UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	05-31-2020

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

May 31, 2020

Emerging Markets Fund
Investor Class (TWMIX)
I Class (AMKIX)
Y Class (AEYMX)
A Class (AEMMX)
C Class (ACECX)
R Class (AEMRX)
R5 Class (AEGMX)
R6 Class (AEDMX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Pandemic Led to Severe Economic, Market Disruptions

Early in the reporting period, market sentiment was generally upbeat. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Against this backdrop, key U.S. stock benchmarks rose to new highs in mid-February, and risk assets largely remained in favor throughout the world.

However, beginning in late February, unprecedented social, health care and economic turmoil quickly quashed the optimistic tone. The COVID-19 outbreak rapidly spread throughout the world, halting most economic activity and triggering worldwide recession fears. Adding to the turmoil, global oil prices collapsed amid plunging demand and a price war between Saudi Arabia and Russia. Global stocks and other riskier assets sold off sharply as investors fled to safe-haven investments.

Central banks and federal governments stepped in quickly and aggressively to stabilize global markets and provide financial relief. These extraordinary efforts proved helpful, as markets broadly rebounded in April and May despite discouraging economic and corporate earnings data. In addition, declining coronavirus infection rates and the reopening of many economies helped fuel the recovery. But the rebound wasn’t enough to offset the effects of the earlier sell-off, and global stocks retreated for the six-month period. U.S. stocks fared better than non-U.S. stocks. Among non-U.S. stocks, developed markets generally declined at a greater pace than emerging markets.

As COVID-19 infections are slowing, most economies across the world are reopening. Nevertheless, the return to pre-pandemic economic and market levels will take time and patience. In the meantime, investors likely will face periods of economic and political uncertainty and heightened market volatility. While these influences can be unsettling, they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather unpredictable markets, and we’re confident we will meet today's challenges.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2020
Top Ten Holdings	% of net assets
Tencent Holdings Ltd.	7.8%
Alibaba Group Holding Ltd., ADR	7.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.6%
Samsung Electronics Co. Ltd.	5.0%
Naspers Ltd., N Shares	2.8%
GDS Holdings Ltd., ADR	2.1%
HDFC Bank Ltd.	2.1%
China Construction Bank Corp., H Shares	2.0%
Chailease Holding Co. Ltd.	1.9%
Industrial & Commercial Bank of China Ltd., H Shares	1.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	0.4%

Investments by Country	% of net assets
China	44.2%
Taiwan	12.5%
South Korea	11.7%
India	6.3%
Brazil	5.8%
South Africa	4.0%
Russia	3.1%
Thailand	2.2%
Other Countries	9.5%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Expenses Paid During Period(1) 12/1/19 - 5/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$915.90	$6.04	1.26%
I Class	$1,000	$916.10	$5.08	1.06%
Y Class	$1,000	$917.00	$4.36	0.91%
A Class	$1,000	$915.20	$7.23	1.51%
C Class	$1,000	$911.10	$10.80	2.26%
R Class	$1,000	$913.30	$8.42	1.76%
R5 Class	$1,000	$916.20	$5.08	1.06%
R6 Class	$1,000	$916.80	$4.36	0.91%
Hypothetical
Investor Class	$1,000	$1,018.70	$6.36	1.26%
I Class	$1,000	$1,019.70	$5.35	1.06%
Y Class	$1,000	$1,020.45	$4.60	0.91%
A Class	$1,000	$1,017.45	$7.62	1.51%
C Class	$1,000	$1,013.70	$11.38	2.26%
R Class	$1,000	$1,016.20	$8.87	1.76%
R5 Class	$1,000	$1,019.70	$5.35	1.06%
R6 Class	$1,000	$1,020.45	$4.60	0.91%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

MAY 31, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Argentina — 1.1%
Globant SA(1)	165,924	$23,264,204
Brazil — 5.8%
B3 SA - Brasil Bolsa Balcao	3,403,200	29,087,561
Cia Brasileira de Distribuicao	849,900	9,873,002
Magazine Luiza SA	1,945,818	23,592,082
Raia Drogasil SA	688,800	14,232,162
TOTVS SA	3,500,400	13,197,918
Vale SA, ADR	1,168,288	11,402,491
WEG SA	3,140,300	24,427,759
		125,812,975
China — 44.2%
A-Living Services Co. Ltd., H Shares	4,020,500	21,656,674
Alibaba Group Holding Ltd., ADR(1)	788,876	163,604,994
Anhui Conch Cement Co. Ltd., H Shares	3,591,000	27,076,461
China Construction Bank Corp., H Shares	54,801,000	43,291,143
China Education Group Holdings Ltd.	9,550,000	16,548,123
China Gas Holdings Ltd.	4,976,000	17,504,284
China International Travel Service Corp. Ltd., A Shares	1,000,917	14,221,083
China Overseas Land & Investment Ltd.	3,232,000	9,925,724
CIFI Holdings Group Co. Ltd.	42,666,888	30,840,484
CNOOC Ltd.	27,739,000	31,373,251
Country Garden Services Holdings Co. Ltd.(1)	6,881,000	32,380,085
GDS Holdings Ltd., ADR(1)	793,267	45,216,219
Geely Automobile Holdings Ltd.	9,561,000	13,223,969
Haier Electronics Group Co. Ltd.	5,336,000	14,914,926
Industrial & Commercial Bank of China Ltd., H Shares	61,285,645	39,762,734
JD.com, Inc., ADR(1)	319,964	17,383,644
Kweichow Moutai Co. Ltd., A Shares	167,710	32,152,840
Li Ning Co. Ltd.	4,632,000	15,628,163
Luxshare Precision Industry Co. Ltd., A Shares	3,967,115	24,839,735
New Oriental Education & Technology Group, Inc., ADR(1)	298,390	35,794,864
Ping An Insurance Group Co. of China Ltd., H Shares	3,685,000	36,585,500
Shenzhou International Group Holdings Ltd.	1,247,200	14,991,229
TAL Education Group, ADR(1)	581,309	32,820,706
Tencent Holdings Ltd.	3,187,000	169,871,683
Wuxi Biologics Cayman, Inc.(1)	827,000	13,063,284
Xinyi Solar Holdings Ltd.	35,798,000	26,122,112
Zhongji Innolight Co. Ltd., A Shares	2,422,638	19,401,296
		960,195,210
Egypt — 0.6%
Commercial International Bank Egypt S.A.E.	3,366,930	13,310,379
Hungary — 1.3%
OTP Bank Nyrt(1)	877,810	29,239,793
India — 6.3%
Asian Paints Ltd.	382,362	8,494,621
6

	Shares	Value
Bajaj Finance Ltd.	208,098	$5,352,116
Bata India Ltd.	643,473	11,269,191
HDFC Bank Ltd.	3,576,662	45,095,363
Indraprastha Gas Ltd.	1,844,144	11,481,268
Jubilant Foodworks Ltd.	730,692	15,999,572
Nestle India Ltd.	94,618	22,006,144
Tata Consultancy Services Ltd.	684,706	17,861,884
		137,560,159
Indonesia — 1.4%
Bank Rakyat Indonesia Persero Tbk PT	78,306,200	15,853,466
Telekomunikasi Indonesia Persero Tbk PT	68,550,900	14,819,239
		30,672,705
Malaysia — 1.1%
Top Glove Corp. Bhd	7,902,800	24,211,751
Mexico — 1.7%
America Movil SAB de CV, Class L ADR	864,460	11,462,739
Wal-Mart de Mexico SAB de CV	9,789,545	24,502,007
		35,964,746
Peru — 0.5%
Credicorp Ltd.	75,854	10,454,198
Philippines — 0.7%
Ayala Land, Inc.	24,231,200	15,129,414
Russia — 3.1%
Novatek PJSC, GDR	135,655	19,741,165
Sberbank of Russia PJSC, ADR (London)	1,761,672	20,025,618
Yandex NV, A Shares(1)	687,615	27,662,752
		67,429,535
South Africa — 4.0%
Capitec Bank Holdings Ltd.	267,034	12,983,725
Kumba Iron Ore Ltd.	515,546	13,938,969
Naspers Ltd., N Shares	381,741	60,699,141
		87,621,835
South Korea — 11.7%
CJ Logistics Corp.(1)	225,793	29,388,910
Hotel Shilla Co. Ltd.	233,909	15,042,686
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	139,623	10,278,354
LG Household & Health Care Ltd.	15,477	17,156,567
Orion Corp/Republic of Korea	169,558	18,105,187
Samsung Electro-Mechanics Co. Ltd.	328,476	33,271,274
Samsung Electronics Co. Ltd.	2,626,426	107,836,588
SK Hynix, Inc.	361,792	23,888,425
		254,967,991
Taiwan — 12.5%
ASPEED Technology, Inc.	569,000	29,399,616
Chailease Holding Co. Ltd.	10,769,556	41,870,569
Giant Manufacturing Co. Ltd.	1,372,000	10,757,338
Largan Precision Co. Ltd.	80,000	10,223,588
Merida Industry Co. Ltd.	1,979,000	11,883,440
President Chain Store Corp.	1,338,000	13,173,014
Taiwan Semiconductor Manufacturing Co. Ltd.	14,708,939	143,253,503
Win Semiconductors Corp.	1,322,000	11,321,180
		271,882,248
7

	Shares	Value
Thailand — 2.2%
Airports of Thailand PCL	5,791,900	$11,363,340
CP ALL PCL	8,980,500	19,864,290
Muangthai Capital PCL	9,192,500	16,024,105
		47,251,735
Turkey — 0.7%
BIM Birlesik Magazalar AS	1,611,730	15,394,556
United Kingdom — 0.4%
Network International Holdings plc(1)	1,672,144	9,642,996
TOTAL COMMON STOCKS (Cost $1,906,855,895)		2,160,006,430
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.25%, 5/15/25 - 2/15/27, valued at $2,723,503), in a joint trading account at 0.01%, dated 5/29/20, due 6/1/20 (Delivery value $2,668,343)		2,668,341
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 3/31/24, valued at $4,392,124), at 0.03%, dated 5/29/20, due 6/1/20 (Delivery value $4,301,011)		4,301,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,969,341)		6,969,341
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,913,825,236)		2,166,975,771
OTHER ASSETS AND LIABILITIES — 0.4%		7,876,447
TOTAL NET ASSETS — 100.0%		$2,174,852,218

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	24.8%
Consumer Discretionary	22.5%
Financials	16.5%
Communication Services	10.4%
Consumer Staples	8.6%
Industrials	5.9%
Materials	2.7%
Real Estate	2.6%
Energy	2.3%
Health Care	1.7%
Utilities	1.3%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

MAY 31, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,913,825,236)	$2,166,975,771
Foreign currency holdings, at value (cost of $492,980)	493,040
Receivable for investments sold	30,178,403
Receivable for capital shares sold	2,278,642
Dividends and interest receivable	2,006,318
Other assets	47,457
2,201,979,631

Liabilities
Disbursements in excess of demand deposit cash	3,317
Payable for investments purchased	20,521,354
Payable for capital shares redeemed	4,624,846
Accrued management fees	1,942,047
Distribution and service fees payable	35,849
27,127,413

Net Assets	$2,174,852,218

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,350,466,700
Distributable earnings	(175,614,482)
$2,174,852,218

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$517,828,570	50,979,395	$10.16
I Class, $0.01 Par Value	$1,131,353,677	108,671,648	$10.41
Y Class, $0.01 Par Value	$18,412,006	1,765,784	$10.43
A Class, $0.01 Par Value	$69,221,986	7,060,682	$9.80*
C Class, $0.01 Par Value	$23,153,316	2,600,351	$8.90
R Class, $0.01 Par Value	$5,595,832	568,213	$9.85
R5 Class, $0.01 Par Value	$2,600,005	249,554	$10.42
R6 Class, $0.01 Par Value	$406,686,826	39,069,855	$10.41
*Maximum offering price $10.40 (net asset value divided by 0.9425).

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,814,559)	$13,922,141
Securities lending, net	87,938
Interest	69,500
14,079,579

Expenses:
Management fees	12,713,235
Distribution and service fees:
A Class	93,350
C Class	135,310
R Class	16,019
Directors' fees and expenses	37,758
Other expenses	57,481
13,053,153

Net investment income (loss)	1,026,426

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(21,613))	(119,744,750)
Foreign currency translation transactions	(20,375)
(119,765,125)

Change in net unrealized appreciation (depreciation) on:
Investments	(91,763,368)
Translation of assets and liabilities in foreign currencies	17,979
(91,745,389)

Net realized and unrealized gain (loss)	(211,510,514)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(210,484,088)

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2019
Increase (Decrease) in Net Assets	May 31, 2020	November 30, 2019
Operations
Net investment income (loss)	$1,026,426	$40,847,232
Net realized gain (loss)	(119,765,125)	(165,576,882)
Change in net unrealized appreciation (depreciation)	(91,745,389)	371,028,910
Net increase (decrease) in net assets resulting from operations	(210,484,088)	246,299,260

Distributions to Shareholders
From earnings:
Investor Class	(8,013,736)	(4,369,482)
I Class	(21,862,436)	(6,026,364)
Y Class	(310,424)	(55,971)
A Class	(874,154)	(149,480)
C Class	(114,160)	—
R Class	(57,761)	—
R5 Class	(44,744)	(18,644)
R6 Class	(8,006,334)	(2,430,490)
Decrease in net assets from distributions	(39,283,749)	(13,050,431)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(46,239,361)	825,809

Net increase (decrease) in net assets	(296,007,198)	234,074,638

Net Assets
Beginning of period	2,470,859,416	2,236,784,778
End of period	$2,174,852,218	$2,470,859,416

See Notes to Financial Statements.
11

Notes to Financial Statements

MAY 31, 2020 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of
12

Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
13

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 6% of the shares of the fund.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class
1.25%	1.05%	0.90%	1.25%	1.25%	1.25%	1.05%	0.90%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2020 are detailed in the Statement of Operations.
14

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $175 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $81 in net realized gain (loss) on investment transactions.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2020 were $433,808,117 and $477,864,472, respectively.
15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2020		Year ended November 30, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,100,000,000		1,100,000,000
Sold	8,769,988	$89,061,370	22,833,790	$240,540,598
Issued in reinvestment of distributions	722,447	7,801,863	388,374	4,217,739
Redeemed	(12,417,852)	(128,832,210)	(65,606,525)	(711,808,825)
	(2,925,417)	(31,968,977)	(42,384,361)	(467,050,488)
I Class/Shares Authorized	1,520,000,000		1,520,000,000
Sold	29,858,754	318,578,860	78,665,181	874,061,540
Issued in reinvestment of distributions	1,776,798	19,811,353	474,557	5,281,820
Redeemed	(37,668,131)	(395,421,219)	(50,245,387)	(545,284,007)
	(6,032,579)	(57,031,006)	28,894,351	334,059,353
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	571,785	6,061,390	913,667	10,139,043
Issued in reinvestment of distributions	27,351	306,119	4,968	55,447
Redeemed	(95,529)	(995,440)	(106,700)	(1,190,387)
	503,607	5,372,069	811,935	9,004,103
A Class/Shares Authorized	100,000,000		100,000,000
Sold	1,728,294	17,716,431	3,294,887	33,939,545
Issued in reinvestment of distributions	53,746	556,804	10,533	110,381
Redeemed	(1,978,625)	(19,499,375)	(3,456,550)	(35,675,172)
	(196,585)	(1,226,140)	(151,130)	(1,625,246)
C Class/Shares Authorized	45,000,000		45,000,000
Sold	113,425	1,150,618	716,119	6,640,072
Issued in reinvestment of distributions	10,261	96,660	—	—
Redeemed	(579,662)	(5,287,590)	(1,227,066)	(11,446,164)
	(455,976)	(4,040,312)	(510,947)	(4,806,092)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	131,053	1,390,298	220,384	2,282,049
Issued in reinvestment of distributions	5,549	57,761	—	—
Redeemed	(195,712)	(1,953,977)	(184,311)	(1,924,685)
	(59,110)	(505,918)	36,073	357,364
R5 Class/Shares Authorized	30,000,000		30,000,000
Sold	126,835	1,507,379	58,405	635,522
Issued in reinvestment of distributions	4,015	44,739	1,674	18,644
Redeemed	(92,512)	(1,120,199)	(280,786)	(3,093,224)
	38,338	431,919	(220,707)	(2,439,058)
R6 Class/Shares Authorized	450,000,000		450,000,000
Sold	10,156,897	109,989,004	18,822,132	206,418,584
Issued in reinvestment of distributions	690,876	7,733,183	212,269	2,364,675
Redeemed	(6,826,177)	(74,993,183)	(6,804,815)	(75,457,386)
	4,021,596	42,729,004	12,229,586	133,325,873
Net increase (decrease)	(5,106,126)	$(46,239,361)	(1,295,200)	$825,809
16

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Argentina	$23,264,204	—	—
Brazil	11,402,491	$114,410,484	—
China	294,820,427	665,374,783	—
Mexico	11,462,739	24,502,007	—
Peru	10,454,198	—	—
Russia	27,662,752	39,766,783	—
Other Countries	—	936,885,562	—
Temporary Cash Investments	—	6,969,341	—
	$379,066,811	$1,787,908,960	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

17

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,914,709,852
Gross tax appreciation of investments	$381,834,103
Gross tax depreciation of investments	(129,568,184)
Net tax appreciation (depreciation) of investments	$252,265,919

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of November 30, 2019, the fund had accumulated short-term capital losses of $(256,610,971) and accumulated long-term capital losses of $(52,205,721), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$11.25	—(4)	(0.94)	(0.94)	(0.15)	—	(0.15)	$10.16	(8.41)%	1.26%(5)	1.26%(5)	(0.06)%(5)	(0.06)%(5)	19%	$517,829
2019	$10.19	0.17	0.94	1.11	(0.05)	—	(0.05)	$11.25	10.99%	1.25%	1.25%	1.59%	1.59%	39%	$606,668
2018	$12.00	0.08	(1.80)	(1.72)	(0.03)	(0.06)	(0.09)	$10.19	(14.57)%	1.18%	1.29%	0.71%	0.60%	36%	$980,765
2017	$8.57	0.02	3.44	3.46	(0.03)	—	(0.03)	$12.00	40.46%	1.18%	1.50%	0.19%	(0.13)%	47%	$883,436
2016	$8.10	0.02	0.46	0.48	(0.01)	—	(0.01)	$8.57	5.95%	1.38%	1.63%	0.30%	0.05%	59%	$470,280
2015	$9.00	0.03	(0.92)	(0.89)	(0.01)	—	(0.01)	$8.10	(9.93)%	1.43%	1.68%	0.30%	0.05%	58%	$399,694
I Class
2020(3)	$11.56	0.01	(0.97)	(0.96)	(0.19)	—	(0.19)	$10.41	(8.39)%	1.06%(5)	1.06%(5)	0.14%(5)	0.14%(5)	19%	$1,131,354
2019	$10.46	0.20	0.97	1.17	(0.07)	—	(0.07)	$11.56	11.20%	1.05%	1.05%	1.79%	1.79%	39%	$1,325,801
2018	$12.32	0.11	(1.85)	(1.74)	(0.06)	(0.06)	(0.12)	$10.46	(14.35)%	0.98%	1.09%	0.91%	0.80%	36%	$897,336
2017	$8.79	0.04	3.54	3.58	(0.05)	—	(0.05)	$12.32	40.86%	0.94%	1.26%	0.43%	0.11%	47%	$505,000
2016	$8.31	0.04	0.47	0.51	(0.03)	—	(0.03)	$8.79	6.13%	1.18%	1.43%	0.50%	0.25%	59%	$37,036
2015	$9.24	0.02	(0.93)	(0.91)	(0.02)	—	(0.02)	$8.31	(9.83)%	1.23%	1.48%	0.50%	0.25%	58%	$4,797

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(3)	$11.60	0.02	(0.97)	(0.95)	(0.22)	—	(0.22)	$10.43	(8.30)%	0.91%(5)	0.91%(5)	0.29%(5)	0.29%(5)	19%	$18,412
2019	$10.49	0.26	0.94	1.20	(0.09)	—	(0.09)	$11.60	11.43%	0.90%	0.90%	1.94%	1.94%	39%	$14,638
2018	$12.34	0.08	(1.81)	(1.73)	(0.06)	(0.06)	(0.12)	$10.49	(14.23)%	0.83%	0.94%	1.06%	0.95%	36%	$4,724
2017(6)	$9.79	0.07	2.48	2.55	—	—	—	$12.34	26.05%	0.77%(5)	1.12%(5)	0.91%(5)	0.56%(5)	47%(7)	$6
A Class
2020(3)	$10.84	(0.02)	(0.90)	(0.92)	(0.12)	—	(0.12)	$9.80	(8.48)%	1.51%(5)	1.51%(5)	(0.31)%(5)	(0.31)%(5)	19%	$69,222
2019	$9.81	0.14	0.91	1.05	(0.02)	—	(0.02)	$10.84	10.71%	1.50%	1.50%	1.34%	1.34%	39%	$78,704
2018	$11.57	0.05	(1.75)	(1.70)	—	(0.06)	(0.06)	$9.81	(14.80)%	1.43%	1.54%	0.46%	0.35%	36%	$72,711
2017	$8.26	—(4)	3.32	3.32	(0.01)	—	(0.01)	$11.57	40.16%	1.43%	1.75%	(0.06)%	(0.38)%	47%	$61,586
2016	$7.82	0.01	0.43	0.44	—	—	—	$8.26	5.63%	1.63%	1.88%	0.05%	(0.20)%	59%	$37,743
2015	$8.70	0.01	(0.89)	(0.88)	—	—	—	$7.82	(10.11)%	1.68%	1.93%	0.05%	(0.20)%	58%	$25,632
C Class
2020(3)	$9.82	(0.05)	(0.83)	(0.88)	(0.04)	—	(0.04)	$8.90	(8.89)%	2.26%(5)	2.26%(5)	(1.06)%(5)	(1.06)%(5)	19%	$23,153
2019	$8.93	0.05	0.84	0.89	—	—	—	$9.82	9.97%	2.25%	2.25%	0.59%	0.59%	39%	$30,004
2018	$10.61	(0.03)	(1.59)	(1.62)	—	(0.06)	(0.06)	$8.93	(15.39)%	2.18%	2.29%	(0.29)%	(0.40)%	36%	$31,871
2017	$7.63	(0.08)	3.06	2.98	—	—	—	$10.61	39.06%	2.16%	2.48%	(0.79)%	(1.11)%	47%	$24,972
2016	$7.28	(0.05)	0.40	0.35	—	—	—	$7.63	4.81%	2.38%	2.63%	(0.70)%	(0.95)%	59%	$5,840
2015	$8.15	(0.05)	(0.82)	(0.87)	—	—	—	$7.28	(10.67)%	2.43%	2.68%	(0.70)%	(0.95)%	58%	$3,149

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(3)	$10.88	(0.03)	(0.91)	(0.94)	(0.09)	—	(0.09)	$9.85	(8.67)%	1.76%(5)	1.76%(5)	(0.56)%(5)	(0.56)%(5)	19%	$5,596
2019	$9.85	0.12	0.91	1.03	—	—	—	$10.88	10.46%	1.75%	1.75%	1.09%	1.09%	39%	$6,825
2018	$11.64	0.02	(1.75)	(1.73)	—	(0.06)	(0.06)	$9.85	(14.97)%	1.68%	1.79%	0.21%	0.10%	36%	$5,825
2017	$8.33	(0.02)	3.33	3.31	—	—	—	$11.64	39.74%	1.68%	2.00%	(0.31)%	(0.63)%	47%	$4,811
2016	$7.90	(0.02)	0.45	0.43	—	—	—	$8.33	5.44%	1.88%	2.13%	(0.20)%	(0.45)%	59%	$2,340
2015	$8.82	(0.02)	(0.90)	(0.92)	—	—	—	$7.90	(10.43)%	1.93%	2.18%	(0.20)%	(0.45)%	58%	$1,425
R5 Class
2020(3)	$11.57	0.01	(0.97)	(0.96)	(0.19)	—	(0.19)	$10.42	(8.38)%	1.06%(5)	1.06%(5)	0.14%(5)	0.14%(5)	19%	$2,600
2019	$10.47	0.20	0.97	1.17	(0.07)	—	(0.07)	$11.57	11.19%	1.05%	1.05%	1.79%	1.79%	39%	$2,444
2018	$12.32	0.12	(1.86)	(1.74)	(0.05)	(0.06)	(0.11)	$10.47	(14.33)%	0.98%	1.09%	0.91%	0.80%	36%	$4,521
2017(6)	$9.78	0.03	2.51	2.54	—	—	—	$12.32	25.97%	0.92%(5)	1.27%(5)	0.78%(5)	0.43%(5)	47%(7)	$46
R6 Class
2020(3)	$11.58	0.02	(0.97)	(0.95)	(0.22)	—	(0.22)	$10.41	(8.32)%	0.91%(5)	0.91%(5)	0.29%(5)	0.29%(5)	19%	$406,687
2019	$10.48	0.23	0.96	1.19	(0.09)	—	(0.09)	$11.58	11.45%	0.90%	0.90%	1.94%	1.94%	39%	$405,776
2018	$12.34	0.12	(1.84)	(1.72)	(0.08)	(0.06)	(0.14)	$10.48	(14.28)%	0.83%	0.94%	1.06%	0.95%	36%	$239,031
2017	$8.81	0.06	3.53	3.59	(0.06)	—	(0.06)	$12.34	40.98%	0.83%	1.15%	0.54%	0.22%	47%	$92,470
2016	$8.33	0.06	0.46	0.52	(0.04)	—	(0.04)	$8.81	6.27%	1.03%	1.28%	0.65%	0.40%	59%	$34,065
2015	$9.25	0.07	(0.95)	(0.88)	(0.04)	—	(0.04)	$8.33	(9.58)%	1.08%	1.33%	0.65%	0.40%	58%	$24,965

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2020 (unaudited).
(4)Per-share amount was less than $0.005.
(5)Annualized.
(6)April 10, 2017 (commencement of sale) through November 30, 2017.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

23

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92633 2007

Semiannual Report

May 31, 2020

Emerging Markets Small Cap Fund
Investor Class (AECVX)
I Class (AECSX)
A Class (AECLX)
C Class (AECHX)
R Class (AECMX)
R6 Class (AECTX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Pandemic Led to Severe Economic, Market Disruptions

Early in the reporting period, market sentiment was generally upbeat. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Against this backdrop, key U.S. stock benchmarks rose to new highs in mid-February, and risk assets largely remained in favor throughout the world.

However, beginning in late February, unprecedented social, health care and economic turmoil quickly quashed the optimistic tone. The COVID-19 outbreak rapidly spread throughout the world, halting most economic activity and triggering worldwide recession fears. Adding to the turmoil, global oil prices collapsed amid plunging demand and a price war between Saudi Arabia and Russia. Global stocks and other riskier assets sold off sharply as investors fled to safe-haven investments.

Central banks and federal governments stepped in quickly and aggressively to stabilize global markets and provide financial relief. These extraordinary efforts proved helpful, as markets broadly rebounded in April and May despite discouraging economic and corporate earnings data. In addition, declining coronavirus infection rates and the reopening of many economies helped fuel the recovery. But the rebound wasn’t enough to offset the effects of the earlier sell-off, and global stocks retreated for the six-month period. U.S. stocks fared better than non-U.S. stocks. Among non-U.S. stocks, developed markets generally declined at a greater pace than emerging markets.

As COVID-19 infections are slowing, most economies across the world are reopening. Nevertheless, the return to pre-pandemic economic and market levels will take time and patience. In the meantime, investors likely will face periods of economic and political uncertainty and heightened market volatility. While these influences can be unsettling, they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather unpredictable markets, and we’re confident we will meet today's challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2020
Top Ten Holdings	% of net assets
ASPEED Technology, Inc.	2.9%
A-Living Services Co. Ltd., H Shares	2.5%
Country Garden Services Holdings Co. Ltd.	2.3%
Digital Telecommunications Infrastructure Fund	2.2%
Chailease Holding Co. Ltd.	2.2%
GDS Holdings Ltd., ADR	2.2%
Globant SA	2.1%
ITEQ Corp.	2.0%
Taiwan Union Technology Corp.	1.9%
Comba Telecom Systems Holdings Ltd.	1.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.6%
Temporary Cash Investments	1.2%
Other Assets and Liabilities	0.2%

Investments by Country	% of net assets
Taiwan	22.2%
China	20.2%
South Korea	12.1%
India	9.0%
Brazil	7.5%
Thailand	4.9%
Indonesia	3.8%
South Africa	2.2%
Malaysia	2.1%
Argentina	2.1%
Other Countries	12.5%
Cash and Equivalents*	1.4%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Expenses Paid During Period(1) 12/1/19 - 5/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$913.80	$7.70	1.61%
I Class	$1,000	$915.10	$6.75	1.41%
A Class	$1,000	$912.00	$8.89	1.86%
C Class	$1,000	$909.70	$12.46	2.61%
R Class	$1,000	$912.20	$10.09	2.11%
R6 Class	$1,000	$915.10	$6.03	1.26%
Hypothetical
Investor Class	$1,000	$1,016.95	$8.12	1.61%
I Class	$1,000	$1,017.95	$7.11	1.41%
A Class	$1,000	$1,015.70	$9.37	1.86%
C Class	$1,000	$1,011.95	$13.13	2.61%
R Class	$1,000	$1,014.45	$10.63	2.11%
R6 Class	$1,000	$1,018.70	$6.36	1.26%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

MAY 31, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.6%
Argentina — 2.1%
Globant SA(1)	1,310	$183,675
Brazil — 7.5%
Arco Platform Ltd., Class A(1)	2,355	114,170
Banco Inter SA	14,094	85,521
Cia Brasileira de Distribuicao	4,700	54,598
Equatorial Energia SA(1)	28,700	107,404
Fleury SA	20,200	89,146
Magazine Luiza SA	8,927	108,236
TOTVS SA	25,800	97,276
		656,351
Chile — 0.6%
Geopark Ltd.	6,059	51,320
China — 20.2%
21Vianet Group, Inc., ADR(1)	2,734	39,916
A-Living Services Co. Ltd., H Shares	41,500	223,542
China East Education Holdings Ltd.	63,000	124,246
China Education Group Holdings Ltd.	80,000	138,624
China Lesso Group Holdings Ltd.	78,000	94,954
China Resources Cement Holdings Ltd.	40,000	50,526
China Yongda Automobiles Services Holdings Ltd.	83,000	86,690
CIFI Holdings Group Co. Ltd.	180,570	130,520
Country Garden Services Holdings Co. Ltd.	43,000	202,346
GDS Holdings Ltd., ADR(1)	3,369	192,033
GSX Techedu, Inc., ADR(1)	1,373	43,057
Li Ning Co. Ltd.	18,000	60,731
TAL Education Group, ADR(1)	1,663	93,893
Times China Holdings Ltd.	94,000	138,598
West China Cement Ltd.	828,000	154,476
		1,774,152
Egypt — 0.5%
Juhayna Food Industries	96,679	45,170
Greece — 1.9%
Eurobank Ergasias Services and Holdings SA(1)	45,443	19,315
JUMBO SA	4,464	81,150
OPAP SA	7,336	68,694
		169,159
Hong Kong — 1.8%
Comba Telecom Systems Holdings Ltd.	396,000	156,414
India — 9.0%
Bata India Ltd.	2,685	47,023
Berger Paints India Ltd.	8,686	56,553
Crompton Greaves Consumer Electricals Ltd.	14,816	44,088
Indraprastha Gas Ltd.	17,388	108,254
Jubilant Foodworks Ltd.	4,246	92,972
L&T Technology Services Ltd.	3,305	51,117
6

	Shares	Value
Larsen & Toubro Infotech Ltd.	5,412	$128,494
Prestige Estates Projects Ltd.	15,899	33,051
Torrent Pharmaceuticals Ltd.	4,428	138,116
Zydus Wellness Ltd.	5,102	84,685
		784,353
Indonesia — 3.8%
Ace Hardware Indonesia Tbk PT(1)	439,100	46,815
Bank Tabungan Pensiunan Nasional Syariah Tbk PT	266,400	52,579
Jasa Marga Persero Tbk PT(1)	253,800	61,829
Mitra Adiperkasa Tbk PT(1)	1,006,700	50,073
Semen Indonesia Persero Tbk PT	82,200	55,281
XL Axiata Tbk PT(1)	359,700	63,929
		330,506
Malaysia — 2.1%
Carlsberg Brewery Malaysia Bhd	12,100	80,622
Top Glove Corp. Bhd	34,700	106,310
		186,932
Philippines — 1.9%
Bloomberry Resorts Corp.	378,500	46,413
International Container Terminal Services, Inc.	21,770	37,761
Wilcon Depot, Inc.	259,800	77,399
		161,573
Russia — 1.9%
TCS Group Holding plc, GDR	4,907	85,602
Yandex NV, A Shares(1)	2,052	82,552
		168,154
Saudi Arabia — 0.9%
Leejam Sports Co. JSC	5,580	82,517
South Africa — 2.2%
Capitec Bank Holdings Ltd.	1,066	51,831
Clicks Group Ltd.(1)	8,132	108,213
JSE Ltd.	5,232	35,771
		195,815
South Korea — 12.1%
CJ Logistics Corp.(1)	1,043	135,755
Doosan Bobcat, Inc.	2,649	50,881
GS Retail Co. Ltd.	1,278	44,051
Han Kuk Carbon Co. Ltd.	22,061	146,106
Hotel Shilla Co. Ltd.	1,157	74,407
Iljin Materials Co. Ltd.	3,353	126,829
Koh Young Technology, Inc.	997	75,430
LG Innotek Co. Ltd.	1,118	133,647
LG Uplus Corp.	3,856	41,038
Orion Corp/Republic of Korea	1,288	137,531
Studio Dragon Corp.(1)	1,534	94,713
		1,060,388
Taiwan — 22.2%
Accton Technology Corp.	14,000	112,778
Airtac International Group	7,000	120,306
Alchip Technologies Ltd.	15,000	149,957
Asia Cement Corp.	80,000	116,163
ASPEED Technology, Inc.	5,000	258,344
7

	Shares	Value
Chailease Holding Co. Ltd.	49,728	$193,336
Chaun-Choung Technology Corp.	7,000	57,608
Giant Manufacturing Co. Ltd.	6,000	47,044
ITEQ Corp.	38,000	171,096
Merida Industry Co. Ltd.	24,000	144,114
Powertech Technology, Inc.	40,000	129,398
Realtek Semiconductor Corp.	14,000	120,747
Taiwan Union Technology Corp.	36,000	165,720
Vanguard International Semiconductor Corp.	38,000	93,133
Win Semiconductors Corp.	8,000	68,509
		1,948,253
Thailand — 4.9%
Digital Telecommunications Infrastructure Fund	387,900	193,518
Muangthai Capital PCL	63,400	110,517
Srisawad Corp. PCL(1)	68,660	123,368
		427,403
Turkey — 1.8%
Mavi Giyim Sanayi Ve Ticaret AS, B Shares(1)	6,764	44,904
Sok Marketler Ticaret AS(1)	67,869	116,631
		161,535
United Kingdom — 1.2%
Network International Holdings plc(1)	17,994	103,769
TOTAL COMMON STOCKS (Cost $7,719,677)		8,647,439
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.25%, 5/15/25 - 2/15/27, valued at $109,566), in a joint trading account at 0.01%, dated 5/29/20, due 6/1/20 (Delivery value $107,347)		107,347
State Street Institutional U.S. Government Money Market Fund, Premier Class	248	248
TOTAL TEMPORARY CASH INVESTMENTS (Cost $107,595)		107,595
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $7,827,272)		8,755,034
OTHER ASSETS AND LIABILITIES — 0.2%		13,205
TOTAL NET ASSETS — 100.0%		$8,768,239

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	31.5%
Consumer Discretionary	19.6%
Industrials	11.2%
Financials	8.7%
Consumer Staples	7.6%
Materials	6.5%
Health Care	3.8%
Real Estate	3.5%
Communication Services	3.2%
Utilities	2.4%
Energy	0.6%
Cash and Equivalents*	1.4%
*Includes temporary cash investments and other assets and liabilities.

8

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
(1) Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $7,827,272)	$8,755,034
Foreign currency holdings, at value (cost of $23)	22
Receivable for capital shares sold	45,131
Dividends and interest receivable	25,932
Other assets	568
8,826,687

Liabilities
Payable for investments purchased	40,050
Payable for capital shares redeemed	6,736
Accrued management fees	10,849
Distribution and service fees payable	813
58,448

Net Assets	$8,768,239

Net Assets Consist of:
Capital (par value and paid-in surplus)	$8,562,912
Distributable earnings	205,327
$8,768,239

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$3,973,467	348,639	$11.40
I Class, $0.01 Par Value	$2,885,632	252,539	$11.43
A Class, $0.01 Par Value	$801,734	70,540	$11.37*
C Class, $0.01 Par Value	$621,838	55,633	$11.18
R Class, $0.01 Par Value	$353,793	31,264	$11.32
R6 Class, $0.01 Par Value	$131,775	11,513	$11.45
*Maximum offering price $12.06 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $6,061)	$73,735
Securities lending, net	1,005
Interest	514
75,254

Expenses:
Management fees	69,601
Distribution and service fees:
A Class	1,027
C Class	3,252
R Class	842
Directors' fees and expenses	144
Other expenses	185
75,051

Net investment income (loss)	203

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(603))	(336,315)
Foreign currency translation transactions	(14,749)
(351,064)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $4,924)	(493,161)
Translation of assets and liabilities in foreign currencies	24
(493,137)

Net realized and unrealized gain (loss)	(844,201)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(843,998)

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2019
Increase (Decrease) in Net Assets	May 31, 2020	November 30, 2019
Operations
Net investment income (loss)	$203	$33,440
Net realized gain (loss)	(351,064)	(305,445)
Change in net unrealized appreciation (depreciation)	(493,137)	1,379,222
Net increase (decrease) in net assets resulting from operations	(843,998)	1,107,217

Distributions to Shareholders
From earnings:
Investor Class	(18,004)	(211,250)
I Class	(14,053)	(47,717)
A Class	(971)	(42,563)
C Class	—	(41,460)
R Class	—	(13,422)
R6 Class	(1,053)	(8,507)
Decrease in net assets from distributions	(34,081)	(364,919)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	480,482	(1,788,460)

Net increase (decrease) in net assets	(397,597)	(1,046,162)

Net Assets
Beginning of period	9,165,836	10,211,998
End of period	$8,768,239	$9,165,836

See Notes to Financial Statements.

12

Notes to Financial Statements

MAY 31, 2020 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Small Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 37% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
1.60%	1.40%	1.60%	1.60%	1.60%	1.25%

15

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2020 are detailed in the Statement of Operations.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2020 were $3,155,010 and $2,588,274, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2020		Year ended November 30, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	83,991	$1,044,220	135,086	$1,622,100
Issued in reinvestment of distributions	1,277	16,531	19,297	210,336
Redeemed	(117,171)	(1,375,445)	(281,199)	(3,374,805)
	(31,903)	(314,694)	(126,816)	(1,542,369)
I Class/Shares Authorized	30,000,000		30,000,000
Sold	72,323	835,765	120,968	1,458,880
Issued in reinvestment of distributions	1,084	14,053	4,370	47,717
Redeemed	(10,792)	(125,487)	(46,951)	(576,122)
	62,615	724,331	78,387	930,475
A Class/Shares Authorized	30,000,000		30,000,000
Sold	2,082	22,093	11,855	129,000
Issued in reinvestment of distributions	75	971	3,908	42,563
Redeemed	—	—	(51,108)	(623,555)
	2,157	23,064	(35,345)	(451,992)
C Class/Shares Authorized	30,000,000		30,000,000
Issued in reinvestment of distributions	—	—	3,835	41,460
Redeemed	—	—	(48,347)	(585,000)
	—	—	(44,512)	(543,540)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	7,908	89,584	8,751	103,794
Issued in reinvestment of distributions	—	—	1,235	13,422
Redeemed	(3,676)	(42,856)	(15,170)	(184,757)
	4,232	46,728	(5,184)	(67,541)
R6 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	81	1,053	778	8,507
Redeemed	—	—	(9,894)	(122,000)
	81	1,053	(9,116)	(113,493)
Net increase (decrease)	37,182	$480,482	(142,586)	$(1,788,460)
16

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Argentina	$183,675	—	—
Brazil	114,170	$542,181	—
Chile	51,320	—	—
China	368,899	1,405,253	—
Russia	82,552	85,602	—
Other Countries	—	5,813,787	—
Temporary Cash Investments	248	107,347	—
	$800,864	$7,954,170	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

17

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,872,040
Gross tax appreciation of investments	$1,573,517
Gross tax depreciation of investments	(690,523)
Net tax appreciation (depreciation) of investments	$882,994

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of November 30, 2019, the fund had accumulated short-term capital losses of $(277,551), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of November 30, 2019, the fund had post-October capital loss deferrals of $(41,347), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$12.52	—(4)	(1.07)	(1.07)	(0.05)	—	(0.05)	$11.40	(8.62)%	1.61%(5)	0.05%(5)	29%	$3,973
2019	$11.68	0.05	1.20	1.25	—	(0.41)	(0.41)	$12.52	11.36%	1.61%	0.43%	67%	$4,764
2018	$13.66	0.04	(1.86)	(1.82)	(0.14)	(0.02)	(0.16)	$11.68	(13.59)%	1.60%	0.31%	75%	$5,924
2017	$10.45	(0.03)	3.33	3.30	(0.09)	—	(0.09)	$13.66	31.85%	1.61%	(0.16)%	49%	$6,884
2016(6)	$10.00	0.04	0.41	0.45	—	—	—	$10.45	4.50%	1.60%(5)	0.59%(5)	51%	$2,373
I Class
2020(3)	$12.56	0.02	(1.08)	(1.06)	(0.07)	—	(0.07)	$11.43	(8.49)%	1.41%(5)	0.25%(5)	29%	$2,886
2019	$11.69	0.07	1.21	1.28	—	(0.41)	(0.41)	$12.56	11.52%	1.41%	0.63%	67%	$2,386
2018	$13.68	0.06	(1.86)	(1.80)	(0.17)	(0.02)	(0.19)	$11.69	(13.39)%	1.40%	0.51%	75%	$1,304
2017	$10.46	0.01	3.32	3.33	(0.11)	—	(0.11)	$13.68	32.18%	1.41%	0.04%	49%	$829
2016(6)	$10.00	0.05	0.41	0.46	—	—	—	$10.46	4.60%	1.40%(5)	0.79%(5)	51%	$628
A Class
2020(3)	$12.47	(0.01)	(1.08)	(1.09)	(0.01)	—	(0.01)	$11.37	(8.80)%	1.86%(5)	(0.20)%(5)	29%	$802
2019	$11.66	0.02	1.20	1.22	—	(0.41)	(0.41)	$12.47	11.11%	1.86%	0.18%	67%	$853
2018	$13.64	0.01	(1.86)	(1.85)	(0.11)	(0.02)	(0.13)	$11.66	(13.82)%	1.85%	0.06%	75%	$1,209
2017	$10.43	(0.04)	3.31	3.27	(0.06)	—	(0.06)	$13.64	31.57%	1.86%	(0.41)%	49%	$1,956
2016(6)	$10.00	0.02	0.41	0.43	—	—	—	$10.43	4.30%	1.85%(5)	0.34%(5)	51%	$1,043

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020(3)	$12.29	(0.06)	(1.05)	(1.11)	—	—	—	$11.18	(9.03)%	2.61%(5)	(0.95)%(5)	29%	$622
2019	$11.58	(0.07)	1.19	1.12	—	(0.41)	(0.41)	$12.29	10.20%	2.61%	(0.57)%	67%	$684
2018	$13.55	(0.10)	(1.85)	(1.95)	—(4)	(0.02)	(0.02)	$11.58	(14.41)%	2.60%	(0.69)%	75%	$1,160
2017	$10.38	(0.13)	3.30	3.17	—	—	—	$13.55	30.54%	2.61%	(1.16)%	49%	$1,355
2016(6)	$10.00	(0.03)	0.41	0.38	—	—	—	$10.38	3.80%	2.60%(5)	(0.41)%(5)	51%	$1,038
R Class
2020(3)	$12.42	(0.02)	(1.08)	(1.10)	—	—	—	$11.32	(8.78)%	2.11%(5)	(0.45)%(5)	29%	$354
2019	$11.64	(0.01)	1.20	1.19	—	(0.41)	(0.41)	$12.42	10.68%	2.11%	(0.07)%	67%	$336
2018	$13.62	(0.03)	(1.86)	(1.89)	(0.07)	(0.02)	(0.09)	$11.64	(13.98)%	2.10%	(0.19)%	75%	$375
2017	$10.41	(0.07)	3.32	3.25	(0.04)	—	(0.04)	$13.62	31.30%	2.11%	(0.66)%	49%	$331
2016(6)	$10.00	0.01	0.40	0.41	—	—	—	$10.41	4.10%	2.10%(5)	0.09%(5)	51%	$212
R6 Class
2020(3)	$12.59	0.02	(1.07)	(1.05)	(0.09)	—	(0.09)	$11.45	(8.49)%	1.26%(5)	0.40%(5)	29%	$132
2019	$11.70	0.09	1.21	1.30	—	(0.41)	(0.41)	$12.59	11.68%	1.26%	0.78%	67%	$144
2018	$13.69	0.08	(1.86)	(1.78)	(0.19)	(0.02)	(0.21)	$11.70	(13.25)%	1.25%	0.66%	75%	$240
2017	$10.47	0.03	3.31	3.34	(0.12)	—	(0.12)	$13.69	32.35%	1.26%	0.19%	49%	$277
2016(6)	$10.00	0.06	0.41	0.47	—	—	—	$10.47	4.70%	1.25%(5)	0.94%(5)	51%	$209

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2020 (unaudited).
(4)Per-share amount was less than $0.005.
(5)Annualized.
(6)April 7, 2016 (fund inception) through November 30, 2016.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.
23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92636 2007

Semiannual Report

May 31, 2020

Focused Global Growth Fund
Investor Class (TWGGX)
I Class (AGGIX)
Y Class (AGYGX)
A Class (AGGRX)
C Class (AGLCX)
R Class (AGORX)
R5 Class (AGFGX)
R6 Class (AGGDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Pandemic Led to Severe Economic, Market Disruptions

Early in the reporting period, market sentiment was generally upbeat. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Against this backdrop, key U.S. stock benchmarks rose to new highs in mid-February, and risk assets largely remained in favor throughout the world.

However, beginning in late February, unprecedented social, health care and economic turmoil quickly quashed the optimistic tone. The COVID-19 outbreak rapidly spread throughout the world, halting most economic activity and triggering worldwide recession fears. Adding to the turmoil, global oil prices collapsed amid plunging demand and a price war between Saudi Arabia and Russia. Global stocks and other riskier assets sold off sharply as investors fled to safe-haven investments.

Central banks and federal governments stepped in quickly and aggressively to stabilize global markets and provide financial relief. These extraordinary efforts proved helpful, as markets broadly rebounded in April and May despite discouraging economic and corporate earnings data. In addition, declining coronavirus infection rates and the reopening of many economies helped fuel the recovery. But the rebound wasn’t enough to offset the effects of the earlier sell-off, and global stocks retreated for the six-month period. U.S. stocks fared better than non-U.S. stocks. Among non-U.S. stocks, developed markets generally declined at a greater pace than emerging markets.

As COVID-19 infections are slowing, most economies across the world are reopening. Nevertheless, the return to pre-pandemic economic and market levels will take time and patience. In the meantime, investors likely will face periods of economic and political uncertainty and heightened market volatility. While these influences can be unsettling, they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather unpredictable markets, and we’re confident we will meet today's challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2020
Top Ten Holdings	% of net assets
Amazon.com, Inc.	5.2%
Alibaba Group Holding Ltd., ADR	3.6%
Lowe's Cos., Inc.	3.2%
Avantor, Inc.	3.1%
Monster Beverage Corp.	3.1%
London Stock Exchange Group plc	3.0%
B3 SA - Brasil Bolsa Balcao	3.0%
Bio-Rad Laboratories, Inc., Class A	3.0%
Lonza Group AG	3.0%
ServiceNow, Inc.	2.9%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	70.1%
Foreign Common Stocks	29.5%
Total Common Stocks	99.6%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	(0.1)%

Investments by Country	% of net assets
United States	70.1%
Switzerland	5.5%
Hong Kong	5.2%
China	3.6%
United Kingdom	3.0%
Brazil	3.0%
Japan	2.7%
India	2.6%
Netherlands	2.6%
Other Countries	1.3%
Cash and Equivalents*	0.4%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Expenses Paid During Period(1) 12/1/19 - 5/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,019.80	$5.45	1.08%
I Class	$1,000	$1,020.80	$4.45	0.88%
Y Class	$1,000	$1,022.40	$3.69	0.73%
A Class	$1,000	$1,019.50	$6.71	1.33%
C Class	$1,000	$1,015.20	$10.48	2.08%
R Class	$1,000	$1,018.20	$7.97	1.58%
R5 Class	$1,000	$1,020.80	$4.45	0.88%
R6 Class	$1,000	$1,021.70	$3.69	0.73%
Hypothetical
Investor Class	$1,000	$1,019.60	$5.45	1.08%
I Class	$1,000	$1,020.60	$4.45	0.88%
Y Class	$1,000	$1,021.35	$3.69	0.73%
A Class	$1,000	$1,018.35	$6.71	1.33%
C Class	$1,000	$1,014.60	$10.48	2.08%
R Class	$1,000	$1,017.10	$7.97	1.58%
R5 Class	$1,000	$1,020.60	$4.45	0.88%
R6 Class	$1,000	$1,021.35	$3.69	0.73%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

MAY 31, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Brazil — 3.0%
B3 SA - Brasil Bolsa Balcao	2,037,200	$17,412,194
China — 3.6%
Alibaba Group Holding Ltd., ADR(1)	100,300	20,801,217
Hong Kong — 5.2%
AIA Group Ltd.	1,671,200	13,624,932
Hong Kong Exchanges & Clearing Ltd.	473,283	16,559,522
		30,184,454
Hungary — 1.3%
OTP Bank Nyrt(1)	224,353	7,473,184
India — 2.6%
HDFC Bank Ltd.	1,191,180	15,018,667
Japan — 2.7%
Shiseido Co. Ltd.	255,200	15,578,244
Netherlands — 2.6%
NXP Semiconductors NV	154,820	14,878,202
Switzerland — 5.5%
Lonza Group AG	35,100	17,283,544
Zurich Insurance Group AG	46,220	14,954,099
		32,237,643
United Kingdom — 3.0%
London Stock Exchange Group plc	177,791	17,701,452
United States — 70.1%
Adobe, Inc.(1)	42,577	16,460,268
Amazon.com, Inc.(1)	12,348	30,158,385
American Express Co.	154,050	14,645,534
Aptiv plc	214,770	16,182,919
Avantor, Inc.(1)	958,840	18,189,195
Bio-Rad Laboratories, Inc., Class A(1)	35,304	17,345,561
Boston Scientific Corp.(1)	433,595	16,472,274
Charles Schwab Corp. (The)	402,318	14,447,239
Cheniere Energy, Inc.(1)	337,650	14,974,778
Danaher Corp.	89,725	14,949,082
Equinix, Inc.	22,786	15,896,197
Fidelity National Information Services, Inc.	116,507	16,174,667
FMC Corp.	159,100	15,657,031
HEICO Corp.	118,100	11,899,756
IHS Markit Ltd.	225,540	15,666,008
L3Harris Technologies, Inc.	76,690	15,295,821
Lowe's Cos., Inc.	142,440	18,567,054
MasterCard, Inc., Class A	53,630	16,136,731
Monster Beverage Corp.(1)	247,850	17,822,893
MSCI, Inc.	46,040	15,140,254
Pioneer Natural Resources Co.	117,758	10,786,633
ServiceNow, Inc.(1)	43,200	16,758,576
Teleflex, Inc.	43,688	15,852,628
6

	Shares	Value
Texas Instruments, Inc.	129,100	$15,329,334
Visa, Inc., Class A	84,792	16,554,790
		407,363,608
TOTAL COMMON STOCKS (Cost $472,404,356)		578,648,865
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.25%, 5/15/25 - 2/15/27, valued at $1,068,725), in a joint trading account at 0.01%, dated 5/29/20, due 6/1/20 (Delivery value $1,047,080)		1,047,079
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.50%, 4/15/24, valued at $1,721,592), at 0.03%, dated 5/29/20, due 6/1/20 (Delivery value $1,687,004)		1,687,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,419	2,419
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,736,498)		2,736,498
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $475,140,854)		581,385,363
OTHER ASSETS AND LIABILITIES — (0.1)%		(341,787)
TOTAL NET ASSETS — 100.0%		$581,043,576

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	25.2%
Information Technology	19.4%
Health Care	17.2%
Consumer Discretionary	14.8%
Industrials	7.3%
Consumer Staples	5.8%
Energy	4.5%
Real Estate	2.7%
Materials	2.7%
Cash and Equivalents*	0.4%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1) Non-income producing.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

MAY 31, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $475,140,854)	$581,385,363
Foreign currency holdings, at value (cost of $49)	49
Receivable for capital shares sold	122,295
Dividends and interest receivable	343,918
Other assets	1,158
581,852,783

Liabilities
Payable for capital shares redeemed	322,147
Accrued management fees	475,233
Distribution and service fees payable	11,827
809,207

Net Assets	$581,043,576

Net Assets Consist of:
Capital (par value and paid-in surplus)	$421,447,799
Distributable earnings	159,595,777
$581,043,576

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$434,526,572	37,156,870	$11.69
I Class, $0.01 Par Value	$39,075,111	3,260,566	$11.98
Y Class, $0.01 Par Value	$200,709	16,632	$12.07
A Class, $0.01 Par Value	$25,758,310	2,296,733	$11.22*
C Class, $0.01 Par Value	$4,494,500	495,898	$9.06
R Class, $0.01 Par Value	$7,226,258	662,026	$10.92
R5 Class, $0.01 Par Value	$7,389	617	$11.98
R6 Class, $0.01 Par Value	$69,754,727	5,788,821	$12.05
*Maximum offering price $11.90 (net asset value divided by 0.9425).

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $157,644)	$2,921,455
Interest	14,393
2,935,848

Expenses:
Management fees	2,830,404
Distribution and service fees:
A Class	32,196
C Class	23,287
R Class	17,805
Directors' fees and expenses	8,840
Other expenses	9,787
2,922,319

Net investment income (loss)	13,529

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $30,486)	56,650,783
Foreign currency translation transactions	(102,164)
56,548,619

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $72,678)	(40,568,229)
Translation of assets and liabilities in foreign currencies	5,647
(40,562,582)

Net realized and unrealized gain (loss)	15,986,037

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,999,566

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2019
Increase (Decrease) in Net Assets	May 31, 2020	November 30, 2019
Operations
Net investment income (loss)	$13,529	$459,057
Net realized gain (loss)	56,548,619	93,175,825
Change in net unrealized appreciation (depreciation)	(40,562,582)	13,822,059
Net increase (decrease) in net assets resulting from operations	15,999,566	107,456,941

Distributions to Shareholders
From earnings:
Investor Class	(70,603,884)	(36,935,706)
I Class	(4,139,998)	(1,467,077)
Y Class	(46,321)	(546)
A Class	(4,387,898)	(2,409,311)
C Class	(962,993)	(500,817)
R Class	(1,212,750)	(660,873)
R5 Class	(1,131)	(540)
R6 Class	(6,775,967)	(4,427,325)
Decrease in net assets from distributions	(88,130,942)	(46,402,195)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	69,026,114	12,249,882

Net increase (decrease) in net assets	(3,105,262)	73,304,628

Net Assets
Beginning of period	584,148,838	510,844,210
End of period	$581,043,576	$584,148,838

See Notes to Financial Statements.
10

Notes to Financial Statements

MAY 31, 2020 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused Global Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

11

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
12

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2020 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.050% to 1.300%	1.07%
I Class	0.850% to 1.100%	0.87%
Y Class	0.700% to 0.950%	0.72%
A Class	1.050% to 1.300%	1.07%
C Class	1.050% to 1.300%	1.07%
R Class	1.050% to 1.300%	1.07%
R5 Class	0.850% to 1.100%	0.87%
R6 Class	0.700% to 0.950%	0.72%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2020 are detailed in the Statement of Operations.
13

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $367,977 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $223,752 in net realized gain (loss) on investment transactions.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2020 were $379,792,340 and $395,879,093, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2020		Year ended November 30, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	450,000,000		450,000,000
Sold	2,799,088	$31,604,366	2,039,625	$25,196,722
Issued in reinvestment of distributions	5,805,629	68,462,968	3,477,530	35,957,657
Redeemed	(4,716,035)	(54,100,525)	(5,409,998)	(65,892,519)
	3,888,682	45,966,809	107,157	(4,738,140)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	1,738,934	18,866,326	1,077,089	13,794,877
Issued in reinvestment of distributions	342,162	4,129,640	138,538	1,461,572
Redeemed	(861,137)	(9,812,297)	(464,877)	(5,764,381)
	1,219,959	13,183,669	750,750	9,492,068
Y Class/Shares Authorized	20,000,000		20,000,000
Sold	—	—	22,544	303,359
Issued in reinvestment of distributions	3,811	46,321	51	546
Redeemed	(8,639)	(105,685)	(1,693)	(22,088)
	(4,828)	(59,364)	20,902	281,817
A Class/Shares Authorized	40,000,000		40,000,000
Sold	289,635	3,239,267	290,672	3,485,724
Issued in reinvestment of distributions	375,963	4,257,021	233,037	2,332,697
Redeemed	(427,869)	(4,610,483)	(660,400)	(7,718,982)
	237,729	2,885,805	(136,691)	(1,900,561)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	37,735	343,774	116,094	1,060,561
Issued in reinvestment of distributions	95,662	879,003	52,006	441,007
Redeemed	(88,271)	(788,337)	(169,103)	(1,654,534)
	45,126	434,440	(1,003)	(152,966)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	83,028	893,632	130,276	1,543,815
Issued in reinvestment of distributions	109,728	1,210,541	67,219	660,090
Redeemed	(112,589)	(1,175,024)	(210,738)	(2,489,964)
	80,167	929,149	(13,243)	(286,059)
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	94	1,131	51	540
R6 Class/Shares Authorized	65,000,000		65,000,000
Sold	2,958,026	31,632,349	1,443,634	17,087,804
Issued in reinvestment of distributions	463,745	5,619,736	418,067	4,427,325
Redeemed	(2,364,807)	(31,567,610)	(940,824)	(11,961,946)
	1,056,964	5,684,475	920,877	9,553,183
Net increase (decrease)	6,523,893	$69,026,114	1,648,800	$12,249,882

15

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	—	$17,412,194	—
Hong Kong	—	30,184,454	—
Hungary	—	7,473,184	—
India	—	15,018,667	—
Japan	—	15,578,244	—
Switzerland	—	32,237,643	—
United Kingdom	—	17,701,452	—
Other Countries	$443,043,027	—	—
Temporary Cash Investments	2,419	2,734,079	—
	$443,045,446	$138,339,917	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

16

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$479,974,782
Gross tax appreciation of investments	$124,578,458
Gross tax depreciation of investments	(23,167,877)
Net tax appreciation (depreciation) of investments	$101,410,581

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$13.54	—(4)	0.27	0.27	—(4)	(2.12)	(2.12)	$11.69	1.98%	1.08%(5)	(0.02)%(5)	69%	$434,527
2019	$12.32	0.01	2.33	2.34	(0.01)	(1.11)	(1.12)	$13.54	21.82%	1.07%	0.07%	68%	$450,413
2018	$13.67	0.04	0.11	0.15	(0.03)	(1.47)	(1.50)	$12.32	1.27%	1.07%	0.29%	42%	$408,562
2017	$10.84	0.02	2.98	3.00	(0.04)	(0.13)	(0.17)	$13.67	27.99%	1.08%	0.14%	54%	$437,822
2016	$12.01	0.03	(0.42)	(0.39)	(0.01)	(0.77)	(0.78)	$10.84	(3.24)%	1.08%	0.27%	57%	$387,155
2015	$12.94	—(4)	0.12	0.12	—	(1.05)	(1.05)	$12.01	1.37%	1.08%	0.04%	50%	$443,915
I Class
2020(3)	$13.84	0.01	0.28	0.29	(0.03)	(2.12)	(2.15)	$11.98	2.08%	0.88%(5)	0.18%(5)	69%	$39,075
2019	$12.57	0.03	2.39	2.42	(0.04)	(1.11)	(1.15)	$13.84	22.04%	0.87%	0.27%	68%	$28,238
2018	$13.91	0.06	0.12	0.18	(0.05)	(1.47)	(1.52)	$12.57	1.52%	0.87%	0.49%	42%	$16,210
2017	$11.01	0.05	3.02	3.07	(0.04)	(0.13)	(0.17)	$13.91	28.25%	0.88%	0.34%	54%	$32,498
2016	$12.19	0.05	(0.42)	(0.37)	(0.04)	(0.77)	(0.81)	$11.01	(3.07)%	0.88%	0.47%	57%	$37,028
2015	$13.09	0.03	0.12	0.15	—	(1.05)	(1.05)	$12.19	1.60%	0.88%	0.24%	50%	$33,211
Y Class
2020(3)	$13.93	0.02	0.29	0.31	(0.05)	(2.12)	(2.17)	$12.07	2.24%	0.73%(5)	0.33%(5)	69%	$201
2019	$12.65	0.01	2.43	2.44	(0.05)	(1.11)	(1.16)	$13.93	22.18%	0.72%	0.42%	68%	$299
2018	$13.98	0.08	0.12	0.20	(0.06)	(1.47)	(1.53)	$12.65	1.62%	0.72%	0.64%	42%	$7
2017(6)	$11.95	0.04	1.99	2.03	—	—	—	$13.98	16.99%	0.73%(5)	0.49%(5)	54%(7)	$6

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(3)	$13.08	(0.02)	0.28	0.26	—	(2.12)	(2.12)	$11.22	1.95%	1.33%(5)	(0.27)%(5)	69%	$25,758
2019	$11.96	(0.02)	2.25	2.23	—	(1.11)	(1.11)	$13.08	21.48%	1.32%	(0.18)%	68%	$26,932
2018	$13.31	—(4)	0.12	0.12	—	(1.47)	(1.47)	$11.96	1.08%	1.32%	0.04%	42%	$26,256
2017	$10.58	(0.01)	2.90	2.89	(0.03)	(0.13)	(0.16)	$13.31	27.65%	1.33%	(0.11)%	54%	$30,622
2016	$11.76	—(4)	(0.41)	(0.41)	—	(0.77)	(0.77)	$10.58	(3.52)%	1.33%	0.02%	57%	$36,382
2015	$12.72	(0.02)	0.11	0.09	—	(1.05)	(1.05)	$11.76	1.14%	1.33%	(0.21)%	50%	$45,855
C Class
2020(3)	$11.00	(0.05)	0.23	0.18	—	(2.12)	(2.12)	$9.06	1.52%	2.08%(5)	(1.02)%(5)	69%	$4,495
2019	$10.32	(0.09)	1.88	1.79	—	(1.11)	(1.11)	$11.00	20.53%	2.07%	(0.93)%	68%	$4,960
2018	$11.77	(0.08)	0.10	0.02	—	(1.47)	(1.47)	$10.32	0.27%	2.07%	(0.71)%	42%	$4,662
2017	$9.42	(0.09)	2.58	2.49	(0.01)	(0.13)	(0.14)	$11.77	26.77%	2.08%	(0.86)%	54%	$5,977
2016	$10.63	(0.07)	(0.37)	(0.44)	—	(0.77)	(0.77)	$9.42	(4.23)%	2.08%	(0.73)%	57%	$6,872
2015	$11.68	(0.10)	0.10	—(4)	—	(1.05)	(1.05)	$10.63	0.40%	2.08%	(0.96)%	50%	$8,520
R Class
2020(3)	$12.80	(0.03)	0.27	0.24	—	(2.12)	(2.12)	$10.92	1.82%	1.58%(5)	(0.52)%(5)	69%	$7,226
2019	$11.75	(0.05)	2.21	2.16	—	(1.11)	(1.11)	$12.80	21.24%	1.57%	(0.43)%	68%	$7,448
2018	$13.14	(0.03)	0.11	0.08	—	(1.47)	(1.47)	$11.75	0.75%	1.57%	(0.21)%	42%	$6,995
2017	$10.47	(0.04)	2.86	2.82	(0.02)	(0.13)	(0.15)	$13.14	27.29%	1.58%	(0.36)%	54%	$7,925
2016	$11.67	(0.03)	(0.40)	(0.43)	—	(0.77)	(0.77)	$10.47	(3.73)%	1.58%	(0.23)%	57%	$7,007
2015	$12.66	(0.05)	0.11	0.06	—	(1.05)	(1.05)	$11.67	0.89%	1.58%	(0.46)%	50%	$6,040

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2020(3)	$13.84	0.01	0.28	0.29	(0.03)	(2.12)	(2.15)	$11.98	2.08%	0.88%(5)	0.18%(5)	69%	$7
2019	$12.57	0.03	2.39	2.42	(0.04)	(1.11)	(1.15)	$13.84	22.04%	0.87%	0.27%	68%	$7
2018	$13.90	0.06	0.12	0.18	(0.04)	(1.47)	(1.51)	$12.57	1.52%	0.87%	0.49%	42%	$6
2017(6)	$11.90	0.03	1.97	2.00	—	—	—	$13.90	16.81%	0.88%(5)	0.34%(5)	54%(7)	$6
R6 Class
2020(3)	$13.92	0.02	0.28	0.30	(0.05)	(2.12)	(2.17)	$12.05	2.17%	0.73%(5)	0.33%(5)	69%	$69,755
2019	$12.63	0.05	2.40	2.45	(0.05)	(1.11)	(1.16)	$13.92	22.30%	0.72%	0.42%	68%	$65,850
2018	$13.98	0.09	0.10	0.19	(0.07)	(1.47)	(1.54)	$12.63	1.58%	0.72%	0.64%	42%	$48,147
2017	$11.05	0.05	3.05	3.10	(0.04)	(0.13)	(0.17)	$13.98	28.46%	0.73%	0.49%	54%	$37,248
2016	$12.23	0.07	(0.43)	(0.36)	(0.05)	(0.77)	(0.82)	$11.05	(2.91)%	0.73%	0.62%	57%	$16,508
2015	$13.11	0.05	0.12	0.17	—	(1.05)	(1.05)	$12.23	1.76%	0.73%	0.39%	50%	$15,887

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2020 (unaudited).
(4)Per-share amount was less than $0.005.
(5)Annualized.
(6)April 10, 2017 (commencement of sale) through November 30, 2017.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.
23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92631 2007

Semiannual Report

May 31, 2020

Focused International Growth Fund
Investor Class (AFCNX)
I Class (AFCSX)
A Class (AFCLX)
C Class (AFCHX)
R Class (AFCWX)
R6 Class (AFCMX)
G Class (AFCGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Pandemic Led to Severe Economic, Market Disruptions

Early in the reporting period, market sentiment was generally upbeat. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Against this backdrop, key U.S. stock benchmarks rose to new highs in mid-February, and risk assets largely remained in favor throughout the world.

However, beginning in late February, unprecedented social, health care and economic turmoil quickly quashed the optimistic tone. The COVID-19 outbreak rapidly spread throughout the world, halting most economic activity and triggering worldwide recession fears. Adding to the turmoil, global oil prices collapsed amid plunging demand and a price war between Saudi Arabia and Russia. Global stocks and other riskier assets sold off sharply as investors fled to safe-haven investments.

Central banks and federal governments stepped in quickly and aggressively to stabilize global markets and provide financial relief. These extraordinary efforts proved helpful, as markets broadly rebounded in April and May despite discouraging economic and corporate earnings data. In addition, declining coronavirus infection rates and the reopening of many economies helped fuel the recovery. But the rebound wasn’t enough to offset the effects of the earlier sell-off, and global stocks retreated for the six-month period. U.S. stocks fared better than non-U.S. stocks. Among non-U.S. stocks, developed markets generally declined at a greater pace than emerging markets.

As COVID-19 infections are slowing, most economies across the world are reopening. Nevertheless, the return to pre-pandemic economic and market levels will take time and patience. In the meantime, investors likely will face periods of economic and political uncertainty and heightened market volatility. While these influences can be unsettling, they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather unpredictable markets, and we’re confident we will meet today's challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2020
Top Ten Holdings	% of net assets
Cellnex Telecom SA	3.7%
Schneider Electric SE	3.5%
Adyen NV	3.2%
Alibaba Group Holding Ltd., ADR	3.2%
Recruit Holdings Co. Ltd.	3.2%
Tencent Holdings Ltd.	3.1%
London Stock Exchange Group plc	3.1%
Lonza Group AG	3.0%
AstraZeneca plc	2.9%
Keyence Corp.	2.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.6%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	0.6%

Investments by Country	% of net assets
France	16.0%
Japan	14.0%
China	9.5%
Switzerland	8.1%
United Kingdom	8.1%
Spain	6.1%
Germany	6.0%
Netherlands	4.9%
Denmark	4.6%
Sweden	4.5%
Hong Kong	3.8%
Taiwan	2.6%
Finland	2.6%
Brazil	2.6%
Australia	2.4%
Other Countries	1.8%
Cash and Equivalents*	2.4%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Expenses Paid During Period(1) 12/1/19 - 5/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$984.30	$6.10	1.23%
I Class	$1,000	$985.10	$5.11	1.03%
A Class	$1,000	$982.80	$7.34	1.48%
C Class	$1,000	$978.80	$11.03	2.23%
R Class	$1,000	$982.00	$8.57	1.73%
R6 Class	$1,000	$986.50	$4.37	0.88%
G Class	$1,000	$990.10	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,018.85	$6.21	1.23%
I Class	$1,000	$1,019.85	$5.20	1.03%
A Class	$1,000	$1,017.60	$7.47	1.48%
C Class	$1,000	$1,013.85	$11.23	2.23%
R Class	$1,000	$1,016.35	$8.72	1.73%
R6 Class	$1,000	$1,020.60	$4.45	0.88%
G Class	$1,000	$1,025.00	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
5

Schedule of Investments

MAY 31, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.6%
Australia — 2.4%
CSL Ltd.	1,920	$350,266
Brazil — 2.6%
Magazine Luiza SA	30,791	373,326
China — 9.5%
Alibaba Group Holding Ltd., ADR(1)	2,200	456,258
ANTA Sports Products Ltd.	28,000	251,323
GDS Holdings Ltd., ADR(1)	3,800	216,600
Tencent Holdings Ltd.	8,300	442,402
		1,366,583
Denmark — 4.6%
DSV Panalpina A/S	2,710	287,431
Novo Nordisk A/S, B Shares	5,730	373,578
		661,009
Finland — 2.6%
Neste Oyj	9,260	375,169
France — 16.0%
Air Liquide SA	2,190	298,023
Dassault Systemes SE	1,740	295,380
Edenred	5,500	230,324
LVMH Moet Hennessy Louis Vuitton SE	830	347,571
Schneider Electric SE	5,000	498,810
Teleperformance	1,350	320,481
Valeo SA	13,050	322,898
		2,313,487
Germany — 6.0%
Infineon Technologies AG	15,345	319,814
Puma SE(1)	4,000	284,022
Symrise AG	2,480	270,643
		874,479
Hong Kong — 3.8%
AIA Group Ltd.	30,400	247,844
Techtronic Industries Co. Ltd.	34,000	295,907
		543,751
India — 1.8%
HDFC Bank Ltd., ADR	6,300	263,529
Japan — 14.0%
Hoya Corp.	2,800	262,815
Keyence Corp.	1,000	411,828
MonotaRO Co. Ltd.	7,600	276,289
Murata Manufacturing Co. Ltd.	6,800	380,082
Pan Pacific International Holdings Corp.	11,300	227,797
Recruit Holdings Co. Ltd.	13,200	455,428
		2,014,239
Netherlands — 4.9%
Adyen NV(1)	349	459,148
6

	Shares	Value
Koninklijke DSM NV	1,930	$247,703
		706,851
Spain — 6.1%
Cellnex Telecom SA	9,304	528,223
Iberdrola SA	32,300	348,617
		876,840
Sweden — 4.5%
Hexagon AB, B Shares(1)	5,780	319,028
Telefonaktiebolaget LM Ericsson, B Shares	36,500	333,181
		652,209
Switzerland — 8.1%
Lonza Group AG	880	433,320
Partners Group Holding AG	400	332,382
Temenos AG	2,610	400,506
		1,166,208
Taiwan — 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	39,000	379,829
United Kingdom — 8.1%
ASOS plc(1)	8,140	302,043
AstraZeneca plc	3,960	421,044
London Stock Exchange Group plc	4,430	441,066
		1,164,153
TOTAL COMMON STOCKS (Cost $11,053,699)		14,081,928
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.25%, 5/15/25 - 2/15/27, valued at $265,290), in a joint trading account at 0.01%, dated 5/29/20, due 6/1/20 (Delivery value $259,917)		259,917
State Street Institutional U.S. Government Money Market Fund, Premier Class	599	599
TOTAL TEMPORARY CASH INVESTMENTS (Cost $260,516)		260,516
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $11,314,215)		14,342,444
OTHER ASSETS AND LIABILITIES — 0.6%		84,484
TOTAL NET ASSETS — 100.0%		$14,426,928

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	25.9%
Consumer Discretionary	17.7%
Industrials	14.9%
Health Care	12.7%
Financials	8.9%
Communication Services	6.8%
Materials	5.7%
Energy	2.6%
Utilities	2.4%
Cash and Equivalents*	2.4%
*Includes temporary cash investments and other assets and liabilities.

7

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

MAY 31, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $11,314,215)	$14,342,444
Foreign currency holdings, at value (cost of $1,320)	1,319
Receivable for investments sold	130,807
Receivable for capital shares sold	18,345
Dividends and interest receivable	35,981
14,528,896

Liabilities
Payable for investments purchased	90,034
Accrued management fees	10,904
Distribution and service fees payable	1,030
101,968

Net Assets	$14,426,928

Net Assets Consist of:
Capital (par value and paid-in surplus)	$12,453,180
Distributable earnings	1,973,748
$14,426,928

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$6,704,706	490,832	$13.66
I Class, $0.01 Par Value	$2,525,927	184,098	$13.72
A Class, $0.01 Par Value	$807,660	59,457	$13.58*
C Class, $0.01 Par Value	$777,682	58,618	$13.27
R Class, $0.01 Par Value	$614,934	45,522	$13.51
R6 Class, $0.01 Par Value	$179,755	13,057	$13.77
G Class, $0.01 Par Value	$2,816,264	202,379	$13.92
*Maximum offering price $14.41 (net asset value divided by 0.9425).

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $15,141)	$115,553
Interest	1,763
Securities lending, net	683
117,999

Expenses:
Management fees	78,132
Distribution and service fees:
A Class	991
C Class	3,803
R Class	1,324
Directors' fees and expenses	217
Other expenses	29
84,496
Fees waived - G Class	(8,766)
75,730

Net investment income (loss)	42,269

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,053,414)
Foreign currency translation transactions	(2,568)
(1,055,982)

Change in net unrealized appreciation (depreciation) on:
Investments	747,883
Translation of assets and liabilities in foreign currencies	1,146
749,029

Net realized and unrealized gain (loss)	(306,953)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(264,684)

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2019
Increase (Decrease) in Net Assets	May 31, 2020	November 30, 2019
Operations
Net investment income (loss)	$42,269	$5,355
Net realized gain (loss)	(1,055,982)	603,228
Change in net unrealized appreciation (depreciation)	749,029	1,322,654
Net increase (decrease) in net assets resulting from operations	(264,684)	1,931,237

Distributions to Shareholders
From earnings:
Investor Class	(231,555)	(31,989)
I Class	(86,412)	(5,626)
A Class	(26,816)	(3,404)
C Class	(26,219)	—
R Class	(16,491)	(167)
R6 Class	(5,882)	(2,051)
G Class	(46,910)	—
Decrease in net assets from distributions	(440,285)	(43,237)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,428,725	823,591

Net increase (decrease) in net assets	1,723,756	2,711,591

Net Assets
Beginning of period	12,703,172	9,991,581
End of period	$14,426,928	$12,703,172

See Notes to Financial Statements.

11

Notes to Financial Statements

MAY 31, 2020 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on April 1, 2019.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

13

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 27% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class	G Class
1.23%	1.03%	1.23%	1.23%	1.23%	0.88%	0.00%(1)
(1) Annual management fee before waiver was 0.88%.

14

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2020 were $6,620,890 and $4,421,538, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2020		Year ended November 30, 2019(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	198,946	$2,794,727	181,700	$2,441,852
Issued in reinvestment of distributions	16,376	229,083	2,828	31,989
Redeemed	(190,087)	(2,586,180)	(237,365)	(3,054,194)
	25,235	437,630	(52,837)	(580,353)
I Class/Shares Authorized	30,000,000		30,000,000
Sold	31,949	429,704	145,088	2,001,579
Issued in reinvestment of distributions	6,159	86,412	497	5,626
Redeemed	(35,033)	(433,417)	(29,472)	(392,509)
	3,075	82,699	116,113	1,614,696
A Class/Shares Authorized	30,000,000		30,000,000
Issued in reinvestment of distributions	1,925	26,816	301	3,404
Redeemed	—	—	(45,299)	(601,599)
	1,925	26,816	(44,998)	(598,195)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	520	6,210	970	13,149
Issued in reinvestment of distributions	1,921	26,219	—	—
Redeemed	(15)	(217)	(44,793)	(585,022)
	2,426	32,212	(43,823)	(571,873)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	15,693	206,851	9,081	117,317
Issued in reinvestment of distributions	1,193	16,491	15	167
Redeemed	(4,274)	(54,929)	(10,549)	(137,759)
	12,612	168,413	(1,453)	(20,275)
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	29	371	1,611	19,127
Issued in reinvestment of distributions	418	5,882	181	2,051
Redeemed	(8)	(111)	(9,399)	(125,437)
	439	6,142	(7,607)	(104,259)
G Class/Shares Authorized	40,000,000		40,000,000
Sold	132,557	1,824,184	84,787	1,148,841
Issued in reinvestment of distributions	3,350	46,910	—	—
Redeemed	(13,660)	(196,281)	(4,655)	(64,991)
	122,247	1,674,813	80,132	1,083,850
Net increase (decrease)	167,959	$2,428,725	45,527	$823,591
(1)April 1, 2019 (commencement of sale) through November 30, 2019 for the G Class.

16

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$672,858	$693,725	—
India	263,529	—	—
Other Countries	—	12,451,816	—
Temporary Cash Investments	599	259,917	—
	$936,986	$13,405,458	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

17

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$11,329,457
Gross tax appreciation of investments	$3,068,282
Gross tax depreciation of investments	(55,295)
Net tax appreciation (depreciation) of investments	$3,012,987

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$14.34	0.03	(0.25)	(0.22)	—	(0.46)	(0.46)	$13.66	(1.57)%	1.23%(4)	0.49%(4)	33%	$6,705
2019	$11.92	0.02	2.46	2.48	(0.06)	—	(0.06)	$14.34	20.96%	1.24%	0.13%	96%	$6,677
2018	$12.81	0.08	(0.97)	(0.89)	—	—	—	$11.92	(6.95)%	1.23%	0.59%	82%	$6,180
2017	$9.75	0.01	3.13	3.14	(0.08)	—	(0.08)	$12.81	32.40%	1.24%	0.14%	76%	$5,882
2016(5)	$10.00	0.04	(0.29)	(0.25)	—	—	—	$9.75	(2.50)%	1.23%(4)	0.56%(4)	47%	$2,074
I Class
2020(3)	$14.39	0.04	(0.25)	(0.21)	—	(0.46)	(0.46)	$13.72	(1.49)%	1.03%(4)	0.69%(4)	33%	$2,526
2019	$11.96	0.02	2.49	2.51	(0.08)	—	(0.08)	$14.39	21.21%	1.04%	0.33%	96%	$2,605
2018	$12.83	0.09	(0.96)	(0.87)	—	—	—	$11.96	(6.78)%	1.03%	0.79%	82%	$776
2017	$9.76	0.05	3.11	3.16	(0.09)	—	(0.09)	$12.83	32.74%	1.04%	0.34%	76%	$777
2016(5)	$10.00	0.05	(0.29)	(0.24)	—	—	—	$9.76	(2.40)%	1.03%(4)	0.76%(4)	47%	$586
A Class
2020(3)	$14.28	0.01	(0.25)	(0.24)	—	(0.46)	(0.46)	$13.58	(1.72)%	1.48%(4)	0.24%(4)	33%	$808
2019	$11.87	—(6)	2.44	2.44	(0.03)	—	(0.03)	$14.28	20.66%	1.49%	(0.12)%	96%	$822
2018	$12.79	0.03	(0.95)	(0.92)	—	—	—	$11.87	(7.19)%	1.48%	0.34%	82%	$1,217
2017	$9.73	(0.01)	3.12	3.11	(0.05)	—	(0.05)	$12.79	32.13%	1.49%	(0.11)%	76%	$1,295
2016(5)	$10.00	0.02	(0.29)	(0.27)	—	—	—	$9.73	(2.70)%	1.48%(4)	0.31%(4)	47%	$978

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020(3)	$14.01	(0.04)	(0.24)	(0.28)	—	(0.46)	(0.46)	$13.27	(2.12)%	2.23%(4)	(0.51)%(4)	33%	$778
2019	$11.70	(0.09)	2.40	2.31	—	—	—	$14.01	19.85%	2.24%	(0.87)%	96%	$787
2018	$12.70	(0.07)	(0.93)	(1.00)	—	—	—	$11.70	(7.95)%	2.23%	(0.41)%	82%	$1,170
2017	$9.68	(0.09)	3.11	3.02	—	—	—	$12.70	31.20%	2.24%	(0.86)%	76%	$1,270
2016(5)	$10.00	(0.03)	(0.29)	(0.32)	—	—	—	$9.68	(3.20)%	2.23%(4)	(0.44)%(4)	47%	$968
R Class
2020(3)	$14.22	—(6)	(0.25)	(0.25)	—	(0.46)	(0.46)	$13.51	(1.80)%	1.73%(4)	(0.01)%(4)	33%	$615
2019	$11.82	(0.04)	2.44	2.40	—(6)	—	—(6)	$14.22	20.36%	1.74%	(0.37)%	96%	$468
2018	$12.77	—(6)	(0.95)	(0.95)	—	—	—	$11.82	(7.44)%	1.73%	0.09%	82%	$406
2017	$9.72	(0.04)	3.12	3.08	(0.03)	—	(0.03)	$12.77	31.73%	1.74%	(0.36)%	76%	$298
2016(5)	$10.00	—(6)	(0.28)	(0.28)	—	—	—	$9.72	(2.80)%	1.73%(4)	0.06%(4)	47%	$196
R6 Class
2020(3)	$14.42	0.06	(0.25)	(0.19)	—	(0.46)	(0.46)	$13.77	(1.35)%	0.88%(4)	0.84%(4)	33%	$180
2019	$11.99	0.08	2.45	2.53	(0.10)	—	(0.10)	$14.42	21.34%	0.89%	0.48%	96%	$182
2018	$12.84	0.11	(0.96)	(0.85)	—	—	—	$11.99	(6.62)%	0.88%	0.94%	82%	$242
2017	$9.77	0.06	3.12	3.18	(0.11)	—	(0.11)	$12.84	32.90%	0.89%	0.49%	76%	$260
2016(5)	$10.00	0.06	(0.29)	(0.23)	—	—	—	$9.77	(2.30)%	0.88%(4)	0.91%(4)	47%	$195

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2020(3)	$14.51	0.13	(0.26)	(0.13)	—	(0.46)	(0.46)	$13.92	(0.99)%	0.00%(4)(7)	1.72%(4)(7)	33%	$2,816
2019(8)	$12.94	0.12	1.45	1.57	—	—	—	$14.51	12.13%	0.01%(4)(9)	1.29%(4)(9)	96%(10)	$1,163

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2020 (unaudited).
(4)Annualized.
(5)March 29, 2016 (fund inception) through November 30, 2016.
(6)Per-share amount was less than $0.005.
(7)The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.88% and 0.84%, respectively.
(8)April 1, 2019 (commencement of sale) through November 30, 2019.
(9)The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.89% and 0.41%, respectively.
(10)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2019.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.
23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92637 2007

Semiannual Report

May 31, 2020

Global Small Cap Fund
Investor Class (AGCVX)
I Class (AGCSX)
A Class (AGCLX)
C Class (AGCHX)
R Class (AGCWX)
R6 Class (AGCTX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Pandemic Led to Severe Economic, Market Disruptions

Early in the reporting period, market sentiment was generally upbeat. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Against this backdrop, key U.S. stock benchmarks rose to new highs in mid-February, and risk assets largely remained in favor throughout the world.

However, beginning in late February, unprecedented social, health care and economic turmoil quickly quashed the optimistic tone. The COVID-19 outbreak rapidly spread throughout the world, halting most economic activity and triggering worldwide recession fears. Adding to the turmoil, global oil prices collapsed amid plunging demand and a price war between Saudi Arabia and Russia. Global stocks and other riskier assets sold off sharply as investors fled to safe-haven investments.

Central banks and federal governments stepped in quickly and aggressively to stabilize global markets and provide financial relief. These extraordinary efforts proved helpful, as markets broadly rebounded in April and May despite discouraging economic and corporate earnings data. In addition, declining coronavirus infection rates and the reopening of many economies helped fuel the recovery. But the rebound wasn’t enough to offset the effects of the earlier sell-off, and global stocks retreated for the six-month period. U.S. stocks fared better than non-U.S. stocks. Among non-U.S. stocks, developed markets generally declined at a greater pace than emerging markets.

As COVID-19 infections are slowing, most economies across the world are reopening. Nevertheless, the return to pre-pandemic economic and market levels will take time and patience. In the meantime, investors likely will face periods of economic and political uncertainty and heightened market volatility. While these influences can be unsettling, they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather unpredictable markets, and we’re confident we will meet today's challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2020
Top Ten Holdings	% of net assets
Saracen Mineral Holdings Ltd.	1.5%
A-Living Services Co. Ltd., H Shares	1.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1.4%
Natera, Inc.	1.4%
TopBuild Corp.	1.4%
Brunswick Corp.	1.3%
Callaway Golf Co.	1.2%
Kinsale Capital Group, Inc.	1.2%
boohoo Group plc	1.2%
Nabtesco Corp.	1.2%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	54.6%
Foreign Common Stocks	51.3%
Exchange-Traded Funds	—*
Total Equity Exposure	105.9%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	(6.8)%**
*Category is less than 0.05% of total net assets.
**Amount relates primarily to payable for capital shares redeemed, but not settled, at period end.

Investments by Country	% of net assets
United States	54.6%
Sweden	7.2%
Canada	6.6%
Japan	6.2%
Australia	5.5%
United Kingdom	4.8%
China	4.0%
Germany	2.6%
Other Countries	14.4%
Exchange-Traded Funds	—*
Cash and Equivalents**	(5.9)%
*Category is less than 0.05% of total net assets.
**Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Expenses Paid During Period(1) 12/1/19 - 5/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,053.30	$7.80	1.52%
I Class	$1,000	$1,054.80	$6.78	1.32%
A Class	$1,000	$1,052.40	$9.08	1.77%
C Class	$1,000	$1,047.80	$12.90	2.52%
R Class	$1,000	$1,050.30	$10.35	2.02%
R6 Class	$1,000	$1,055.10	$6.01	1.17%
Hypothetical
Investor Class	$1,000	$1,017.40	$7.67	1.52%
I Class	$1,000	$1,018.40	$6.66	1.32%
A Class	$1,000	$1,016.15	$8.92	1.77%
C Class	$1,000	$1,012.40	$12.68	2.52%
R Class	$1,000	$1,014.90	$10.18	2.02%
R6 Class	$1,000	$1,019.15	$5.91	1.17%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

MAY 31, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 105.9%
Australia — 5.5%
Afterpay Ltd.(1)	9,173	$291,533
Breville Group Ltd.	17,204	253,125
Megaport Ltd.(1)	23,244	210,287
NEXTDC Ltd.(1)	31,255	190,891
NRW Holdings Ltd.	211,557	269,363
Saracen Mineral Holdings Ltd.(1)	169,995	573,379
Seven Group Holdings Ltd.	32,064	342,309
		2,130,887
Belgium — 0.9%
Argenx SE(1)	1,586	338,942
Brazil — 1.0%
Arco Platform Ltd., Class A(1)	3,787	183,594
TOTVS SA	51,700	194,930
		378,524
Canada — 6.6%
Altus Group Ltd.	1,339	41,906
Boyd Group Services, Inc.	1,815	277,843
ECN Capital Corp.	81,425	280,317
FirstService Corp.	2,441	226,912
Innergex Renewable Energy, Inc.	17,309	238,103
Jamieson Wellness, Inc.	8,409	202,827
Kinaxis, Inc.(1)	1,266	163,467
Parex Resources, Inc.(1)	29,338	329,849
Real Matters, Inc.(1)	25,502	439,897
TFI International, Inc.	11,825	358,138
		2,559,259
China — 4.0%
A-Living Services Co. Ltd., H Shares	103,500	557,509
China Yongda Automobiles Services Holdings Ltd.	427,000	445,981
GDS Holdings Ltd., ADR(1)	2,224	126,768
Kingsoft Cloud Holdings Ltd., ADR(1)	5,502	110,810
Times China Holdings Ltd.	220,000	324,379
		1,565,447
Finland — 1.8%
Huhtamaki Oyj(1)	11,060	447,855
Valmet Oyj(1)	9,498	247,627
		695,482
France — 1.5%
Korian SA	10,639	383,664
SOITEC(1)	1,910	186,298
		569,962
Germany — 2.6%
Bechtle AG	1,810	316,901
Flatex AG(1)	8,533	295,869
HelloFresh SE(1)	3,081	125,583
6

	Shares	Value
Hypoport SE(1)	654	$291,774
		1,030,127
India — 0.7%
Indraprastha Gas Ltd.	43,876	273,163
Israel — 1.8%
Kornit Digital Ltd.(1)	5,530	258,527
Nova Measuring Instruments Ltd.(1)	9,317	444,421
		702,948
Italy — 0.6%
Amplifon SpA(1)	8,557	238,352
Japan — 6.2%
Anritsu Corp.	16,000	315,563
Kobe Bussan Co. Ltd.	6,900	357,535
Menicon Co. Ltd.	4,600	234,091
Nabtesco Corp.	14,500	450,803
Nippon Gas Co. Ltd.	2,700	107,000
Nissan Chemical Corp.	6,700	296,117
SHIFT, Inc.(1)	3,200	302,673
Topcon Corp.	5,100	44,809
Zeon Corp.	30,700	295,957
		2,404,548
Netherlands — 1.7%
ASM International NV	2,569	300,354
Basic-Fit NV(1)	1,604	40,876
IMCD NV	3,481	329,320
		670,550
Norway — 0.7%
Bakkafrost P/F(1)	4,586	286,413
South Korea — 0.6%
Douzone Bizon Co. Ltd.	2,413	234,437
Sweden — 7.2%
AAK AB(1)	16,516	301,436
Beijer Ref AB	9,333	277,610
Biotage AB(1)	22,674	349,230
Embracer Group AB(1)	16,494	201,059
Lifco AB, B Shares	5,167	316,891
Lindab International AB	32,235	327,105
MIPS AB	3,352	112,337
Samhallsbyggnadsbolaget i Norden AB	87,970	177,265
Sinch AB(1)	5,988	401,418
Stillfront Group AB(1)	4,789	352,138
		2,816,489
Switzerland — 1.2%
SIG Combibloc Group AG(1)	17,600	295,110
Tecan Group AG	510	178,705
		473,815
Taiwan — 1.9%
Accton Technology Corp.	41,000	330,278
Airtac International Group	24,000	412,478
		742,756
7

	Shares	Value
United Kingdom — 4.8%
Avast plc	60,054	$374,595
boohoo Group plc(1)	94,614	454,569
Electrocomponents plc	33,465	263,744
Games Workshop Group plc	3,510	346,086
Nomad Foods Ltd.(1)	8,156	172,744
Trainline plc(1)	41,692	252,427
		1,864,165
United States — 54.6%
10X Genomics, Inc., Class A(1)	2,679	208,882
1Life Healthcare, Inc.(1)	5,290	170,867
AAR Corp.	11,623	234,436
Applied Industrial Technologies, Inc.	5,602	324,916
Ares Management Corp., Class A	11,000	415,360
Avalara, Inc.(1)	2,950	315,827
Brunswick Corp.	9,281	510,548
CACI International, Inc., Class A(1)	1,313	329,274
Callaway Golf Co.	30,855	472,699
Cannae Holdings, Inc.(1)	10,897	401,336
Chegg, Inc.(1)	4,768	291,229
Chemed Corp.	595	284,713
Churchill Downs, Inc.	2,522	334,594
Clean Harbors, Inc.(1)	4,392	260,841
Coupa Software, Inc.(1)	1,036	235,700
Crocs, Inc.(1)	15,730	450,664
Deckers Outdoor Corp.(1)	1,701	310,484
Diamondback Energy, Inc.	7,877	335,403
eHealth, Inc.(1)	1,694	220,931
Entegris, Inc.	3,393	203,173
Envestnet, Inc.(1)	4,265	309,682
Essent Group Ltd.	7,046	232,870
Etsy, Inc.(1)	4,256	344,651
Everbridge, Inc.(1)	1,395	204,033
Five9, Inc.(1)	2,208	230,074
Freshpet, Inc.(1)	2,687	207,383
Global Medical REIT, Inc.	25,291	271,119
H.B. Fuller Co.	8,666	326,015
Hamilton Lane, Inc., Class A	5,006	366,289
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,155	555,687
HealthEquity, Inc.(1)	3,415	211,628
Helen of Troy Ltd.(1)	1,591	289,435
IAA, Inc.(1)	8,947	366,827
Inphi Corp.(1)	3,176	399,128
Inspire Medical Systems, Inc.(1)	2,944	240,054
Kinsale Capital Group, Inc.	3,076	459,308
Lattice Semiconductor Corp.(1)	10,292	255,962
Masonite International Corp.(1)	4,933	327,453
Model N, Inc.(1)	7,500	240,900
Monolithic Power Systems, Inc.	1,410	295,747
Natera, Inc.(1)	12,090	530,146
National Vision Holdings, Inc.(1)	11,271	301,837
Navistar International Corp.(1)	11,842	297,708
8

	Shares	Value
NeoGenomics, Inc.(1)	11,308	$301,810
PAE, Inc.(1)	22,778	214,113
Palomar Holdings, Inc.(1)	5,984	445,329
Parsley Energy, Inc., Class A	27,522	251,551
Pennant Group, Inc. (The)(1)	9,734	248,120
Phreesia, Inc.(1)	8,141	238,694
Planet Fitness, Inc., Class A(1)	4,612	298,074
Progyny, Inc.(1)	8,558	213,608
R1 RCM, Inc.(1)	33,904	359,721
RadNet, Inc.(1)	23,450	399,588
Rapid7, Inc.(1)	4,813	235,308
Repay Holdings Corp.(1)	13,115	302,170
Rexford Industrial Realty, Inc.	5,059	201,348
Reynolds Consumer Products, Inc.	8,072	269,524
RH(1)	1,926	417,730
SeaSpine Holdings Corp.(1)	17,376	185,054
SI-BONE, Inc.(1)	12,940	226,321
Silk Road Medical, Inc.(1)	5,774	220,971
SiteOne Landscape Supply, Inc.(1)	3,961	421,094
Skyline Champion Corp.(1)	15,415	382,909
SYNNEX Corp.	2,920	311,418
Tandem Diabetes Care, Inc.(1)	4,485	372,928
TopBuild Corp.(1)	4,616	529,409
Wingstop, Inc.	1,894	230,973
Wyndham Destinations, Inc.	6,368	202,502
Zynga, Inc., Class A(1)	25,495	233,279
		21,289,359
TOTAL COMMON STOCKS (Cost $33,332,835)		41,265,625
EXCHANGE-TRADED FUNDS†
Schwab International Small-Cap Equity ETF	173	5,005
Schwab US Small-Cap ETF	72	4,564
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,404)		9,569
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.25%, 5/15/25 - 2/15/27, valued at $290,048), in a joint trading account at 0.01%, dated 5/29/20, due 6/1/20 (Delivery value $284,173)		284,173
State Street Institutional U.S. Government Money Market Fund, Premier Class	58,659	58,659
TOTAL TEMPORARY CASH INVESTMENTS (Cost $342,832)		342,832
TOTAL INVESTMENT SECURITIES — 106.8% (Cost $33,684,071)		41,618,026
OTHER ASSETS AND LIABILITIES(2) — (6.8)%		(2,654,110)
TOTAL NET ASSETS — 100.0%		$38,963,916

9

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	22.1%
Consumer Discretionary	19.7%
Industrials	17.5%
Health Care	15.8%
Financials	10.1%
Materials	5.8%
Consumer Staples	4.5%
Real Estate	4.4%
Energy	2.4%
Communication Services	2.0%
Utilities	1.6%
Exchange-Traded Funds	—*
Cash and Equivalents**	(5.9)%
*Category is less than 0.05% of total net assets.
**Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
† Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Amount relates primarily to payable for capital shares redeemed, but not settled, at period end.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

MAY 31, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $33,684,071)	$41,618,026
Foreign currency holdings, at value (cost of $63)	62
Receivable for investments sold	991,389
Receivable for capital shares sold	8,285
Dividends and interest receivable	35,309
Other assets	1,553
42,654,624

Liabilities
Payable for investments purchased	1,166,461
Payable for capital shares redeemed	2,481,089
Accrued management fees	42,273
Distribution and service fees payable	885
3,690,708

Net Assets	$38,963,916

Net Assets Consist of:
Capital (par value and paid-in surplus)	$35,683,958
Distributable earnings	3,279,958
$38,963,916

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$15,853,613	1,000,152	$15.85
I Class, $0.01 Par Value	$507,141	31,700	$16.00
A Class, $0.01 Par Value	$674,997	43,058	$15.68*
C Class, $0.01 Par Value	$634,804	41,893	$15.15
R Class, $0.01 Par Value	$646,348	41,699	$15.50
R6 Class, $0.01 Par Value	$20,647,013	1,281,992	$16.11
* Maximum offering price $16.64 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $8,022)	$117,710
Securities lending, net	2,630
Interest	1,871
122,211

Expenses:
Management fees	189,099
Distribution and service fees:
A Class	820
C Class	2,903
R Class	1,434
Directors' fees and expenses	406
Other expenses	2,881
197,543

Net investment income (loss)	(75,332)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(4,389,632)
Foreign currency translation transactions	(619)
(4,390,251)

Change in net unrealized appreciation (depreciation) on:
Investments	4,879,813
Translation of assets and liabilities in foreign currencies	1,336
4,881,149

Net realized and unrealized gain (loss)	490,898

Net Increase (Decrease) in Net Assets Resulting from Operations	$415,566

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2019
Increase (Decrease) in Net Assets	May 31, 2020	November 30, 2019
Operations
Net investment income (loss)	$(75,332)	$(84,461)
Net realized gain (loss)	(4,390,251)	1,372,496
Change in net unrealized appreciation (depreciation)	4,881,149	1,628,442
Net increase (decrease) in net assets resulting from operations	415,566	2,916,477

Distributions to Shareholders
From earnings:
Investor Class	(752,595)	(244,814)
I Class	(27,255)	(19,145)
A Class	(33,528)	(25,394)
C Class	(30,545)	(24,698)
R Class	(27,101)	(8,586)
R6 Class	(10,074)	(6,072)
Decrease in net assets from distributions	(881,098)	(328,709)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	21,871,766	(5,349,893)

Net increase (decrease) in net assets	21,406,234	(2,762,125)

Net Assets
Beginning of period	17,557,682	20,319,807
End of period	$38,963,916	$17,557,682

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2020 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Small Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 8% of the shares of the fund.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
1.50%	1.30%	1.50%	1.50%	1.50%	1.15%

16

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2020 are detailed in the Statement of Operations.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Other Expenses — The fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, filing fees for foreign tax reclaims and other miscellaneous expenses. The impact of other expenses to the annualized ratio of operating expenses to average net assets was 0.02% for the period ended May 31, 2020.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $230,766 and $33,622, respectively. The effect of interfund transactions on the Statement of Operations was $20,048 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2020 were $55,203,580 and $31,778,875, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2020		Year ended November 30, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	250,543	$3,713,625	362,514	$5,144,156
Issued in reinvestment of distributions	47,962	739,577	19,659	242,195
Redeemed	(247,304)	(3,433,933)	(542,922)	(7,621,732)
	51,201	1,019,269	(160,749)	(2,235,381)
I Class/Shares Authorized	25,000,000		25,000,000
Sold	1,093	16,707	7,591	112,985
Issued in reinvestment of distributions	1,753	27,255	1,544	19,145
Redeemed	(6,074)	(95,215)	(77,886)	(1,089,958)
	(3,228)	(51,253)	(68,751)	(957,828)
A Class/Shares Authorized	30,000,000		30,000,000
Sold	1,776	28,464	831	9,923
Issued in reinvestment of distributions	2,196	33,528	2,075	25,394
Redeemed	(3,732)	(47,279)	(68,936)	(1,001,875)
	240	14,713	(66,030)	(966,558)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	708	8,625	273	4,549
Issued in reinvestment of distributions	2,062	30,545	2,061	24,698
Redeemed	—	—	(69,074)	(978,912)
	2,770	39,170	(66,740)	(949,665)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	13,941	198,783	13,711	194,728
Issued in reinvestment of distributions	1,794	27,101	707	8,586
Redeemed	(7,770)	(109,951)	(17,244)	(246,353)
	7,965	115,933	(2,826)	(43,039)
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	2,019,148	30,929,731	289	4,190
Issued in reinvestment of distributions	644	10,074	488	6,072
Redeemed	(750,700)	(10,205,871)	(14,013)	(207,684)
	1,269,092	20,733,934	(13,236)	(197,422)
Net increase (decrease)	1,328,040	$21,871,766	(378,332)	$(5,349,893)

18

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$2,130,887	—
Belgium	—	338,942	—
Brazil	$183,594	194,930	—
Canada	—	2,559,259	—
China	237,578	1,327,869	—
Finland	—	695,482	—
France	—	569,962	—
Germany	—	1,030,127	—
India	—	273,163	—
Italy	—	238,352	—
Japan	—	2,404,548	—
Netherlands	—	670,550	—
Norway	—	286,413	—
South Korea	—	234,437	—
Sweden	—	2,816,489	—
Switzerland	—	473,815	—
Taiwan	—	742,756	—
United Kingdom	172,744	1,691,421	—
Other Countries	21,992,307	—	—
Exchange-Traded Funds	9,569	—	—
Temporary Cash Investments	58,659	284,173	—
	$22,654,451	$18,963,575	—
19

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$35,746,711
Gross tax appreciation of investments	$6,317,125
Gross tax depreciation of investments	(445,810)
Net tax appreciation (depreciation) of investments	$5,871,315

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of November 30, 2019, the fund had late-year ordinary loss deferrals of $(86,255), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$15.81	(0.06)	0.88	0.82	(0.78)	$15.85	5.33%	1.52%(4)	(0.64)%(4)	118%	$15,854
2019	$13.66	(0.06)	2.44	2.38	(0.23)	$15.81	17.93%	1.51%	(0.39)%	161%	$15,005
2018	$14.80	(0.13)	(0.24)	(0.37)	(0.77)	$13.66	(2.73)%	1.50%	(0.86)%	147%	$15,159
2017	$10.85	(0.06)	4.01	3.95	—	$14.80	36.41%	1.51%	(0.44)%	130%	$10,059
2016(5)	$10.00	(0.03)	0.88	0.85	—	$10.85	8.50%	1.50%(4)	(0.40)%(4)	95%	$2,357
I Class
2020(3)	$15.94	(0.04)	0.88	0.84	(0.78)	$16.00	5.48%	1.32%(4)	(0.44)%(4)	118%	$507
2019	$13.74	(0.02)	2.45	2.43	(0.23)	$15.94	18.12%	1.31%	(0.19)%	161%	$557
2018	$14.85	(0.10)	(0.24)	(0.34)	(0.77)	$13.74	(2.50)%	1.30%	(0.66)%	147%	$1,424
2017	$10.86	(0.02)	4.01	3.99	—	$14.85	36.74%	1.31%	(0.24)%	130%	$891
2016(5)	$10.00	(0.01)	0.87	0.86	—	$10.86	8.60%	1.30%(4)	(0.20)%(4)	95%	$652
A Class
2020(3)	$15.66	(0.07)	0.87	0.80	(0.78)	$15.68	5.24%	1.77%(4)	(0.89)%(4)	118%	$675
2019	$13.57	(0.08)	2.40	2.32	(0.23)	$15.66	17.60%	1.76%	(0.64)%	161%	$671
2018	$14.74	(0.17)	(0.23)	(0.40)	(0.77)	$13.57	(2.95)%	1.75%	(1.11)%	147%	$1,477
2017	$10.83	(0.08)	3.99	3.91	—	$14.74	36.10%	1.76%	(0.69)%	130%	$1,517
2016(5)	$10.00	(0.05)	0.88	0.83	—	$10.83	8.30%	1.75%(4)	(0.65)%(4)	95%	$1,083

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020(3)	$15.22	(0.12)	0.83	0.71	(0.78)	$15.15	4.78%	2.52%(4)	(1.64)%(4)	118%	$635
2019	$13.29	(0.18)	2.34	2.16	(0.23)	$15.22	16.75%	2.51%	(1.39)%	161%	$595
2018	$14.56	(0.28)	(0.22)	(0.50)	(0.77)	$13.29	(3.71)%	2.50%	(1.86)%	147%	$1,407
2017	$10.78	(0.17)	3.95	3.78	—	$14.56	35.06%	2.51%	(1.44)%	130%	$1,468
2016(5)	$10.00	(0.10)	0.88	0.78	—	$10.78	7.80%	2.50%(4)	(1.40)%(4)	95%	$1,078
R Class
2020(3)	$15.52	(0.09)	0.85	0.76	(0.78)	$15.50	5.03%	2.02%(4)	(1.14)%(4)	118%	$646
2019	$13.48	(0.12)	2.39	2.27	(0.23)	$15.52	17.34%	2.01%	(0.89)%	161%	$523
2018	$14.68	(0.21)	(0.22)	(0.43)	(0.77)	$13.48	(3.18)%	2.00%	(1.36)%	147%	$493
2017	$10.81	(0.11)	3.98	3.87	—	$14.68	35.80%	2.01%	(0.94)%	130%	$338
2016(5)	$10.00	(0.06)	0.87	0.81	—	$10.81	8.10%	2.00%(4)	(0.90)%(4)	95%	$218
R6 Class
2020(3)	$16.03	(0.01)	0.87	0.86	(0.78)	$16.11	5.51%	1.17%(4)	(0.29)%(4)	118%	$20,647
2019	$13.79	—(6)	2.47	2.47	(0.23)	$16.03	18.34%	1.16%	(0.04)%	161%	$207
2018	$14.89	(0.08)	(0.25)	(0.33)	(0.77)	$13.79	(2.36)%	1.15%	(0.51)%	147%	$361
2017	$10.87	(0.01)	4.03	4.02	—	$14.89	36.86%	1.16%	(0.09)%	130%	$366
2016(5)	$10.00	—(6)	0.87	0.87	—	$10.87	8.80%	1.15%(4)	(0.05)%(4)	95%	$217

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2020 (unaudited).
(4)Annualized.
(5)March 29, 2016 (fund inception) through November 30, 2016.
(6)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.
25

Notes

26

Notes

27

Notes

28

Notes

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92638 2007

Semiannual Report

May 31, 2020

International Growth Fund
Investor Class (TWIEX)
I Class (TGRIX)
Y Class (ATYGX)
A Class (TWGAX)
C Class (AIWCX)
R Class (ATGRX)
R5 Class (ATGGX)
R6 Class (ATGDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Pandemic Led to Severe Economic, Market Disruptions

Early in the reporting period, market sentiment was generally upbeat. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Against this backdrop, key U.S. stock benchmarks rose to new highs in mid-February, and risk assets largely remained in favor throughout the world.

However, beginning in late February, unprecedented social, health care and economic turmoil quickly quashed the optimistic tone. The COVID-19 outbreak rapidly spread throughout the world, halting most economic activity and triggering worldwide recession fears. Adding to the turmoil, global oil prices collapsed amid plunging demand and a price war between Saudi Arabia and Russia. Global stocks and other riskier assets sold off sharply as investors fled to safe-haven investments.

Central banks and federal governments stepped in quickly and aggressively to stabilize global markets and provide financial relief. These extraordinary efforts proved helpful, as markets broadly rebounded in April and May despite discouraging economic and corporate earnings data. In addition, declining coronavirus infection rates and the reopening of many economies helped fuel the recovery. But the rebound wasn’t enough to offset the effects of the earlier sell-off, and global stocks retreated for the six-month period. U.S. stocks fared better than non-U.S. stocks. Among non-U.S. stocks, developed markets generally declined at a greater pace than emerging markets.

As COVID-19 infections are slowing, most economies across the world are reopening. Nevertheless, the return to pre-pandemic economic and market levels will take time and patience. In the meantime, investors likely will face periods of economic and political uncertainty and heightened market volatility. While these influences can be unsettling, they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather unpredictable markets, and we’re confident we will meet today's challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2020
Top Ten Holdings	% of net assets
Nestle SA	3.9%
AstraZeneca plc	2.7%
ASML Holding NV	2.1%
Lonza Group AG	2.0%
CSL Ltd.	2.0%
Keyence Corp.	2.0%
LVMH Moet Hennessy Louis Vuitton SE	2.0%
Cellnex Telecom SA	1.9%
Iberdrola SA	1.9%
London Stock Exchange Group plc	1.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Temporary Cash Investments	0.2%
Other Assets and Liabilities	0.1%

Investments by Country	% of net assets
Japan	14.3%
France	12.7%
Switzerland	12.0%
United Kingdom	10.3%
China	5.6%
Canada	5.5%
Germany	5.5%
Sweden	5.0%
Netherlands	4.8%
Spain	4.6%
Denmark	4.5%
Australia	3.0%
Hong Kong	2.6%
Ireland	2.3%
Other Countries	7.0%
Cash and Equivalents*	0.3%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Expenses Paid During Period(1) 12/1/19 - 5/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$974.90	$5.83	1.18%
I Class	$1,000	$976.70	$4.84	0.98%
Y Class	$1,000	$976.60	$4.10	0.83%
A Class	$1,000	$973.50	$7.06	1.43%
C Class	$1,000	$970.00	$10.74	2.18%
R Class	$1,000	$973.00	$8.29	1.68%
R5 Class	$1,000	$975.90	$4.84	0.98%
R6 Class	$1,000	$976.60	$4.10	0.83%
Hypothetical
Investor Class	$1,000	$1,019.10	$5.96	1.18%
I Class	$1,000	$1,020.10	$4.95	0.98%
Y Class	$1,000	$1,020.85	$4.19	0.83%
A Class	$1,000	$1,017.85	$7.21	1.43%
C Class	$1,000	$1,014.10	$10.98	2.18%
R Class	$1,000	$1,016.60	$8.47	1.68%
R5 Class	$1,000	$1,020.10	$4.95	0.98%
R6 Class	$1,000	$1,020.85	$4.19	0.83%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

MAY 31, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Australia — 3.0%
Aristocrat Leisure Ltd.	269,154	$4,562,531
Atlassian Corp. plc, Class A(1)	39,050	7,235,965
CSL Ltd.	139,580	25,463,594
		37,262,090
Belgium — 0.8%
KBC Group NV	202,830	10,652,694
Brazil — 1.0%
Magazine Luiza SA	1,008,331	12,225,515
Canada — 5.5%
Alimentation Couche-Tard, Inc., B Shares	329,630	10,318,519
Canada Goose Holdings, Inc.(1)	285,970	5,582,134
Canadian Pacific Railway Ltd.	50,950	12,770,342
Element Fleet Management Corp.	1,305,200	9,280,537
Intact Financial Corp.	135,050	12,892,452
Shopify, Inc., Class A(1)	11,460	8,697,648
TMX Group Ltd.	96,980	9,720,892
		69,262,524
China — 5.6%
Alibaba Group Holding Ltd., ADR(1)	95,470	19,799,523
ANTA Sports Products Ltd.	1,245,000	11,174,890
GDS Holdings Ltd., ADR(1)	183,940	10,484,580
Huazhu Group Ltd., ADR	164,285	5,556,119
TAL Education Group, ADR(1)	127,790	7,215,023
Tencent Holdings Ltd.	306,300	16,326,230
		70,556,365
Denmark — 4.5%
Carlsberg A/S, B Shares	129,830	16,814,534
DSV Panalpina A/S	169,662	17,994,877
Novo Nordisk A/S, B Shares	334,030	21,777,721
		56,587,132
Finland — 1.4%
Neste Oyj	435,990	17,664,129
France — 12.7%
Air Liquide SA	151,100	20,562,258
Arkema SA	137,293	12,008,022
Dassault Systemes SE	71,820	12,192,062
Edenred	281,371	11,782,987
Iliad SA	45,010	7,940,702
LVMH Moet Hennessy Louis Vuitton SE	58,930	24,677,543
Schneider Electric SE	228,890	22,834,536
Teleperformance	54,600	12,961,666
TOTAL SA	247,610	9,309,769
Valeo SA	791,970	19,595,838
Vivendi SA	275,610	6,274,851
		160,140,234
6

	Shares	Value
Germany — 5.5%
adidas AG(1)	62,440	$16,373,802
E.ON SE	782,760	8,284,943
Infineon Technologies AG	910,509	18,976,452
Puma SE(1)	180,100	12,788,105
Symrise AG	115,620	12,617,636
		69,040,938
Hong Kong — 2.6%
AIA Group Ltd.	2,673,000	21,792,391
Techtronic Industries Co. Ltd.	1,184,500	10,308,868
		32,101,259
India — 1.0%
HDFC Bank Ltd.	1,004,520	12,665,215
Indonesia — 0.6%
Bank Central Asia Tbk PT	4,080,300	7,259,758
Ireland — 2.3%
ICON plc(1)	52,230	8,798,143
Kerry Group plc, A Shares	113,070	14,047,131
Ryanair Holdings plc, ADR(1)	86,810	6,230,354
		29,075,628
Italy — 1.4%
Ferrari NV	56,310	9,537,635
Prysmian SpA	386,710	8,262,822
		17,800,457
Japan — 14.3%
GMO Payment Gateway, Inc.	79,700	8,978,009
Hoya Corp.	223,200	20,950,143
Keyence Corp.	60,000	24,709,659
Kobe Bussan Co. Ltd.	162,000	8,394,293
MonotaRO Co. Ltd.	455,700	16,566,408
Murata Manufacturing Co. Ltd.	408,800	22,849,656
Obic Co. Ltd.	75,600	13,116,465
Olympus Corp.	191,000	3,323,233
Pan Pacific International Holdings Corp.	654,300	13,190,051
Recruit Holdings Co. Ltd.	661,600	22,826,605
Rohm Co. Ltd.	105,200	7,092,286
Terumo Corp.	466,700	18,344,895
		180,341,703
Netherlands — 4.8%
Adyen NV(1)	13,058	17,179,250
ASML Holding NV	80,470	26,342,023
Koninklijke DSM NV	132,000	16,941,338
		60,462,611
Spain — 4.6%
Amadeus IT Group SA	203,723	10,667,539
Cellnex Telecom SA	425,694	24,168,254
Iberdrola SA	2,179,766	23,526,381
		58,362,174
Sweden — 5.0%
Atlas Copco AB, A Shares	305,830	12,042,196
Hexagon AB, B Shares(1)	323,770	17,870,558
Lundin Energy AB	622,398	15,080,751
7

	Shares	Value
Telefonaktiebolaget LM Ericsson, B Shares	1,990,970	$18,174,042
		63,167,547
Switzerland — 12.0%
Lonza Group AG	51,830	25,521,541
Nestle SA	451,150	48,845,718
Novartis AG	200,580	17,388,201
Partners Group Holding AG	17,310	14,383,844
Sika AG	100,043	17,190,729
Temenos AG	94,290	14,468,849
Zurich Insurance Group AG	38,880	12,579,303
		150,378,185
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	996,000	9,700,257
United Kingdom — 10.3%
Ashtead Group plc	273,090	8,127,706
ASOS plc(1)	537,404	19,940,931
Associated British Foods plc	444,170	10,032,542
AstraZeneca plc	314,230	33,410,279
Ferguson plc	104,450	8,250,116
Halma plc	223,020	6,446,105
London Stock Exchange Group plc	231,740	23,072,791
Ocado Group plc(1)	366,330	9,947,058
Reckitt Benckiser Group plc	114,980	10,285,116
		129,512,644
TOTAL COMMON STOCKS (Cost $959,150,902)		1,254,219,059
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.25%, 5/15/25 - 2/15/27, valued at $855,161), in a joint trading account at 0.01%, dated 5/29/20, due 6/1/20 (Delivery value $837,841)		837,840
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 3/31/24, valued at $1,379,922), at 0.03%, dated 5/29/20, due 6/1/20 (Delivery value $1,351,003)		1,351,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,938	1,938
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,190,778)		2,190,778
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $961,341,680)		1,256,409,837
OTHER ASSETS AND LIABILITIES — 0.1%		1,534,323
TOTAL NET ASSETS — 100.0%		$1,257,944,160

8

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	21.2%
Consumer Discretionary	15.5%
Health Care	13.9%
Industrials	12.5%
Financials	10.6%
Consumer Staples	9.5%
Materials	6.3%
Communication Services	4.3%
Energy	3.3%
Utilities	2.6%
Cash and Equivalents*	0.3%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $961,341,680)	$1,256,409,837
Foreign currency holdings, at value (cost of $47,469)	47,472
Receivable for investments sold	27,037,582
Receivable for capital shares sold	227,036
Dividends and interest receivable	3,605,516
Other assets	80,090
1,287,407,533

Liabilities
Payable for investments purchased	26,013,814
Payable for capital shares redeemed	2,205,191
Accrued management fees	1,172,074
Distribution and service fees payable	17,712
Accrued foreign taxes	54,582
29,463,373

Net Assets	$1,257,944,160

Net Assets Consist of:
Capital (par value and paid-in surplus)	$991,625,298
Distributable earnings	266,318,862
$1,257,944,160

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,055,589,055	88,000,342	$12.00
I Class, $0.01 Par Value	$66,250,734	5,564,086	$11.91
Y Class, $0.01 Par Value	$22,053,084	1,851,598	$11.91
A Class, $0.01 Par Value	$69,001,848	5,709,533	$12.09*
C Class, $0.01 Par Value	$2,005,796	173,271	$11.58
R Class, $0.01 Par Value	$5,253,758	430,890	$12.19
R5 Class, $0.01 Par Value	$6,217	522	$11.91
R6 Class, $0.01 Par Value	$37,783,668	3,174,262	$11.90
*Maximum offering price $12.83 (net asset value divided by 0.9425).

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,546,312)	$11,134,248
Securities lending, net	44,346
Interest	29,929
11,208,523

Expenses:
Management fees	7,295,748
Distribution and service fees:
A Class	82,996
C Class	11,644
R Class	13,267
Directors' fees and expenses	20,536
Other expenses	15,150
7,439,341

Net investment income (loss)	3,769,182

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $1,229)	(30,667,645)
Foreign currency translation transactions	(147,376)
(30,815,021)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $151,872)	(7,324,597)
Translation of assets and liabilities in foreign currencies	110,754
(7,213,843)

Net realized and unrealized gain (loss)	(38,028,864)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(34,259,682)

 See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2019
Increase (Decrease) in Net Assets	May 31, 2020	November 30, 2019
Operations
Net investment income (loss)	$3,769,182	$5,729,293
Net realized gain (loss)	(30,815,021)	19,513,072
Change in net unrealized appreciation (depreciation)	(7,213,843)	179,991,328
Net increase (decrease) in net assets resulting from operations	(34,259,682)	205,233,693

Distributions to Shareholders
From earnings:
Investor Class	(4,906,875)	(113,411,938)
I Class	(471,463)	(6,954,669)
Y Class	(151,818)	(673,691)
A Class	(231,840)	(6,300,639)
C Class	(9,443)	(380,655)
R Class	(19,202)	(308,126)
R5 Class	(40)	(561)
R6 Class	(297,497)	(3,902,361)
Decrease in net assets from distributions	(6,088,178)	(131,932,640)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(71,800,293)	(60,754,535)

Net increase (decrease) in net assets	(112,148,153)	12,546,518

Net Assets
Beginning of period	1,370,092,313	1,357,545,795
End of period	$1,257,944,160	$1,370,092,313

See Notes to Financial Statements.
12

Notes to Financial Statements

MAY 31, 2020 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 18% of the shares of the fund.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of NT International Growth Fund, one fund in a series issued by the corporation.

15

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2020 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.050% to 1.500%	1.17%
I Class	0.850% to 1.300%	0.97%
Y Class	0.700% to 1.150%	0.82%
A Class	1.050% to 1.500%	1.17%
C Class	1.050% to 1.500%	1.17%
R Class	1.050% to 1.500%	1.17%
R5 Class	0.850% to 1.300%	0.97%
R6 Class	0.700% to 1.150%	0.82%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2020 are detailed in the Statement of Operations.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2020 were $361,695,293 and $418,907,628, respectively.
16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2020		Year ended November 30, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,250,000,000		1,250,000,000
Sold	2,279,169	$25,122,123	2,936,669	$32,672,588
Issued in reinvestment of distributions	379,819	4,748,521	11,000,262	110,112,626
Redeemed	(8,816,091)	(103,583,745)	(18,952,247)	(213,897,065)
	(6,157,103)	(73,713,101)	(5,015,316)	(71,111,851)
I Class/Shares Authorized	90,000,000		90,000,000
Sold	644,786	7,549,444	1,106,320	12,258,681
Issued in reinvestment of distributions	36,444	453,353	671,521	6,668,204
Redeemed	(1,202,505)	(13,699,017)	(1,445,190)	(16,173,218)
	(521,275)	(5,696,220)	332,651	2,753,667
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	449,532	5,148,248	1,061,894	12,025,226
Issued in reinvestment of distributions	12,036	149,903	65,166	646,443
Redeemed	(131,260)	(1,495,628)	(130,199)	(1,497,748)
	330,308	3,802,523	996,861	11,173,921
A Class/Shares Authorized	80,000,000		80,000,000
Sold	870,170	10,558,840	923,390	10,602,327
Issued in reinvestment of distributions	18,170	228,255	614,961	6,217,253
Redeemed	(629,531)	(7,359,656)	(1,526,896)	(17,523,483)
	258,809	3,427,439	11,455	(703,903)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	8,393	88,798	7,853	81,463
Issued in reinvestment of distributions	695	8,410	36,374	356,101
Redeemed	(60,888)	(649,415)	(190,670)	(2,084,116)
	(51,800)	(552,207)	(146,443)	(1,646,552)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	33,864	400,397	338,828	3,544,091
Issued in reinvestment of distributions	1,499	19,053	28,116	287,906
Redeemed	(87,121)	(1,068,567)	(152,739)	(1,796,153)
	(51,758)	(649,117)	214,205	2,035,844
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	3	40	57	561
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	734,806	8,160,799	893,061	9,948,629
Issued in reinvestment of distributions	23,795	296,197	392,562	3,894,212
Redeemed	(604,797)	(6,876,646)	(1,520,322)	(17,099,063)
	153,804	1,580,350	(234,699)	(3,256,222)
Net increase (decrease)	(6,039,012)	$(71,800,293)	(3,841,229)	$(60,754,535)

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$7,235,965	$30,026,125	—
Canada	5,582,134	63,680,390	—
China	43,055,245	27,501,120	—
Ireland	15,028,497	14,047,131	—
Other Countries	—	1,048,062,452	—
Temporary Cash Investments	1,938	2,188,840	—
	$70,903,779	$1,185,506,058	—
7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

18

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$962,145,562
Gross tax appreciation of investments	$316,942,292
Gross tax depreciation of investments	(22,678,017)
Net tax appreciation (depreciation) of investments	$294,264,275

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
19

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$12.35	0.03	(0.33)	(0.30)	(0.01)	(0.04)	(0.05)	$12.00	(2.51)%	1.18%(4)	0.58%(4)	29%	$1,055,589
2019	$11.83	0.05	1.66	1.71	(0.12)	(1.07)	(1.19)	$12.35	16.82%	1.18%	0.43%	68%	$1,162,998
2018	$13.80	0.08	(1.28)	(1.20)	(0.13)	(0.64)	(0.77)	$11.83	(9.23)%	1.17%	0.62%	69%	$1,173,094
2017	$10.56	0.10	3.19	3.29	(0.05)	—	(0.05)	$13.80	31.32%	1.17%	0.80%	57%	$1,357,353
2016	$12.25	0.09	(1.10)	(1.01)	(0.06)	(0.62)	(0.68)	$10.56	(8.59)%	1.18%	0.83%	70%	$1,229,531
2015	$13.40	0.07	(0.34)	(0.27)	(0.08)	(0.80)	(0.88)	$12.25	(1.86)%	1.17%	0.62%	62%	$1,432,784
I Class
2020(3)	$12.27	0.05	(0.33)	(0.28)	(0.04)	(0.04)	(0.08)	$11.91	(2.33)%	0.98%(4)	0.78%(4)	29%	$66,251
2019	$11.76	0.07	1.66	1.73	(0.15)	(1.07)	(1.22)	$12.27	17.09%	0.98%	0.63%	68%	$74,688
2018	$13.74	0.10	(1.28)	(1.18)	(0.16)	(0.64)	(0.80)	$11.76	(9.12)%	0.97%	0.82%	69%	$67,677
2017	$10.51	0.13	3.17	3.30	(0.07)	—	(0.07)	$13.74	31.64%	0.97%	1.00%	57%	$90,679
2016	$12.19	0.11	(1.09)	(0.98)	(0.08)	(0.62)	(0.70)	$10.51	(8.40)%	0.98%	1.03%	70%	$59,236
2015	$13.33	0.10	(0.34)	(0.24)	(0.10)	(0.80)	(0.90)	$12.19	(1.63)%	0.97%	0.82%	62%	$70,422

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(3)	$12.29	0.06	(0.35)	(0.29)	(0.05)	(0.04)	(0.09)	$11.91	(2.34)%	0.83%(4)	0.93%(4)	29%	$22,053
2019	$11.78	0.08	1.66	1.74	(0.16)	(1.07)	(1.23)	$12.29	17.27%	0.83%	0.78%	68%	$18,691
2018	$13.75	0.15	(1.30)	(1.15)	(0.18)	(0.64)	(0.82)	$11.78	(8.95)%	0.82%	0.97%	69%	$6,177
2017(5)	$11.48	0.09	2.18	2.27	—	—	—	$13.75	19.77%	0.82%(4)	1.14%(4)	57%(6)	$6
A Class
2020(3)	$12.45	0.02	(0.34)	(0.32)	—	(0.04)	(0.04)	$12.09	(2.65)%	1.43%(4)	0.33%(4)	29%	$69,002
2019	$11.91	0.02	1.69	1.71	(0.10)	(1.07)	(1.17)	$12.45	16.56%	1.43%	0.18%	68%	$67,857
2018	$13.88	0.05	(1.29)	(1.24)	(0.09)	(0.64)	(0.73)	$11.91	(9.45)%	1.42%	0.37%	69%	$64,784
2017	$10.63	0.06	3.22	3.28	(0.03)	—	(0.03)	$13.88	30.88%	1.42%	0.55%	57%	$77,983
2016	$12.32	0.06	(1.09)	(1.03)	(0.04)	(0.62)	(0.66)	$10.63	(8.73)%	1.43%	0.58%	70%	$108,847
2015	$13.48	0.07	(0.37)	(0.30)	(0.06)	(0.80)	(0.86)	$12.32	(2.13)%	1.42%	0.37%	62%	$141,175
C Class
2020(3)	$11.97	(0.03)	(0.32)	(0.35)	—	(0.04)	(0.04)	$11.58	(3.00)%	2.18%(4)	(0.42)%(4)	29%	$2,006
2019	$11.49	(0.06)	1.62	1.56	(0.01)	(1.07)	(1.08)	$11.97	15.66%	2.18%	(0.57)%	68%	$2,694
2018	$13.42	(0.04)	(1.25)	(1.29)	—	(0.64)	(0.64)	$11.49	(10.12)%	2.17%	(0.38)%	69%	$4,268
2017	$10.33	(0.03)	3.12	3.09	—	—	—	$13.42	29.91%	2.17%	(0.20)%	57%	$6,743
2016	$12.04	(0.02)	(1.07)	(1.09)	—	(0.62)	(0.62)	$10.33	(9.43)%	2.18%	(0.17)%	70%	$6,743
2015	$13.22	(0.05)	(0.33)	(0.38)	—	(0.80)	(0.80)	$12.04	(2.81)%	2.17%	(0.38)%	62%	$10,402

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(3)	$12.58	—(7)	(0.35)	(0.35)	—	(0.04)	(0.04)	$12.19	(2.70)%	1.68%(4)	0.08%(4)	29%	$5,254
2019	$12.02	(0.01)	1.71	1.70	(0.07)	(1.07)	(1.14)	$12.58	16.17%	1.68%	(0.07)%	68%	$6,069
2018	$14.00	0.02	(1.30)	(1.28)	(0.06)	(0.64)	(0.70)	$12.02	(9.68)%	1.67%	0.12%	69%	$3,226
2017	$10.72	0.03	3.25	3.28	—	—	—	$14.00	30.60%	1.67%	0.30%	57%	$3,609
2016	$12.43	0.04	(1.12)	(1.08)	(0.01)	(0.62)	(0.63)	$10.72	(9.00)%	1.68%	0.33%	70%	$3,090
2015	$13.59	0.02	(0.35)	(0.33)	(0.03)	(0.80)	(0.83)	$12.43	(2.31)%	1.67%	0.12%	62%	$3,313
R5 Class
2020(3)	$12.28	0.05	(0.34)	(0.29)	(0.04)	(0.04)	(0.08)	$11.91	(2.41)%	0.98%(4)	0.78%(4)	29%	$6
2019	$11.77	0.07	1.66	1.73	(0.15)	(1.07)	(1.22)	$12.28	17.09%	0.98%	0.63%	68%	$6
2018	$13.73	0.11	(1.27)	(1.16)	(0.16)	(0.64)	(0.80)	$11.77	(9.03)%	0.97%	0.82%	69%	$5
2017(5)	$11.48	0.08	2.17	2.25	—	—	—	$13.73	19.60%	0.97%(4)	0.99%(4)	57%(6)	$6
R6 Class
2020(3)	$12.28	0.06	(0.35)	(0.29)	(0.05)	(0.04)	(0.09)	$11.90	(2.34)%	0.83%(4)	0.93%(4)	29%	$37,784
2019	$11.77	0.09	1.65	1.74	(0.16)	(1.07)	(1.23)	$12.28	17.28%	0.83%	0.78%	68%	$37,088
2018	$13.75	0.14	(1.29)	(1.15)	(0.19)	(0.64)	(0.83)	$11.77	(8.93)%	0.82%	0.97%	69%	$38,315
2017	$10.53	0.15	3.16	3.31	(0.09)	—	(0.09)	$13.75	31.68%	0.82%	1.15%	57%	$29,846
2016	$12.20	0.14	(1.10)	(0.96)	(0.09)	(0.62)	(0.71)	$10.53	(8.19)%	0.83%	1.18%	70%	$37,903
2015	$13.34	0.11	(0.33)	(0.22)	(0.12)	(0.80)	(0.92)	$12.20	(1.50)%	0.82%	0.97%	62%	$48,887

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2020 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through November 30, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.
(7)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.
25

Notes

26

Notes

27

Notes

28

Notes

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92630 2007

Semiannual Report

May 31, 2020

International Opportunities Fund
Investor Class (AIOIX)
I Class (ACIOX)
A Class (AIVOX)
C Class (AIOCX)
R Class (AIORX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Pandemic Led to Severe Economic, Market Disruptions

Early in the reporting period, market sentiment was generally upbeat. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Against this backdrop, key U.S. stock benchmarks rose to new highs in mid-February, and risk assets largely remained in favor throughout the world.

However, beginning in late February, unprecedented social, health care and economic turmoil quickly quashed the optimistic tone. The COVID-19 outbreak rapidly spread throughout the world, halting most economic activity and triggering worldwide recession fears. Adding to the turmoil, global oil prices collapsed amid plunging demand and a price war between Saudi Arabia and Russia. Global stocks and other riskier assets sold off sharply as investors fled to safe-haven investments.

Central banks and federal governments stepped in quickly and aggressively to stabilize global markets and provide financial relief. These extraordinary efforts proved helpful, as markets broadly rebounded in April and May despite discouraging economic and corporate earnings data. In addition, declining coronavirus infection rates and the reopening of many economies helped fuel the recovery. But the rebound wasn’t enough to offset the effects of the earlier sell-off, and global stocks retreated for the six-month period. U.S. stocks fared better than non-U.S. stocks. Among non-U.S. stocks, developed markets generally declined at a greater pace than emerging markets.

As COVID-19 infections are slowing, most economies across the world are reopening. Nevertheless, the return to pre-pandemic economic and market levels will take time and patience. In the meantime, investors likely will face periods of economic and political uncertainty and heightened market volatility. While these influences can be unsettling, they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather unpredictable markets, and we’re confident we will meet today's challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

MAY 31, 2020
Top Ten Holdings	% of net assets
A-Living Services Co. Ltd., H Shares	1.7%
Intermediate Capital Group plc	1.6%
Gold Road Resources Ltd.	1.5%
MorphoSys AG	1.4%
Lasertec Corp.	1.4%
Saracen Mineral Holdings Ltd.	1.4%
Huhtamaki Oyj	1.3%
Harmonic Drive Systems, Inc.	1.3%
Nabtesco Corp.	1.3%
Seven Group Holdings Ltd.	1.3%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	(0.1)%

Investments by Country	% of net assets
Japan	18.9%
United Kingdom	12.7%
Canada	9.7%
Australia	7.5%
Sweden	7.1%
Germany	6.7%
Taiwan	5.3%
China	5.3%
Switzerland	3.6%
Italy	2.6%
Hong Kong	2.4%
South Korea	2.3%
France	2.3%
Other Countries	12.9%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Expenses Paid During Period(1) 12/1/19 - 5/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,015.30	$7.10	1.41%
I Class	$1,000	$1,017.10	$6.10	1.21%
A Class	$1,000	$1,014.80	$8.36	1.66%
C Class	$1,000	$1,011.40	$12.12	2.41%
R Class	$1,000	$1,013.40	$9.61	1.91%
Hypothetical
Investor Class	$1,000	$1,017.95	$7.11	1.41%
I Class	$1,000	$1,018.95	$6.11	1.21%
A Class	$1,000	$1,016.70	$8.37	1.66%
C Class	$1,000	$1,012.95	$12.13	2.41%
R Class	$1,000	$1,015.45	$9.62	1.91%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

MAY 31, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Argentina — 0.6%
Globant SA(1)	23,256	$3,260,724
Australia — 7.5%
Afterpay Ltd.(1)	119,244	3,789,772
Breville Group Ltd.	228,693	3,364,797
carsales.com Ltd.	285,534	3,037,776
Gold Road Resources Ltd.(1)	6,618,534	7,914,207
NEXTDC Ltd.(1)	750,809	4,585,582
NRW Holdings Ltd.	2,944,805	3,749,448
Saracen Mineral Holdings Ltd.(1)	2,196,958	7,410,159
Seven Group Holdings Ltd.	653,849	6,980,360
		40,832,101
Belgium — 1.9%
Argenx SE(1)	29,594	6,324,490
Fagron	154,822	3,702,448
		10,026,938
Brazil — 0.9%
Arco Platform Ltd., Class A(1)	47,207	2,288,595
TOTVS SA	687,400	2,591,775
		4,880,370
Canada — 9.7%
Alamos Gold, Inc., Class A (New York)	839,851	6,802,793
ATS Automation Tooling Systems, Inc.(1)	210,993	3,066,398
Boyd Group Services, Inc.	28,916	4,426,499
BRP, Inc.	146,671	5,079,183
Descartes Systems Group, Inc. (The)(1)	95,104	4,533,992
Element Fleet Management Corp.	666,375	4,738,215
FirstService Corp.	52,739	4,902,542
Gibson Energy, Inc.	168,445	2,605,860
Innergex Renewable Energy, Inc.	232,361	3,196,367
Kinaxis, Inc.(1)	16,606	2,144,180
Parex Resources, Inc.(1)	337,687	3,796,633
Real Matters, Inc.(1)	143,110	2,468,579
TFI International, Inc.	172,348	5,219,822
		52,981,063
China — 5.3%
A-Living Services Co. Ltd., H Shares	1,760,500	9,483,043
China Yongda Automobiles Services Holdings Ltd.	6,656,500	6,952,387
GDS Holdings Ltd., ADR(1)	99,250	5,657,250
Kingsoft Cloud Holdings Ltd., ADR(1)	111,735	2,250,343
Times China Holdings Ltd.	2,938,000	4,331,937
		28,674,960
Denmark — 1.4%
Netcompany Group A/S(1)	35,434	2,158,422
Royal Unibrew A/S(1)	64,207	5,157,762
		7,316,184

	Shares	Value
Finland — 1.9%
Huhtamaki Oyj(1)	176,020	$7,127,623
Valmet Oyj(1)	124,403	3,243,367
		10,370,990
France — 2.3%
Euronext NV	43,495	4,018,735
Korian SA	143,945	5,190,945
SOITEC(1)	34,785	3,392,875
		12,602,555
Germany — 6.7%
Bechtle AG	25,929	4,539,735
CompuGroup Medical SE	31,545	2,576,043
Evotec SE(1)	158,621	4,249,878
Flatex AG(1)	94,445	3,274,738
HelloFresh SE(1)	121,856	4,966,901
MorphoSys AG(1)	59,309	7,675,251
Sixt SE	16,470	1,316,035
Stroeer SE & Co. KGaA	71,424	5,184,656
Varta AG(1)	25,630	2,629,916
		36,413,153
Hong Kong — 2.4%
Ausnutria Dairy Corp. Ltd.(1)	2,805,000	5,663,656
Man Wah Holdings Ltd.	4,512,400	3,526,220
Minth Group Ltd.	1,400,000	3,840,738
		13,030,614
India — 1.1%
Bata India Ltd.	116,869	2,046,735
Indraprastha Gas Ltd.	652,281	4,060,970
		6,107,705
Israel — 0.9%
AudioCodes Ltd.	69,093	2,532,258
Kornit Digital Ltd.(1)	55,328	2,586,584
		5,118,842
Italy — 2.6%
Amplifon SpA(1)	144,944	4,037,360
Falck Renewables SpA	748,033	4,492,961
FinecoBank Banca Fineco SpA(1)	234,487	2,751,797
Pirelli & C SpA	588,329	2,645,780
		13,927,898
Japan — 18.9%
Anritsu Corp.	287,400	5,668,295
Cosmos Pharmaceutical Corp.	32,600	4,680,017
GMO Payment Gateway, Inc.	29,900	3,368,161
Harmonic Drive Systems, Inc.	122,800	7,098,960
IR Japan Holdings Ltd.	800	71,068
Kakaku.com, Inc.	154,900	3,752,024
Kobe Bussan Co. Ltd.	108,500	5,622,103
Lasertec Corp.	92,100	7,578,155
Menicon Co. Ltd.	59,500	3,027,918
Nabtesco Corp.	227,900	7,085,382
Nihon Kohden Corp.	167,000	5,572,954

	Shares	Value
Nihon M&A Center, Inc.	150,300	$6,045,995
Nippon Gas Co. Ltd.	84,500	3,348,705
Nissan Chemical Corp.	119,600	5,285,909
Park24 Co. Ltd.	262,000	5,092,307
SCREEN Holdings Co. Ltd.	103,800	4,658,464
Seria Co. Ltd.	112,800	3,618,158
SHIFT, Inc.(1)	53,800	5,088,690
SHO-BOND Holdings Co. Ltd.	146,200	6,769,171
Topcon Corp.	67,600	593,937
UT Group Co. Ltd.(1)	262,800	4,938,066
Zeon Corp.	405,400	3,908,176
		102,872,615
Netherlands — 1.9%
ASM International NV	44,544	5,207,848
Basic-Fit NV(1)	20,722	528,084
IMCD NV	50,017	4,731,854
		10,467,786
Norway — 1.0%
Bakkafrost P/F	60,171	3,757,906
Subsea 7 SA(1)	314,184	1,815,611
		5,573,517
Poland — 0.8%
Dino Polska SA(1)	88,989	4,067,892
South Korea — 2.3%
BGF retail Co. Ltd.	21,054	2,847,562
Douzone Bizon Co. Ltd.	64,506	6,267,136
Orion Corp/Republic of Korea	33,867	3,616,275
		12,730,973
Sweden — 7.1%
AAK AB(1)	247,984	4,525,997
Embracer Group AB(1)	341,862	4,167,237
Fastighets AB Balder, B Shares(1)	64,890	2,661,756
Lifco AB, B Shares	69,949	4,289,954
Lindab International AB	359,121	3,644,190
Loomis AB, B Shares(1)	203,150	5,119,058
Samhallsbyggnadsbolaget i Norden AB	1,441,504	2,904,723
Sinch AB(1)	86,067	5,769,678
Stillfront Group AB(1)	76,180	5,601,559
		38,684,152
Switzerland — 3.6%
Cembra Money Bank AG	38,250	3,794,719
SIG Combibloc Group AG(1)	317,401	5,322,065
Tecan Group AG	17,078	5,984,152
Zur Rose Group AG(1)	21,300	4,290,253
		19,391,189
Taiwan — 5.3%
Accton Technology Corp.	817,000	6,581,395
Airtac International Group	329,000	5,654,383
ASPEED Technology, Inc.	94,000	4,856,879
Chailease Holding Co. Ltd.	1,662,786	6,464,686
Merida Industry Co. Ltd.	445,000	2,672,123

	Shares	Value
TCI Co. Ltd.	283,000	$2,492,524
		28,721,990
Turkey — 0.5%
Ulker Biskuvi Sanayi AS(1)	731,496	2,535,551
United Kingdom — 12.7%
Avast plc	901,960	5,626,102
Bellway plc	160,799	5,124,689
boohoo Group plc(1)	1,267,303	6,088,708
Dechra Pharmaceuticals plc	83,343	2,872,653
Electrocomponents plc	670,177	5,281,785
Future plc	336,773	5,759,352
Games Workshop Group plc	40,414	3,984,816
HomeServe plc	398,292	6,402,447
Intermediate Capital Group plc	559,391	8,821,036
JD Sports Fashion plc	653,356	5,334,978
Nomad Foods Ltd.(1)	118,924	2,518,810
Serco Group plc(1)	2,454,362	3,861,000
Trainline plc(1)	799,892	4,843,000
UNITE Group plc (The)	250,694	2,696,551
		69,215,927
TOTAL COMMON STOCKS (Cost $439,869,673)		539,805,689
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.25%, 5/15/25 - 2/15/27, valued at $1,508,362), in a joint trading account at 0.01%, dated 5/29/20, due 6/1/20 (Delivery value $1,477,813)		1,477,811
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.50%, 4/15/24, valued at $2,431,417), at 0.03%, dated 5/29/20, due 6/1/20 (Delivery value $2,383,006)		2,383,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	762,804	762,804
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,623,615)		4,623,615
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $444,493,288)		544,429,304
OTHER ASSETS AND LIABILITIES — (0.1)%		(693,062)
TOTAL NET ASSETS — 100.0%		$543,736,242

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.0%
Information Technology	19.5%
Consumer Discretionary	12.3%
Consumer Staples	9.7%
Health Care	9.6%
Materials	8.0%
Financials	6.2%
Communication Services	5.2%
Real Estate	3.6%
Utilities	2.7%
Energy	1.5%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $444,493,288)	$544,429,304
Foreign currency holdings, at value (cost of $41)	40
Receivable for investments sold	12,073,805
Receivable for capital shares sold	165,375
Dividends and interest receivable	1,553,624
Other assets	147,507
558,369,655

Liabilities
Payable for investments purchased	13,119,129
Payable for capital shares redeemed	916,199
Accrued management fees	595,650
Distribution and service fees payable	2,435
14,633,413

Net Assets	$543,736,242

Net Assets Consist of:
Capital (par value and paid-in surplus)	$501,060,504
Distributable earnings	42,675,738
$543,736,242

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$461,888,843	45,131,736	$10.23
I Class, $0.01 Par Value	$73,838,866	7,136,932	$10.35
A Class, $0.01 Par Value	$5,700,519	561,710	$10.15*
C Class, $0.01 Par Value	$997,098	102,625	$9.72
R Class, $0.01 Par Value	$1,310,916	130,423	$10.05
*Maximum offering price $10.77 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $237,024)	$2,602,931
Securities lending, net	87,434
Interest	10,297
2,700,662

Expenses:
Management fees	3,740,654
Distribution and service fees:
A Class	7,114
C Class	4,871
R Class	3,722
Directors' fees and expenses	8,752
Other expenses	8,619
3,773,732

Net investment income (loss)	(1,073,070)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,416,879)
Foreign currency translation transactions	(168,074)
(2,584,953)

Change in net unrealized appreciation (depreciation) on:
Investments	8,323,519
Translation of assets and liabilities in foreign currencies	14,483
8,338,002

Net realized and unrealized gain (loss)	5,753,049

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,679,979

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2019
Increase (Decrease) in Net Assets	May 31, 2020	November 30, 2019
Operations
Net investment income (loss)	$(1,073,070)	$1,280,885
Net realized gain (loss)	(2,584,953)	(21,239,172)
Change in net unrealized appreciation (depreciation)	8,338,002	73,447,110
Net increase (decrease) in net assets resulting from operations	4,679,979	53,488,823

Distributions to Shareholders
From earnings:
Investor Class	(4,749,297)	(4,040,078)
I Class	(906,124)	(1,741,335)
A Class	(42,373)	(235,473)
C Class	—	(37,726)
R Class	(8,828)	(37,055)
Decrease in net assets from distributions	(5,706,622)	(6,091,667)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(42,181,232)	344,439,095

Net increase (decrease) in net assets	(43,207,875)	391,836,251

Net Assets
Beginning of period	586,944,117	195,107,866
End of period	$543,736,242	$586,944,117

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2020 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2020 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.200% to 1.550%	1.40%
I Class	1.000% to 1.350%	1.20%
A Class	1.200% to 1.550%	1.40%
C Class	1.200% to 1.550%	1.40%
R Class	1.200% to 1.550%	1.40%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2020 are detailed in the Statement of Operations.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2020 were $348,727,932 and $398,499,138, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2020		Year ended November 30, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	670,000,000		670,000,000
Sold	1,453,115	$14,565,726	1,797,671	$16,830,632
Issued in connection with reorganization (Note 9)	—	—	40,955,922	383,355,227
Issued in reinvestment of distributions	424,410	4,426,599	451,144	3,798,635
Redeemed	(5,850,737)	(55,342,288)	(8,147,671)	(76,163,088)
	(3,973,212)	(36,349,963)	35,057,066	327,821,406
I Class/Shares Authorized	95,000,000		95,000,000
Sold	865,211	8,388,740	5,139,468	48,841,767
Issued in connection with reorganization (Note 9)	—	—	421,079	3,982,794
Issued in reinvestment of distributions	83,972	885,061	199,378	1,694,714
Redeemed	(1,449,993)	(13,988,482)	(3,762,721)	(35,422,411)
	(500,810)	(4,714,681)	1,997,204	19,096,864
A Class/Shares Authorized	40,000,000		40,000,000
Sold	35,390	339,034	158,713	1,467,674
Issued in connection with reorganization (Note 9)	—	—	177,679	1,649,159
Issued in reinvestment of distributions	4,036	41,817	27,875	233,036
Redeemed	(80,283)	(757,228)	(641,483)	(5,872,162)
	(40,857)	(376,377)	(277,216)	(2,522,293)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	5,378	54,853	3,889	34,345
Issued in connection with reorganization (Note 9)	—	—	51,598	459,815
Issued in reinvestment of distributions	—	—	4,318	34,674
Redeemed	(11,330)	(103,531)	(110,458)	(984,176)
	(5,952)	(48,678)	(50,653)	(455,342)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	26,920	262,253	70,350	647,214
Issued in connection with reorganization (Note 9)	—	—	15,327	140,954
Issued in reinvestment of distributions	859	8,819	4,470	37,055
Redeemed	(94,364)	(962,605)	(35,273)	(326,763)
	(66,585)	(691,533)	54,874	498,460
Net increase (decrease)	(4,587,416)	$(42,181,232)	36,781,275	$344,439,095

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Argentina	$3,260,724	—	—
Brazil	2,288,595	$2,591,775	—
Canada	6,802,793	46,178,270	—
China	7,907,593	20,767,367	—
Israel	5,118,842	—	—
United Kingdom	2,518,810	66,697,117	—
Other Countries	—	375,673,803	—
Temporary Cash Investments	762,804	3,860,811	—
	$28,660,161	$515,769,143	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$456,248,729
Gross tax appreciation of investments	$101,891,901
Gross tax depreciation of investments	(13,711,326)
Net tax appreciation (depreciation) of investments	$88,180,575

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2019, the fund had accumulated short-term capital losses of $(43,143,275), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Reorganization

On December 4, 2018, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of International Discovery Fund, one fund in a series issued by the corporation, were transferred to International Opportunities Fund in exchange for shares of International Opportunities Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of International Opportunities Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on March 22, 2019.

The reorganization was accomplished by a tax-free exchange of shares. On March 22, 2019, International Discovery Fund exchanged its shares for shares of International Opportunities Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
International Discovery Fund – Investor Class	28,522,874	International Opportunities Fund – Investor Class	40,955,922
International Discovery Fund – I Class	292,253	International Opportunities Fund – I Class	421,079
International Discovery Fund – A Class	126,350	International Opportunities Fund – A Class	177,679
International Discovery Fund – C Class	36,343	International Opportunities Fund – C Class	51,598
International Discovery Fund – R Class	10,698	International Opportunities Fund – R Class	15,327

The net assets of International Discovery Fund and International Opportunities Fund immediately before the reorganization were $389,587,949 and $193,535,172, respectively. International Discovery Fund's unrealized appreciation of $8,083,173 was combined with that of International Opportunities Fund. Immediately after the reorganization, the combined net assets were $583,123,121.

Assuming the reorganization had been completed on December 1, 2018, the beginning of the annual reporting period, the pro forma results of operations for the period ended November 30, 2019 are as follows:

Net investment income (loss)	$234,506
Net realized and unrealized gain (loss)	73,557,788
Net increase (decrease) in net assets resulting from operations	$73,792,294

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of International Discovery Fund that have been included in the fund’s Statement of Operations since March 22, 2019.

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$10.17	(0.02)	0.18	0.16	(0.10)	—	(0.10)	$10.23	1.53%	1.41%(4)	1.41%(4)	(0.42)%(4)	(0.42)%(4)	64%	$461,889
2019	$9.33	0.01	1.13	1.14	(0.05)	(0.25)	(0.30)	$10.17	12.88%	1.46%	1.46%	0.23%	0.23%	124%	$499,296
2018	$11.94	0.01	(1.51)	(1.50)	(0.06)	(1.05)	(1.11)	$9.33	(13.98)%	1.48%	1.62%	0.07%	(0.07)%	140%	$131,043
2017	$8.49	(0.01)	3.46	3.45	—(5)	—	—(5)	$11.94	40.69%	1.53%	1.73%	(0.11)%	(0.31)%	124%	$163,540
2016	$9.08	(0.01)	(0.36)	(0.37)	(0.08)	(0.14)	(0.22)	$8.49	(4.14)%	1.54%	1.74%	(0.07)%	(0.27)%	130%	$108,184
2015	$8.92	(0.03)	0.58	0.55	(0.02)	(0.37)	(0.39)	$9.08	6.67%	1.51%	1.71%	(0.33)%	(0.53)%	152%	$128,450
I Class
2020(3)	$10.29	(0.01)	0.19	0.18	(0.12)	—	(0.12)	$10.35	1.71%	1.21%(4)	1.21%(4)	(0.22)%(4)	(0.22)%(4)	64%	$73,839
2019	$9.44	0.03	1.14	1.17	(0.07)	(0.25)	(0.32)	$10.29	13.06%	1.26%	1.26%	0.43%	0.43%	124%	$78,575
2018	$12.07	0.04	(1.54)	(1.50)	(0.08)	(1.05)	(1.13)	$9.44	(13.81)%	1.28%	1.42%	0.27%	0.13%	140%	$53,224
2017	$8.58	0.02	3.49	3.51	(0.02)	—	(0.02)	$12.07	41.01%	1.33%	1.53%	0.09%	(0.11)%	124%	$10,529
2016	$9.18	0.01	(0.38)	(0.37)	(0.09)	(0.14)	(0.23)	$8.58	(4.05)%	1.34%	1.54%	0.13%	(0.07)%	130%	$6,674
2015	$9.02	(0.01)	0.58	0.57	(0.04)	(0.37)	(0.41)	$9.18	6.82%	1.31%	1.51%	(0.13)%	(0.33)%	152%	$6,685

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(3)	$10.07	(0.03)	0.18	0.15	(0.07)	—	(0.07)	$10.15	1.48%	1.66%(4)	1.66%(4)	(0.67)%(4)	(0.67)%(4)	64%	$5,701
2019	$9.24	(0.02)	1.13	1.11	(0.03)	(0.25)	(0.28)	$10.07	12.60%	1.71%	1.71%	(0.02)%	(0.02)%	124%	$6,067
2018	$11.84	(0.02)	(1.50)	(1.52)	(0.03)	(1.05)	(1.08)	$9.24	(14.25)%	1.73%	1.87%	(0.18)%	(0.32)%	140%	$8,131
2017	$8.43	(0.03)	3.44	3.41	—	—	—	$11.84	40.45%	1.78%	1.98%	(0.36)%	(0.56)%	124%	$12,855
2016	$9.03	(0.03)	(0.37)	(0.40)	(0.06)	(0.14)	(0.20)	$8.43	(4.47)%	1.79%	1.99%	(0.32)%	(0.52)%	130%	$14,156
2015	$8.88	(0.05)	0.58	0.53	(0.01)	(0.37)	(0.38)	$9.03	6.48%	1.76%	1.96%	(0.58)%	(0.78)%	152%	$19,796
C Class
2020(3)	$9.61	(0.07)	0.18	0.11	—	—	—	$9.72	1.14%	2.41%(4)	2.41%(4)	(1.42)%(4)	(1.42)%(4)	64%	$997
2019	$8.86	(0.07)	1.07	1.00	—	(0.25)	(0.25)	$9.61	11.77%	2.46%	2.46%	(0.77)%	(0.77)%	124%	$1,044
2018	$11.44	(0.10)	(1.43)	(1.53)	—	(1.05)	(1.05)	$8.86	(14.93)%	2.48%	2.62%	(0.93)%	(1.07)%	140%	$1,411
2017	$8.21	(0.11)	3.34	3.23	—	—	—	$11.44	39.46%	2.53%	2.73%	(1.11)%	(1.31)%	124%	$2,453
2016	$8.81	(0.09)	(0.36)	(0.45)	(0.01)	(0.14)	(0.15)	$8.21	(5.17)%	2.54%	2.74%	(1.07)%	(1.27)%	130%	$1,579
2015	$8.73	(0.12)	0.57	0.45	—(5)	(0.37)	(0.37)	$8.81	5.59%	2.51%	2.71%	(1.33)%	(1.53)%	152%	$1,479

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(3)	$9.96	(0.05)	0.18	0.13	(0.04)	—	(0.04)	$10.05	1.34%	1.91%(4)	1.91%(4)	(0.92)%(4)	(0.92)%(4)	64%	$1,311
2019	$9.14	(0.04)	1.12	1.08	(0.01)	(0.25)	(0.26)	$9.96	12.33%	1.96%	1.96%	(0.27)%	(0.27)%	124%	$1,962
2018	$11.72	(0.05)	(1.48)	(1.53)	—(5)	(1.05)	(1.05)	$9.14	(14.46)%	1.98%	2.12%	(0.43)%	(0.57)%	140%	$1,300
2017	$8.37	(0.06)	3.41	3.35	—	—	—	$11.72	40.02%	2.03%	2.23%	(0.61)%	(0.81)%	124%	$939
2016	$8.97	(0.05)	(0.37)	(0.42)	(0.04)	(0.14)	(0.18)	$8.37	(4.69)%	2.04%	2.24%	(0.57)%	(0.77)%	130%	$658
2015	$8.85	(0.07)	0.57	0.50	(0.01)	(0.37)	(0.38)	$8.97	6.09%	2.01%	2.21%	(0.83)%	(1.03)%	152%	$654

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2020 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.
25

Notes
26

Notes

27

Notes

28

Notes

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92635 2007

Semiannual Report

May 31, 2020

International Value Fund
Investor Class (ACEVX)
I Class (ACVUX)
A Class (MEQAX)
C Class (ACCOX)
R Class (ACVRX)
R6 Class (ACVDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Pandemic Led to Severe Economic, Market Disruptions

Early in the reporting period, market sentiment was generally upbeat. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Against this backdrop, key U.S. stock benchmarks rose to new highs in mid-February, and risk assets largely remained in favor throughout the world.

However, beginning in late February, unprecedented social, health care and economic turmoil quickly quashed the optimistic tone. The COVID-19 outbreak rapidly spread throughout the world, halting most economic activity and triggering worldwide recession fears. Adding to the turmoil, global oil prices collapsed amid plunging demand and a price war between Saudi Arabia and Russia. Global stocks and other riskier assets sold off sharply as investors fled to safe-haven investments.

Central banks and federal governments stepped in quickly and aggressively to stabilize global markets and provide financial relief. These extraordinary efforts proved helpful, as markets broadly rebounded in April and May despite discouraging economic and corporate earnings data. In addition, declining coronavirus infection rates and the reopening of many economies helped fuel the recovery. But the rebound wasn’t enough to offset the effects of the earlier sell-off, and global stocks retreated for the six-month period. U.S. stocks fared better than non-U.S. stocks. Among non-U.S. stocks, developed markets generally declined at a greater pace than emerging markets.

As COVID-19 infections are slowing, most economies across the world are reopening. Nevertheless, the return to pre-pandemic economic and market levels will take time and patience. In the meantime, investors likely will face periods of economic and political uncertainty and heightened market volatility. While these influences can be unsettling, they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather unpredictable markets, and we’re confident we will meet today's challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2020
Top Ten Holdings	% of net assets
iShares MSCI EAFE ETF	2.8%
GlaxoSmithKline plc	2.6%
Rio Tinto plc	2.2%
Royal Dutch Shell plc, B Shares	2.2%
Iberdrola SA	2.0%
TOTAL SA	1.9%
Toyota Motor Corp.	1.8%
HSBC Holdings plc	1.5%
Zurich Insurance Group AG	1.5%
BHP Group plc	1.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	93.2%
Exchange-Traded Funds	3.6%
Total Equity Exposure	96.8%
Temporary Cash Investments	2.3%
Other Assets and Liabilities	0.9%

Investments by Country	% of net assets
Japan	25.4%
United Kingdom	17.6%
France	9.5%
Germany	7.6%
Switzerland	5.9%
Australia	4.6%
Sweden	4.3%
Spain	3.8%
Singapore	2.5%
Hong Kong	2.3%
Finland	2.3%
Italy	2.3%
Other Countries	5.1%
Exchange-Traded Funds*	3.6%
Cash and Equivalents**	3.2%
*Category may increase exposure to the countries indicated. The Schedule of Investments provides additional information on the fund's portfolio holdings.
**Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Expenses Paid During Period(1) 12/1/19 - 5/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$890.90	$6.10	1.29%
I Class	$1,000	$892.70	$5.16	1.09%
A Class	$1,000	$890.10	$7.28	1.54%
C Class	$1,000	$886.30	$10.80	2.29%
R Class	$1,000	$888.10	$8.45	1.79%
R6 Class	$1,000	$892.60	$4.45	0.94%
Hypothetical
Investor Class	$1,000	$1,018.55	$6.51	1.29%
I Class	$1,000	$1,019.55	$5.50	1.09%
A Class	$1,000	$1,017.30	$7.77	1.54%
C Class	$1,000	$1,013.55	$11.53	2.29%
R Class	$1,000	$1,016.05	$9.02	1.79%
R6 Class	$1,000	$1,020.30	$4.75	0.94%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

MAY 31, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 93.2%
Australia — 4.6%
AGL Energy Ltd.	32,584	$361,993
Aristocrat Leisure Ltd.	11,047	187,262
Australia & New Zealand Banking Group Ltd.	39,697	466,990
BlueScope Steel Ltd.	8,188	59,486
CIMIC Group Ltd.	8,917	148,493
Commonwealth Bank of Australia	2,579	108,267
Fortescue Metals Group Ltd.	61,373	563,132
Santos Ltd.	9,726	34,326
		1,929,949
Austria — 0.5%
ANDRITZ AG(1)	4,539	170,564
Raiffeisen Bank International AG	2,676	49,426
		219,990
Belgium — 0.4%
KBC Group NV	2,471	129,778
Telenet Group Holding NV	1,333	54,750
		184,528
Denmark — 0.7%
Novo Nordisk A/S, B Shares	1,230	80,192
Pandora A/S	4,514	225,385
		305,577
Finland — 2.3%
Fortum Oyj	4,327	83,024
Kone Oyj, B Shares	7,431	498,835
Orion Oyj, Class B	7,039	376,695
		958,554
France — 9.5%
BNP Paribas SA(1)	15,945	575,134
Bouygues SA(1)	2,177	66,892
CNP Assurances(1)	2,520	26,627
Eiffage SA(1)	1,866	170,709
L'Oreal SA	1,177	343,672
Legrand SA	6,095	416,391
Peugeot SA(1)	26,051	372,884
Safran SA(1)	2,148	206,083
Sanofi	3,200	312,082
Schneider Electric SE	1,900	189,548
Societe Generale SA(1)	4,800	71,034
TOTAL SA	21,946	825,137
Valeo SA	13,560	335,517
Vinci SA	1,259	116,738
		4,028,448
Germany — 7.6%
adidas AG(1)	556	145,801
Allianz SE	3,282	595,528
6

	Shares	Value
Aroundtown SA	8,717	$47,929
Bayer AG	1,746	116,628
Brenntag AG	4,622	242,386
Commerzbank AG(1)	11,926	46,524
Continental AG	4,071	398,288
Deutsche Post AG(1)	3,700	114,622
GEA Group AG	16,969	503,674
Hannover Rueck SE	708	113,599
Muenchener Rueckversicherungs-Gesellschaft AG	1,404	318,761
Porsche Automobil Holding SE, Preference Shares	3,504	189,459
RWE AG	3,761	123,909
Siemens AG	2,629	286,966
		3,244,074
Hong Kong — 2.3%
BOC Hong Kong Holdings Ltd.	26,500	74,380
Galaxy Entertainment Group Ltd.	28,000	191,007
Hang Seng Bank Ltd.	17,100	260,867
Hong Kong Exchanges & Clearing Ltd.	2,000	69,977
Sands China Ltd.	98,800	388,523
		984,754
Ireland — 0.4%
Bank of Ireland Group plc(1)	98,224	177,558
Italy — 2.3%
Enel SpA	46,864	360,623
Ferrari NV	2,942	498,308
Fiat Chrysler Automobiles NV(1)	11,200	99,330
		958,261
Japan — 25.4%
ABC-Mart, Inc.	5,500	334,518
Amada Co. Ltd.	43,300	386,654
Astellas Pharma, Inc.	27,000	479,971
Bandai Namco Holdings, Inc.	2,300	128,104
Brother Industries Ltd.	25,000	471,486
Chugai Pharmaceutical Co. Ltd.	800	118,060
Honda Motor Co. Ltd.	7,600	196,611
Hoya Corp.	800	75,090
ITOCHU Corp.	22,900	491,502
KDDI Corp.	17,200	500,856
Mitsubishi Chemical Holdings Corp.	16,300	96,052
Mitsubishi UFJ Financial Group, Inc.	79,300	327,247
Nexon Co. Ltd.	10,000	208,498
Nintendo Co. Ltd.	1,000	404,156
Nitori Holdings Co. Ltd.	2,300	417,167
NTT DOCOMO, Inc.	22,300	609,871
Recruit Holdings Co. Ltd.	4,200	144,909
Santen Pharmaceutical Co. Ltd.	9,000	166,273
Sekisui House Ltd.	25,800	491,889
Shin-Etsu Chemical Co. Ltd.	3,400	398,961
Shionogi & Co. Ltd.	8,100	478,605
Showa Denko KK	4,000	95,740
Softbank Corp.	5,700	72,261
SoftBank Group Corp.	7,800	350,340
7

	Shares	Value
Sony Corp.	5,700	$363,988
Sumitomo Mitsui Financial Group, Inc.	12,800	370,833
Sundrug Co. Ltd.	3,800	128,030
Takeda Pharmaceutical Co. Ltd.	6,800	264,776
Toho Gas Co. Ltd.	2,200	108,228
Tokyo Electron Ltd.	2,100	419,805
Toyota Motor Corp.	12,300	771,743
Trend Micro, Inc.	3,000	165,021
Tsuruha Holdings, Inc.	2,100	310,352
Welcia Holdings Co. Ltd.	5,100	427,467
		10,775,064
Netherlands — 1.0%
Koninklijke DSM NV	1,017	130,525
NN Group NV	9,747	302,124
		432,649
New Zealand — 1.5%
a2 Milk Co. Ltd.(1)	31,706	374,830
Meridian Energy Ltd.	91,071	269,951
		644,781
Norway — 0.6%
Aker BP ASA	14,304	231,306
Equinor ASA	1,818	26,541
		257,847
Singapore — 2.5%
DBS Group Holdings Ltd.	11,000	152,152
Oversea-Chinese Banking Corp. Ltd.	57,600	350,218
Singapore Telecommunications Ltd.	117,600	207,937
United Overseas Bank Ltd.	24,400	337,977
		1,048,284
Spain — 3.8%
Banco Bilbao Vizcaya Argentaria SA	133,477	416,689
Banco Santander SA	11,123	25,307
Iberdrola SA	80,117	864,709
Industria de Diseno Textil SA	5,862	163,865
Mapfre SA	37,262	65,748
Telefonica SA	19,344	91,270
		1,627,588
Sweden — 4.3%
Hennes & Mauritz AB, B Shares	27,847	422,659
Industrivarden AB, C Shares(1)	10,731	239,563
Investor AB, B Shares	8,291	442,988
Kinnevik AB, B Shares	21,900	553,553
Lundin Energy AB	6,838	165,685
		1,824,448
Switzerland — 5.9%
Geberit AG	885	431,595
Kuehne + Nagel International AG(1)	3,152	455,582
Novartis AG	2,346	203,374
Partners Group Holding AG	330	274,215
Roche Holding AG	1,126	390,861
UBS Group AG(1)	9,016	97,152
8

	Shares	Value
Zurich Insurance Group AG	1,992	$644,495
		2,497,274
United Kingdom — 17.6%
3i Group plc	22,162	227,102
Barclays plc	86,558	124,044
BHP Group plc	32,623	639,791
BP plc	83,276	316,223
British American Tobacco plc	2,806	110,969
Burberry Group plc	5,238	97,284
Centrica plc	346,353	157,056
Evraz plc	101,627	357,263
Ferguson plc	5,259	415,389
GlaxoSmithKline plc	52,676	1,090,905
HSBC Holdings plc	143,048	657,837
JD Sports Fashion plc	11,130	90,882
Legal & General Group plc	176,759	436,634
London Stock Exchange Group plc	414	41,219
M&G plc	28,109	48,842
Meggitt plc	18,483	63,572
Rio Tinto plc	17,743	951,040
Rolls-Royce Holdings plc(1)	12,999	43,860
Royal Dutch Shell plc, B Shares	61,158	933,250
Sage Group plc (The)	17,900	153,291
St. James's Place plc	16,926	193,034
Vodafone Group plc	208,682	344,458
		7,493,945
TOTAL COMMON STOCKS (Cost $44,023,680)		39,593,573
EXCHANGE-TRADED FUNDS — 3.6%
iShares MSCI EAFE ETF	19,595	1,168,646
iShares MSCI EAFE Value ETF	5,500	215,380
iShares MSCI Japan ETF	2,950	163,459
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,636,470)		1,547,485
TEMPORARY CASH INVESTMENTS — 2.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.25%, 5/15/25 - 2/15/27, valued at $990,997), in a joint trading account at 0.01%, dated 5/29/20, due 6/1/20 (Delivery value $970,926)		970,925
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,237	2,237
TOTAL TEMPORARY CASH INVESTMENTS (Cost $973,162)		973,162
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $46,633,312)		42,114,220
OTHER ASSETS AND LIABILITIES — 0.9%		373,682
TOTAL NET ASSETS — 100.0%		$42,487,902

9

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	22.2%
Consumer Discretionary	15.2%
Industrials	13.4%
Health Care	9.8%
Materials	7.5%
Communication Services	6.6%
Energy	5.9%
Utilities	5.6%
Consumer Staples	4.0%
Information Technology	2.9%
Real Estate	0.1%
Exchange-Traded Funds	3.6%
Cash and Equivalents*	3.2%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

MAY 31, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $46,633,312)	$42,114,220
Foreign currency holdings, at value (cost of $4,126)	4,123
Receivable for capital shares sold	114,590
Dividends and interest receivable	369,705
42,602,638

Liabilities
Payable for capital shares redeemed	73,239
Accrued management fees	39,373
Distribution and service fees payable	2,124
114,736

Net Assets	$42,487,902

Net Assets Consist of:
Capital (par value and paid-in surplus)	$54,319,371
Distributable earnings	(11,831,469)
$42,487,902

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$10,787,061	1,651,649	$6.53
I Class, $0.01 Par Value	$20,719,923	3,179,751	$6.52
A Class, $0.01 Par Value	$5,449,727	828,689	$6.58*
C Class, $0.01 Par Value	$908,734	138,460	$6.56
R Class, $0.01 Par Value	$700,513	106,884	$6.55
R6 Class, $0.01 Par Value	$3,921,944	602,391	$6.51
*Maximum offering price $6.98 (net asset value divided by 0.9425).

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $67,494)	$739,971
Securities lending, net	3,040
Interest	2,699
745,710

Expenses:
Management fees	243,833
Distribution and service fees:
A Class	7,184
C Class	5,580
R Class	1,631
Directors' fees and expenses	682
Other expenses	575
259,485
Fees waived(1)	(2,108)
257,377

Net investment income (loss)	488,333

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(331,297)
Foreign currency translation transactions	(10,705)
(342,002)

Change in net unrealized appreciation (depreciation) on:
Investments	(5,284,526)
Translation of assets and liabilities in foreign currencies	4,621
(5,279,905)

Net realized and unrealized gain (loss)	(5,621,907)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,133,574)

(1)Amount consists of $539, $941, $287, $56, $33 and $252 for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2019
Increase (Decrease) in Net Assets	May 31, 2020	November 30, 2019
Operations
Net investment income (loss)	$488,333	$1,307,907
Net realized gain (loss)	(342,002)	(3,173,890)
Change in net unrealized appreciation (depreciation)	(5,279,905)	3,143,711
Net increase (decrease) in net assets resulting from operations	(5,133,574)	1,277,728

Distributions to Shareholders
From earnings:
Investor Class	(330,222)	(403,529)
I Class	(669,104)	(357,536)
A Class	(164,627)	(258,329)
C Class	(17,023)	(49,480)
R Class	(14,529)	(19,023)
R6 Class	(218,419)	(577,763)
Decrease in net assets from distributions	(1,413,924)	(1,665,660)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	5,898,728	(1,950,464)

Net increase (decrease) in net assets	(648,770)	(2,338,396)

Net Assets
Beginning of period	43,136,672	45,475,068
End of period	$42,487,902	$43,136,672

 See Notes to Financial Statements.
13

Notes to Financial Statements

MAY 31, 2020 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of
14

Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 7% of the shares of the fund.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of NT International Value Fund, one fund in a series issued by the corporation. During the period ended May 31, 2020, the investment advisor agreed to waive 0.01% of the fund's management fee. The investment advisor expects this waiver to continue until March 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

16

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended May 31, 2020 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	1.100% to 1.300%	1.29%	1.28%
I Class	0.900% to 1.100%	1.09%	1.08%
A Class	1.100% to 1.300%	1.29%	1.28%
C Class	1.100% to 1.300%	1.29%	1.28%
R Class	1.100% to 1.300%	1.29%	1.28%
R6 Class	0.750% to 0.950%	0.94%	0.93%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2020 are detailed in the Statement of Operations.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $368 and there were no interfund sales.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2020 were $18,211,578 and $13,415,612, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2020		Year ended November 30, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	814,428	$6,130,386	150,004	$1,109,245
Issued in reinvestment of distributions	46,745	321,514	53,047	390,556
Redeemed	(416,332)	(2,870,732)	(441,896)	(3,294,374)
	444,841	3,581,168	(238,845)	(1,794,573)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	790,818	5,213,279	1,802,912	13,322,365
Issued in reinvestment of distributions	96,273	669,104	48,412	357,536
Redeemed	(214,016)	(1,474,379)	(320,303)	(2,383,740)
	673,075	4,408,004	1,531,021	11,296,161
A Class/Shares Authorized	30,000,000		30,000,000
Sold	26,881	189,127	29,026	218,600
Issued in reinvestment of distributions	23,249	164,079	34,759	257,913
Redeemed	(81,208)	(604,715)	(206,057)	(1,544,282)
	(31,078)	(251,509)	(142,272)	(1,067,769)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	6,137	45,701	11,743	88,541
Issued in reinvestment of distributions	2,374	16,902	6,595	48,966
Redeemed	(56,485)	(388,004)	(126,994)	(941,805)
	(47,974)	(325,401)	(108,656)	(804,298)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	38,498	270,868	15,219	112,965
Issued in reinvestment of distributions	2,089	14,495	2,572	18,972
Redeemed	(9,821)	(59,184)	(30,281)	(231,260)
	30,766	226,179	(12,490)	(99,323)
R6 Class/Shares Authorized	45,000,000		45,000,000
Sold	50,368	344,183	510,546	3,776,617
Issued in reinvestment of distributions	31,120	218,419	79,224	577,763
Redeemed	(338,411)	(2,302,315)	(1,891,164)	(13,835,042)
	(256,923)	(1,739,713)	(1,301,394)	(9,480,662)
Net increase (decrease)	812,707	$5,898,728	(272,636)	$(1,950,464)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

18

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	—	$39,593,573	—
Exchange-Traded Funds	$1,547,485	—	—
Temporary Cash Investments	2,237	970,925	—
	$1,549,722	$40,564,498	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$46,782,094
Gross tax appreciation of investments	$2,292,052
Gross tax depreciation of investments	(6,959,926)
Net tax appreciation (depreciation) of investments	$(4,667,874)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of November 30, 2019, the fund had accumulated short-term capital losses of $(4,712,022) and accumulated long-term capital losses of $(2,473,038), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$7.57	0.08	(0.89)	(0.81)	(0.23)	$6.53	(10.91)%	1.29%(4)	1.30%(4)	2.25%(4)	2.24%(4)	32%	$10,787
2019	$7.61	0.23	0.02	0.25	(0.29)	$7.57	3.41%	1.34%	1.34%	3.13%	3.13%	87%	$9,136
2018	$8.96	0.21	(1.27)	(1.06)	(0.29)	$7.61	(12.25)%	1.30%	1.30%	2.56%	2.56%	80%	$11,008
2017	$7.40	0.21	1.51	1.72	(0.16)	$8.96	23.59%	1.30%	1.30%	2.47%	2.47%	101%	$14,398
2016	$7.83	0.20	(0.45)	(0.25)	(0.18)	$7.40	(3.15)%	1.31%	1.31%	2.86%	2.86%	76%	$13,810
2015	$8.91	0.22	(0.97)	(0.75)	(0.33)	$7.83	(8.56)%	1.31%	1.31%	2.70%	2.70%	77%	$20,945
I Class
2020(3)	$7.57	0.08	(0.88)	(0.80)	(0.25)	$6.52	(10.73)%	1.09%(4)	1.10%(4)	2.45%(4)	2.44%(4)	32%	$20,720
2019	$7.62	0.25	0.01	0.26	(0.31)	$7.57	3.53%	1.14%	1.14%	3.33%	3.33%	87%	$18,981
2018	$8.97	0.22	(1.26)	(1.04)	(0.31)	$7.62	(12.05)%	1.10%	1.10%	2.76%	2.76%	80%	$7,434
2017	$7.41	0.23	1.51	1.74	(0.18)	$8.97	23.86%	1.10%	1.10%	2.67%	2.67%	101%	$4,173
2016	$7.84	0.22	(0.45)	(0.23)	(0.20)	$7.41	(2.99)%	1.11%	1.11%	3.06%	3.06%	76%	$7,300
2015	$8.92	0.28	(1.01)	(0.73)	(0.35)	$7.84	(8.37)%	1.11%	1.11%	2.90%	2.90%	77%	$7,798

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(3)	$7.60	0.07	(0.89)	(0.82)	(0.20)	$6.58	(10.99)%	1.54%(4)	1.55%(4)	2.00%(4)	1.99%(4)	32%	$5,450
2019	$7.64	0.22	0.01	0.23	(0.27)	$7.60	3.08%	1.59%	1.59%	2.88%	2.88%	87%	$6,532
2018	$8.99	0.19	(1.27)	(1.08)	(0.27)	$7.64	(12.43)%	1.55%	1.55%	2.31%	2.31%	80%	$7,651
2017	$7.41	0.17	1.55	1.72	(0.14)	$8.99	23.45%	1.55%	1.55%	2.22%	2.22%	101%	$9,857
2016	$7.85	0.18	(0.45)	(0.27)	(0.17)	$7.41	(3.46)%	1.56%	1.56%	2.61%	2.61%	76%	$11,029
2015	$8.93	0.20	(0.97)	(0.77)	(0.31)	$7.85	(8.77)%	1.56%	1.56%	2.45%	2.45%	77%	$14,838
C Class
2020(3)	$7.51	0.04	(0.89)	(0.85)	(0.10)	$6.56	(11.37)%	2.29%(4)	2.30%(4)	1.25%(4)	1.24%(4)	32%	$909
2019	$7.54	0.16	0.01	0.17	(0.20)	$7.51	2.29%	2.34%	2.34%	2.13%	2.13%	87%	$1,400
2018	$8.87	0.13	(1.26)	(1.13)	(0.20)	$7.54	(13.04)%	2.30%	2.30%	1.56%	1.56%	80%	$2,224
2017	$7.33	0.12	1.51	1.63	(0.09)	$8.87	22.41%	2.30%	2.30%	1.47%	1.47%	101%	$4,225
2016	$7.78	0.13	(0.46)	(0.33)	(0.12)	$7.33	(4.21)%	2.31%	2.31%	1.86%	1.86%	76%	$3,774
2015	$8.85	0.13	(0.95)	(0.82)	(0.25)	$7.78	(9.39)%	2.31%	2.31%	1.70%	1.70%	77%	$3,502

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(3)	$7.55	0.06	(0.89)	(0.83)	(0.17)	$6.55	(11.19)%	1.79%(4)	1.80%(4)	1.75%(4)	1.74%(4)	32%	$701
2019	$7.58	0.19	0.02	0.21	(0.24)	$7.55	2.91%	1.84%	1.84%	2.63%	2.63%	87%	$575
2018	$8.93	0.18	(1.29)	(1.11)	(0.24)	$7.58	(12.74)%	1.80%	1.80%	2.06%	2.06%	80%	$672
2017	$7.36	0.16	1.52	1.68	(0.11)	$8.93	23.09%	1.80%	1.80%	1.97%	1.97%	101%	$537
2016	$7.80	0.18	(0.47)	(0.29)	(0.15)	$7.36	(3.68)%	1.81%	1.81%	2.36%	2.36%	76%	$448
2015	$8.87	0.18	(0.96)	(0.78)	(0.29)	$7.80	(8.95)%	1.81%	1.81%	2.20%	2.20%	77%	$387
R6 Class
2020(3)	$7.58	0.08	(0.88)	(0.80)	(0.27)	$6.51	(10.74)%	0.94%(4)	0.95%(4)	2.60%(4)	2.59%(4)	32%	$3,922
2019	$7.63	0.26	0.01	0.27	(0.32)	$7.58	3.72%	0.99%	0.99%	3.48%	3.48%	87%	$6,513
2018	$8.98	0.26	(1.29)	(1.03)	(0.32)	$7.63	(11.91)%	0.95%	0.95%	2.91%	2.91%	80%	$16,485
2017	$7.42	0.23	1.52	1.75	(0.19)	$8.98	24.06%	0.95%	0.95%	2.82%	2.82%	101%	$46,833
2016	$7.85	0.23	(0.45)	(0.22)	(0.21)	$7.42	(2.87)%	0.96%	0.96%	3.21%	3.21%	76%	$23,378
2015	$8.93	0.23	(0.95)	(0.72)	(0.36)	$7.85	(8.22)%	0.96%	0.96%	3.05%	3.05%	77%	$31,418

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2020 (unaudited).
(4)Annualized.

 See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.

Notes

Notes

Notes

Notes

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92632 2007

Semiannual Report

May 31, 2020

Non-U.S. Intrinsic Value Fund
Investor Class (ANTUX)
I Class (ANVHX)
A Class (ANVLX)
R Class (ANVRX)
R6 Class (ANVMX)
G Class (ANTGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Pandemic Led to Severe Economic, Market Disruptions

Early in the reporting period, market sentiment was generally upbeat. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Against this backdrop, key U.S. stock benchmarks rose to new highs in mid-February, and risk assets largely remained in favor throughout the world.

However, beginning in late February, unprecedented social, health care and economic turmoil quickly quashed the optimistic tone. The COVID-19 outbreak rapidly spread throughout the world, halting most economic activity and triggering worldwide recession fears. Adding to the turmoil, global oil prices collapsed amid plunging demand and a price war between Saudi Arabia and Russia. Global stocks and other riskier assets sold off sharply as investors fled to safe-haven investments.

Central banks and federal governments stepped in quickly and aggressively to stabilize global markets and provide financial relief. These extraordinary efforts proved helpful, as markets broadly rebounded in April and May despite discouraging economic and corporate earnings data. In addition, declining coronavirus infection rates and the reopening of many economies helped fuel the recovery. But the rebound wasn’t enough to offset the effects of the earlier sell-off, and global stocks retreated for the six-month period. U.S. stocks fared better than non-U.S. stocks. Among non-U.S. stocks, developed markets generally declined at a greater pace than emerging markets.

As COVID-19 infections are slowing, most economies across the world are reopening. Nevertheless, the return to pre-pandemic economic and market levels will take time and patience. In the meantime, investors likely will face periods of economic and political uncertainty and heightened market volatility. While these influences can be unsettling, they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather unpredictable markets, and we’re confident we will meet today's challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2020
Top Ten Holdings	% of net assets
Sanofi*	5.5%
GlaxoSmithKline plc	5.4%
Kingfisher plc	4.3%
Credit Suisse Group AG	3.6%
Barclays plc	3.6%
Mitsubishi UFJ Financial Group, Inc.	3.5%
TOTAL SA	3.4%
BNP Paribas SA	3.4%
Surgutneftegas PJSC, Preference Shares	3.4%
Daimler AG	3.0%
*Includes shares traded on all exchanges.

Types of Investments in Portfolio	% of net assets
Common Stocks	97.1%
Exchange-Traded Funds	1.7%
Total Equity Exposure	98.8%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	0.7%

Investments by Country	% of net assets
United Kingdom	20.0%
Japan	18.1%
France	16.2%
China	7.9%
Germany	6.3%
South Korea	6.0%
Russia	5.8%
Switzerland	5.8%
Italy	4.2%
Netherlands	2.2%
Other Countries	4.6%
Exchange-Traded Funds	1.7%
Cash and Equivalents*	1.2%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Expenses Paid During Period(1) 12/1/19 - 5/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$730.10	$5.67	1.31%
I Class	$1,000	$741.50(2)	$4.78(3)	1.11%
A Class	$1,000	$740.20(2)	$6.71(3)	1.56%
R Class	$1,000	$739.10(2)	$7.78(3)	1.81%
R6 Class	$1,000	$742.40(2)	$4.14(3)	0.96%
G Class	$1,000	$734.20	$0.04	0.01%
Hypothetical
Investor Class	$1,000	$1,018.45	$6.61	1.31%
I Class	$1,000	$1,019.45(4)	$5.60(4)	1.11%
A Class	$1,000	$1,017.20(4)	$7.87(4)	1.56%
R Class	$1,000	$1,015.95(4)	$9.12(4)	1.81%
R6 Class	$1,000	$1,020.20(4)	$4.85(4)	0.96%
G Class	$1,000	$1,024.95	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Ending account value based on actual return from December 3, 2019 (commencement of sale) through May 31, 2020.
(3)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the period from December 3, 2019 (commencement of sale) through May 31, 2020, divided by 366, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.
(4)Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.
5

Schedule of Investments

MAY 31, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.1%
Belgium — 0.9%
Ontex Group NV	181,850	$2,881,573
Brazil — 0.7%
Banco Bradesco SA	625,460	2,059,354
China — 7.9%
Baidu, Inc., ADR(1)	78,575	8,372,166
CNOOC Ltd.	7,375,000	8,341,243
CNOOC Ltd., ADR	7,219	823,832
PetroChina Co. Ltd., H Shares	19,058,000	6,612,832
		24,150,073
France — 16.2%
Atos SE(1)	49,737	3,769,151
BNP Paribas SA(1)	285,301	10,290,773
Publicis Groupe SA	181,570	5,165,422
Sanofi	163,312	15,927,103
Sanofi, ADR	19,994	981,905
Societe Generale SA(1)	211,670	3,132,453
TOTAL SA	278,741	10,480,248
		49,747,055
Germany — 6.3%
Bayerische Motoren Werke AG	98,244	5,719,332
Commerzbank AG(1)	1,124,686	4,387,448
Daimler AG	252,835	9,343,356
		19,450,136
Italy — 4.2%
Eni SpA	812,053	7,366,115
Saras SpA(1)	3,957,304	3,552,995
UniCredit SpA(1)	235,146	2,015,174
		12,934,284
Japan — 18.1%
Alfresa Holdings Corp.	267,500	5,398,467
Haseko Corp.	290,400	3,541,723
Hazama Ando Corp.	248,300	1,607,712
Mitsubishi UFJ Financial Group, Inc.	2,611,900	10,778,528
Mizuho Financial Group, Inc.	7,109,600	8,882,709
Nippon Television Holdings, Inc.	468,000	5,406,016
Nissan Motor Co. Ltd.	1,862,300	6,936,701
Sumitomo Mitsui Financial Group, Inc.	264,200	7,654,229
Token Corp.	23,000	1,577,913
TV Asahi Holdings Corp.	154,000	2,419,974
Yamazen Corp.	142,700	1,236,051
		55,440,023
Mexico — 1.8%
Fibra Uno Administracion SA de CV	7,142,164	5,478,735
Netherlands — 2.2%
Aegon NV	1,182,344	3,178,289
6

	Shares	Value
Randstad NV	56,602	$2,382,541
Signify NV(1)	57,175	1,226,220
		6,787,050
Russia — 5.8%
Gazprom PJSC	2,571,451	7,337,390
Surgutneftegas PJSC, Preference Shares	20,428,219	10,287,415
		17,624,805
South Korea — 6.0%
Hana Financial Group, Inc.	34,426	830,357
Hyundai Mobis Co. Ltd.	45,905	7,365,293
Hyundai Motor Co.	79,602	6,320,410
Kia Motors Corp.	139,995	3,885,339
		18,401,399
Spain — 1.2%
Atresmedia Corp. de Medios de Comunicacion SA	401,629	1,077,392
Banco Bilbao Vizcaya Argentaria SA	806,185	2,516,749
		3,594,141
Switzerland — 5.8%
Credit Suisse Group AG	1,211,326	11,125,361
UBS Group AG(1)	602,194	6,488,963
		17,614,324
United Kingdom — 20.0%
Babcock International Group plc	1,735,260	8,236,571
Barclays plc	7,738,378	11,089,626
BT Group plc	1,290,127	1,860,475
Capita plc(1)	3,241,111	1,361,922
GlaxoSmithKline plc	802,509	16,619,730
Kingfisher plc	5,510,917	13,278,908
Standard Chartered plc (London)	517,728	2,368,032
WPP plc	855,171	6,496,428
		61,311,692
TOTAL COMMON STOCKS (Cost $353,865,223)		297,474,644
EXCHANGE-TRADED FUNDS — 1.7%
iShares MSCI EAFE Value ETF (Cost $4,810,643)	135,620	5,310,879
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.25%, 5/15/25 - 2/15/27, valued at $613,125), in a joint trading account at 0.01%, dated 5/29/20, due 6/1/20 (Delivery value $600,707)		600,706
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 3/31/24, valued at $987,959), at 0.03%, dated 5/29/20, due 6/1/20 (Delivery value $967,002)		967,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,567,706)		1,567,706
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $360,243,572)		304,353,229
OTHER ASSETS AND LIABILITIES — 0.7%		2,100,676
TOTAL NET ASSETS — 100.0%		$306,453,905

7

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	28.3%
Consumer Discretionary	18.8%
Energy	18.0%
Health Care	12.7%
Communication Services	10.1%
Industrials	4.8%
Real Estate	1.8%
Information Technology	1.7%
Consumer Staples	0.9%
Exchange-Traded Funds	1.7%
Cash and Equivalents*	1.2%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1) Non-income producing.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

MAY 31, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $360,243,572)	$304,353,229
Foreign currency holdings, at value (cost of $69)	70
Receivable for capital shares sold	547
Dividends and interest receivable	2,212,470
306,566,316

Liabilities
Disbursements in excess of demand deposit cash	22,080
Accrued management fees	90,331
112,411

Net Assets	$306,453,905

Net Assets Consist of:
Capital (par value and paid-in surplus)	$391,637,751
Distributable earnings	(85,183,846)
$306,453,905

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$86,612,429	11,658,276	$7.43
I Class, $0.01 Par Value	$3,709	499	$7.43
A Class, $0.01 Par Value	$3,701	499	$7.42*
R Class, $0.01 Par Value	$4,732	639	$7.41
R6 Class, $0.01 Par Value	$3,713	492	$7.55
G Class, $0.01 Par Value	$219,825,621	29,371,762	$7.48
*Maximum offering price $7.87 (net asset value divided by 0.9425).

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $548,512)	$4,440,023
Interest	27,600
4,467,623

Expenses:
Management fees	1,650,855
Distribution and service fees:
A Class	5
R Class	11
Directors' fees and expenses	5,163
Other expenses	9,385
1,665,419
Fees waived - G Class	(1,065,675)
599,744

Net investment income (loss)	3,867,879

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(30,076,939)
Foreign currency translation transactions	50,409
(30,026,530)

Change in net unrealized appreciation (depreciation) on:
Investments	(63,926,822)
Translation of assets and liabilities in foreign currencies	24,357
(63,902,465)

Net realized and unrealized gain (loss)	(93,928,995)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(90,061,116)

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED) AND PERIOD ENDED NOVEMBER 30, 2019
Increase (Decrease) in Net Assets	May 31, 2020	November 30, 2019(1)
Operations
Net investment income (loss)	$3,867,879	$14,444,042
Net realized gain (loss)	(30,026,530)	3,810,075
Change in net unrealized appreciation (depreciation)	(63,902,465)	8,016,669
Net increase (decrease) in net assets resulting from operations	(90,061,116)	26,270,786

Distributions to Shareholders
From earnings:
Investor Class	(4,358,940)	(491,729)
I Class	(218)	—
A Class	(216)	—
R Class	(215)	—
R6 Class	(215)	—
G Class	(14,604,585)	(949,592)
Decrease in net assets from distributions	(18,964,389)	(1,441,321)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	49,016,584	341,633,361

Net increase (decrease) in net assets	(60,008,921)	366,462,826

Net Assets
Beginning of period	366,462,826	—
End of period	$306,453,905	$366,462,826

(1) December 6, 2018 (fund inception) through November 30, 2019.

See Notes to Financial Statements.

11

Notes to Financial Statements

MAY 31, 2020 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Non-U.S. Intrinsic Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital appreciation.

The fund offers the Investor Class, I Class, A Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge. Sale of the Investor Class and G Class commenced on December 6, 2018, the fund's inception date. Sale of the I Class, A Class, R Class and R6 Class commenced on December 3, 2019.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

13

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 99% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	R Class	R6 Class	G Class
1.30%	1.10%	1.30%	1.30%	0.95%	0.00%(1)
(1)Annual management fee before waiver was 0.95%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2020 are detailed in the Statement of Operations.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

14

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2020 were $205,302,733 and $163,314,357, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2020(1)		Period ended November 30, 2019(2)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	130,000,000		130,000,000
Sold	1,995,514	$15,222,909	11,270,260	$112,661,064
Issued in reinvestment of distributions	409,675	4,358,940	51,009	491,729
Redeemed	(349,765)	(3,707,954)	(1,718,417)	(16,249,420)
	2,055,424	15,873,895	9,602,852	96,903,373
I Class/Shares Authorized	50,000,000		N/A
Sold	479	5,000
Issued in reinvestment of distributions	20	218
	499	5,218
A Class/Shares Authorized	50,000,000		N/A
Sold	479	5,000
Issued in reinvestment of distributions	20	216
	499	5,216
R Class/Shares Authorized	50,000,000		N/A
Sold	645	6,136
Issued in reinvestment of distributions	20	215
Redeemed	(26)	(183)
	639	6,168
R6 Class/Shares Authorized	60,000,000		N/A
Sold	472	5,000
Issued in reinvestment of distributions	20	215
	492	5,215
G Class/Shares Authorized	340,000,000		340,000,000
Sold	6,461,521	50,801,709	29,283,091	292,987,696
Issued in reinvestment of distributions	1,371,323	14,604,585	98,301	949,592
Redeemed	(3,042,208)	(32,285,422)	(4,800,266)	(49,207,300)
	4,790,636	33,120,872	24,581,126	244,729,988
Net increase (decrease)	6,848,189	$49,016,584	34,183,978	$341,633,361

(1)December 3, 2019 (commencement of sale) through May 31, 2020 for I Class, A Class, R Class and R6 Class.
(2)December 6, 2018 (fund inception) through November 30, 2019.

15

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$10,177,903	$287,296,741	—
Exchange-Traded Funds	5,310,879	—	—
Temporary Cash Investments	—	1,567,706	—
	$15,488,782	$288,864,447	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.
The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

16

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$364,262,788
Gross tax appreciation of investments	$8,092,759
Gross tax depreciation of investments	(68,002,318)
Net tax appreciation (depreciation) of investments	$(59,909,559)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$10.61	0.06	(2.79)	(2.73)	(0.32)	(0.13)	(0.45)	$7.43	(26.99)%	1.31%(4)	1.53%(4)	52%	$86,612
2019(5)	$10.00	0.31	0.34	0.65	(0.04)	—	(0.04)	$10.61	6.59%	1.31%(4)	3.04%(4)	85%	$101,934
I Class
2020(6)	$10.45	0.07	(2.64)	(2.57)	(0.32)	(0.13)	(0.45)	$7.43	(25.85)%	1.11%(4)	1.73%(4)	52%(7)	$4
A Class
2020(6)	$10.45	0.05	(2.63)	(2.58)	(0.32)	(0.13)	(0.45)	$7.42	(25.98)%	1.56%(4)	1.28%(4)	52%(7)	$4
R Class
2020(6)	$10.45	0.04	(2.63)	(2.59)	(0.32)	(0.13)	(0.45)	$7.41	(26.09)%	1.81%(4)	1.03%(4)	52%(7)	$5
R6 Class
2020(6)	$10.60	0.08	(2.67)	(2.59)	(0.33)	(0.13)	(0.46)	$7.55	(25.76)%	0.96%(4)	1.88%(4)	52%(7)	$4
G Class
2020(3)	$10.76	0.12	(2.80)	(2.68)	(0.47)	(0.13)	(0.60)	$7.48	(26.58)%	0.01%(4)(8)	2.83%(4)(8)	52%	$219,826
2019(5)	$10.00	0.43	0.37	0.80	(0.04)	—	(0.04)	$10.76	8.00%	0.01%(4)(9)	4.34%(4)(9)	85%	$264,529

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2020 (unaudited).
(4)Annualized.
(5)December 6, 2018 (fund inception) through November 30, 2019.
(6)December 3, 2019 (commencement of sale) through May 31, 2020 (unaudited).
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended May 31, 2020.
(8)The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.96% and 1.88%, respectively.
(9)The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.96% and 3.39%, respectively.

 See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

20

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.
21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-95206 2007

Semiannual Report

May 31, 2020

NT Emerging Markets Fund
G Class (ACLKX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 31, 2020
Top Ten Holdings	% of net assets
Tencent Holdings Ltd.	7.2%
Alibaba Group Holding Ltd., ADR	7.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.5%
Samsung Electronics Co. Ltd.	4.6%
Naspers Ltd., N Shares	3.6%
GDS Holdings Ltd., ADR	2.1%
China Construction Bank Corp., H Shares	2.0%
HDFC Bank Ltd.	2.0%
Chailease Holding Co. Ltd.	1.9%
Industrial & Commercial Bank of China Ltd., H Shares	1.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.6%
Temporary Cash Investments	1.5%
Other Assets and Liabilities	(0.1)%

Investments by Country	% of net assets
China	43.3%
Taiwan	12.7%
South Korea	11.7%
India	6.0%
Brazil	5.7%
South Africa	4.8%
Russia	3.0%
Thailand	2.1%
Other Countries	9.3%
Cash and Equivalents*	1.4%
*Includes temporary cash investments and other assets and liabilities.
2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Expenses Paid During Period(1) 12/1/19 - 5/31/20	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$924.20	$0.14	0.03%
Hypothetical
G Class	$1,000	$1,024.85	$0.15	0.03%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

MAY 31, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.6%
Argentina — 1.1%
Globant SA(1)	28,800	$4,038,048
Brazil — 5.7%
B3 SA - Brasil Bolsa Balcao	562,300	4,806,046
Cia Brasileira de Distribuicao	142,200	1,651,889
Magazine Luiza SA	325,188	3,942,744
Raia Drogasil SA	115,600	2,388,557
TOTVS SA	543,300	2,048,460
Vale SA, ADR	196,237	1,915,273
WEG SA	522,300	4,062,866
		20,815,835
China — 43.3%
A-Living Services Co. Ltd., H Shares	675,250	3,637,276
Alibaba Group Holding Ltd., ADR(1)	127,184	26,376,690
Anhui Conch Cement Co. Ltd., H Shares	601,000	4,531,594
China Construction Bank Corp., H Shares	9,084,000	7,176,087
China Education Group Holdings Ltd.	1,582,000	2,741,270
China Gas Holdings Ltd.	864,200	3,040,032
China International Travel Service Corp. Ltd., A Shares	172,987	2,457,809
China Overseas Land & Investment Ltd.	496,000	1,523,255
CIFI Holdings Group Co. Ltd.	6,842,376	4,945,807
CNOOC Ltd.	4,524,000	5,116,716
Country Garden Services Holdings Co. Ltd.(1)	1,156,000	5,439,817
GDS Holdings Ltd., ADR(1)	133,255	7,595,535
Geely Automobile Holdings Ltd.	1,470,000	2,033,180
Haier Electronics Group Co. Ltd.	850,000	2,375,878
Industrial & Commercial Bank of China Ltd., H Shares	10,236,095	6,641,280
JD.com, Inc., ADR(1)	67,705	3,678,413
Kweichow Moutai Co. Ltd., A Shares	27,500	5,272,214
Li Ning Co. Ltd.	719,000	2,425,874
Luxshare Precision Industry Co. Ltd., A Shares	685,600	4,292,823
New Oriental Education & Technology Group, Inc., ADR(1)	53,581	6,427,577
Ping An Insurance Group Co. of China Ltd., H Shares	600,500	5,961,898
Shenzhou International Group Holdings Ltd.	208,500	2,506,151
TAL Education Group, ADR(1)	106,920	6,036,703
Tencent Holdings Ltd.	495,200	26,394,872
Wuxi Biologics Cayman, Inc.(1)	138,500	2,187,744
Xinyi Solar Holdings Ltd.	5,964,000	4,351,983
Zhongji Innolight Co. Ltd., A Shares	406,900	3,258,591
		158,427,069
Egypt — 0.6%
Commercial International Bank Egypt S.A.E.	522,719	2,066,449
Hungary — 1.3%
OTP Bank Nyrt(1)	147,446	4,911,417
India — 6.0%
Asian Paints Ltd.	63,585	1,412,616
4

	Shares	Value
Bajaj Finance Ltd.	34,028	$875,173
Bata India Ltd.	93,721	1,641,343
HDFC Bank Ltd.	567,688	7,157,539
Indraprastha Gas Ltd.	306,673	1,909,284
Jubilant Foodworks Ltd.	122,796	2,688,798
Nestle India Ltd.	14,802	3,442,632
Tata Consultancy Services Ltd.	107,836	2,813,111
		21,940,496
Indonesia — 1.4%
Bank Rakyat Indonesia Persero Tbk PT	13,086,500	2,649,425
Telekomunikasi Indonesia Persero Tbk PT	11,399,700	2,464,371
		5,113,796
Malaysia — 1.1%
Top Glove Corp. Bhd	1,327,500	4,067,052
Mexico — 1.6%
America Movil SAB de CV, Class L ADR	150,620	1,997,221
Wal-Mart de Mexico SAB de CV	1,597,931	3,999,422
		5,996,643
Peru — 0.4%
Credicorp Ltd.	11,547	1,591,408
Philippines — 0.7%
Ayala Land, Inc.	4,070,480	2,541,516
Russia — 3.0%
Novatek PJSC, GDR	22,582	3,286,241
Sberbank of Russia PJSC, ADR (London)	286,231	3,253,700
Yandex NV, A Shares(1)	115,474	4,645,519
		11,185,460
South Africa — 4.8%
Capitec Bank Holdings Ltd.	44,407	2,159,157
Kumba Iron Ore Ltd.	76,324	2,063,594
Naspers Ltd., N Shares	83,559	13,286,389
		17,509,140
South Korea — 11.7%
CJ Logistics Corp.(1)	36,824	4,792,962
Hotel Shilla Co. Ltd.	41,097	2,642,948
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	21,883	1,610,918
LG Household & Health Care Ltd.	2,600	2,882,153
Orion Corp/Republic of Korea	28,909	3,086,866
Samsung Electro-Mechanics Co. Ltd.	55,900	5,662,101
Samsung Electronics Co. Ltd.	407,895	16,747,475
SK Hynix, Inc.	81,898	5,407,566
		42,832,989
Taiwan — 12.7%
ASPEED Technology, Inc.	113,000	5,838,588
Chailease Holding Co. Ltd.	1,800,788	7,001,219
Giant Manufacturing Co. Ltd.	230,000	1,803,344
Largan Precision Co. Ltd.	15,000	1,916,922
Merida Industry Co. Ltd.	343,000	2,059,636
President Chain Store Corp.	202,000	1,988,751
Taiwan Semiconductor Manufacturing Co. Ltd.	2,454,774	23,907,569
Win Semiconductors Corp.	223,000	1,909,700
		46,425,729
5

	Shares	Value
Thailand — 2.1%
Airports of Thailand PCL	973,000	$1,908,964
CP ALL PCL	1,508,500	3,336,705
Muangthai Capital PCL	1,419,500	2,474,432
		7,720,101
Turkey — 0.6%
BIM Birlesik Magazalar AS	244,463	2,335,006
United Kingdom — 0.5%
Network International Holdings plc(1)	292,484	1,686,710
TOTAL COMMON STOCKS (Cost $271,079,559)		361,204,864
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.25%, 5/15/25 - 2/15/27, valued at $2,164,590), in a joint trading account at 0.01%, dated 5/29/20, due 6/1/20 (Delivery value $2,120,750)		2,120,748
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.50%, 4/15/24, valued at $3,490,858), at 0.03%, dated 5/29/20, due 6/1/20 (Delivery value $3,419,009)		3,419,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,886	4,886
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,544,634)		5,544,634
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $276,624,193)		366,749,498
OTHER ASSETS AND LIABILITIES — (0.1)%		(502,275)
TOTAL NET ASSETS — 100.0%		$366,247,223

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	25.2%
Consumer Discretionary	23.3%
Financials	16.0%
Communication Services	9.6%
Consumer Staples	8.2%
Industrials	5.8%
Materials	2.7%
Real Estate	2.5%
Energy	2.3%
Health Care	1.7%
Utilities	1.3%
Cash and Equivalents*	1.4%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.

6

Statement of Assets and Liabilities

MAY 31, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $276,624,193)	$366,749,498
Foreign currency holdings, at value (cost of $78,870)	78,803
Receivable for investments sold	2,865,283
Receivable for capital shares sold	238,519
Dividends and interest receivable	330,682
Other assets	52,062
370,314,847

Liabilities
Payable for investments purchased	4,067,624

Net Assets	$366,247,223

G Class Capital Shares, $0.01 Par Value
Shares authorized	510,000,000
Shares outstanding	35,353,546

Net Asset Value Per Share	$10.36

Net Assets Consist of:
Capital (par value and paid-in surplus)	$302,391,750
Distributable earnings	63,855,473
$366,247,223

See Notes to Financial Statements.
7

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $290,480)	$2,234,341
Interest	19,503
Securities lending, net	11,375
2,265,219

Expenses:
Management fees	1,719,916
Directors' fees and expenses	6,212
Other expenses	41,663
1,767,791
Fees waived	(1,719,916)
47,875

Net investment income (loss)	2,217,344

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(20,623))	(5,408,847)
Foreign currency translation transactions	45,185
(5,363,662)

Change in net unrealized appreciation (depreciation) on:
Investments	(21,634,957)
Translation of assets and liabilities in foreign currencies	(2,726)
(21,637,683)

Net realized and unrealized gain (loss)	(27,001,345)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(24,784,001)

See Notes to Financial Statements.

8

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2019
Increase (Decrease) in Net Assets	May 31, 2020	November 30, 2019
Operations
Net investment income (loss)	$2,217,344	$12,147,378
Net realized gain (loss)	(5,363,662)	(20,069,885)
Change in net unrealized appreciation (depreciation)	(21,637,683)	60,255,917
Net increase (decrease) in net assets resulting from operations	(24,784,001)	52,333,410

Distributions to Shareholders
From earnings	(12,202,414)	(36,104,267)

Capital Share Transactions
Proceeds from shares sold	23,303,590	100,536,971
Proceeds from reinvestment of distributions	12,202,414	36,104,267
Payments for shares redeemed	(64,267,929)	(123,853,000)
Net increase (decrease) in net assets from capital share transactions	(28,761,925)	12,788,238

Net increase (decrease) in net assets	(65,748,340)	29,017,381

Net Assets
Beginning of period	431,995,563	402,978,182
End of period	$366,247,223	$431,995,563

Transactions in Shares of the Fund
Sold	2,201,167	9,172,751
Issued in reinvestment of distributions	1,032,353	3,643,216
Redeemed	(5,374,470)	(11,328,492)
Net increase (decrease) in shares of the fund	(2,140,950)	1,487,475
See Notes to Financial Statements.

9

Notes to Financial Statements

MAY 31, 2020 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
10

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its securities.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The
11

maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 98% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.90%. The investment advisor agreed to waive the fund's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The annual management fee for the period ended May 31, 2020 was 0.00% after waiver.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Other Expenses — The fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, filing fees for foreign tax reclaims and other miscellaneous expenses. The impact of other expenses to the annualized ratio of operating expenses to average net assets was 0.02% for the period ended May 31, 2020.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $14,707 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $4,734 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2020 were $94,474,779 and $124,939,947, respectively.

12

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Argentina	$4,038,048	—	—
Brazil	1,915,273	$18,900,562	—
China	50,114,918	108,312,151	—
Mexico	1,997,221	3,999,422	—
Peru	1,591,408	—	—
Russia	4,645,519	6,539,941	—
Other Countries	—	159,150,401	—
Temporary Cash Investments	4,886	5,539,748	—
	$64,307,273	$302,442,225	—

6. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

13

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$278,149,790
Gross tax appreciation of investments	$101,996,184
Gross tax depreciation of investments	(13,396,476)
Net tax appreciation (depreciation) of investments	$88,599,708

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of November 30, 2019, the fund had accumulated short-term capital losses of $(20,367,328), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2020(3)	$11.52	0.06	(0.89)	(0.83)	(0.33)	—	(0.33)	$10.36	(7.58)%	0.03%(4)	0.93%(4)	1.16%(4)	0.26%(4)	25%	$366,247
2019	$11.19	0.31	0.94	1.25	(0.15)	(0.77)	(0.92)	$11.52	12.54%	0.01%	0.91%	2.80%	1.90%	50%	$431,996
2018	$14.54	0.23	(2.00)	(1.77)	(0.14)	(1.44)	(1.58)	$11.19	(13.75)%	0.01%	0.95%	1.78%	0.84%	66%	$402,978
2017	$10.27	0.09	4.26	4.35	(0.08)	—	(0.08)	$14.54	42.75%	0.69%	1.25%	0.74%	0.18%	56%	$481,494
2016	$9.75	0.05	0.50	0.55	(0.03)	—	(0.03)	$10.27	5.68%	1.18%	1.18%	0.53%	0.53%	75%	$394,433
2015	$10.84	0.05	(1.12)	(1.07)	(0.02)	—	(0.02)	$9.75	(9.88)%	1.24%	1.24%	0.49%	0.49%	61%	$372,802

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2020 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

16

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.
17

Notes
18

Notes
19

Notes

20

Notes

21

Notes

22

Notes

23

Notes
24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92626 2007

Semiannual Report

May 31, 2020

NT International Growth Fund
G Class (ACLNX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 31, 2020
Top Ten Holdings	% of net assets
Nestle SA	3.9%
AstraZeneca plc	2.6%
ASML Holding NV	2.1%
Lonza Group AG	2.0%
CSL Ltd.	2.0%
Keyence Corp.	2.0%
Cellnex Telecom SA	1.9%
LVMH Moet Hennessy Louis Vuitton SE	1.9%
Iberdrola SA	1.9%
London Stock Exchange Group plc	1.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	(0.6)%

Investments by Country	% of net assets
Japan	14.3%
France	12.7%
Switzerland	11.8%
United Kingdom	10.3%
China	5.6%
Canada	5.5%
Germany	5.5%
Sweden	5.0%
Netherlands	4.8%
Spain	4.7%
Denmark	4.5%
Australia	3.0%
Hong Kong	2.5%
Ireland	2.3%
Other Countries	7.0%
Cash and Equivalents*	0.5%
*Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Expenses Paid During Period(1) 12/1/19 - 5/31/20	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$982.90	$0.05	0.01%
Hypothetical
G Class	$1,000	$1,024.95	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

MAY 31, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Australia — 3.0%
Aristocrat Leisure Ltd.	153,330	$2,599,155
Atlassian Corp. plc, Class A(1)	22,810	4,226,693
CSL Ltd.	81,540	14,875,351
		21,701,199
Belgium — 0.8%
KBC Group NV	116,890	6,139,099
Brazil — 1.0%
Magazine Luiza SA	586,299	7,108,586
Canada — 5.5%
Alimentation Couche-Tard, Inc., B Shares	192,360	6,021,510
Canada Goose Holdings, Inc.(1)	167,050	3,260,816
Canadian Pacific Railway Ltd.	29,380	7,363,938
Element Fleet Management Corp.	762,430	5,421,207
Intact Financial Corp.	77,620	7,409,938
Shopify, Inc., Class A(1)	6,710	5,092,602
TMX Group Ltd.	55,770	5,590,164
		40,160,175
China — 5.6%
Alibaba Group Holding Ltd., ADR(1)	55,600	11,530,884
ANTA Sports Products Ltd.	714,000	6,408,732
GDS Holdings Ltd., ADR(1)	114,130	6,505,410
Huazhu Group Ltd., ADR	96,006	3,246,923
TAL Education Group, ADR(1)	75,670	4,272,328
Tencent Holdings Ltd.	175,700	9,365,063
		41,329,340
Denmark — 4.5%
Carlsberg A/S, B Shares	74,820	9,690,083
DSV Panalpina A/S	97,812	10,374,243
Novo Nordisk A/S, B Shares	196,460	12,808,583
		32,872,909
Finland — 1.4%
Neste Oyj	254,900	10,327,270
France — 12.7%
Air Liquide SA	87,120	11,855,618
Arkema SA	80,242	7,018,185
Dassault Systemes SE	40,420	6,861,643
Edenred	161,345	6,756,653
Iliad SA	26,660	4,703,380
LVMH Moet Hennessy Louis Vuitton SE	33,630	14,082,908
Schneider Electric SE	132,700	13,238,424
Teleperformance	31,450	7,466,015
TOTAL SA	144,280	5,424,714
Valeo SA	462,630	11,446,926
Vivendi SA	163,360	3,719,239
		92,573,705
4

	Shares	Value
Germany — 5.5%
adidas AG(1)	35,980	$9,435,128
E.ON SE	461,190	4,881,359
Infineon Technologies AG	530,995	11,066,778
Puma SE(1)	103,360	7,339,137
Symrise AG	67,540	7,370,655
		40,093,057
Hong Kong — 2.5%
AIA Group Ltd.	1,561,600	12,731,387
Techtronic Industries Co. Ltd.	673,000	5,857,213
		18,588,600
India — 1.0%
HDFC Bank Ltd.	586,670	7,396,868
Indonesia — 0.6%
Bank Central Asia Tbk PT	2,492,800	4,435,243
Ireland — 2.3%
ICON plc(1)	30,130	5,075,398
Kerry Group plc, A Shares	65,460	8,132,353
Ryanair Holdings plc, ADR(1)	50,710	3,639,457
		16,847,208
Italy — 1.4%
Ferrari NV	32,130	5,442,092
Prysmian SpA	224,030	4,786,843
		10,228,935
Japan — 14.3%
GMO Payment Gateway, Inc.	46,600	5,249,375
Hoya Corp.	130,500	12,249,076
Keyence Corp.	35,100	14,455,151
Kobe Bussan Co. Ltd.	93,400	4,839,672
MonotaRO Co. Ltd.	266,200	9,677,370
Murata Manufacturing Co. Ltd.	240,500	13,442,618
Obic Co. Ltd.	43,100	7,477,773
Olympus Corp.	111,500	1,940,003
Pan Pacific International Holdings Corp.	377,200	7,603,985
Recruit Holdings Co. Ltd.	378,700	13,065,954
Rohm Co. Ltd.	62,200	4,193,348
Terumo Corp.	260,200	10,227,859
		104,422,184
Netherlands — 4.8%
Adyen NV(1)	7,630	10,038,113
ASML Holding NV	46,660	15,274,249
Koninklijke DSM NV	75,330	9,668,113
		34,980,475
Spain — 4.7%
Amadeus IT Group SA	119,016	6,232,030
Cellnex Telecom SA	248,477	14,106,976
Iberdrola SA	1,282,186	13,838,732
		34,177,738
Sweden — 5.0%
Atlas Copco AB, A Shares	174,190	6,858,810
5

	Shares	Value
Hexagon AB, B Shares(1)	189,730	$10,472,190
Lundin Energy AB	363,743	8,813,521
Telefonaktiebolaget LM Ericsson, B Shares	1,147,440	10,474,102
		36,618,623
Switzerland — 11.8%
Lonza Group AG	30,270	14,905,210
Nestle SA	263,272	28,504,289
Novartis AG	107,100	9,284,456
Partners Group Holding AG	9,680	8,043,652
Sika AG	58,424	10,039,195
Temenos AG	54,120	8,304,742
Zurich Insurance Group AG	22,740	7,357,339
		86,438,883
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	582,000	5,668,222
United Kingdom — 10.3%
Ashtead Group plc	159,500	4,747,040
ASOS plc(1)	313,920	11,648,326
Associated British Foods plc	259,360	5,858,207
AstraZeneca plc	180,720	19,214,924
Ferguson plc	59,020	4,661,770
Halma plc	131,020	3,786,964
London Stock Exchange Group plc	135,490	13,489,827
Ocado Group plc(1)	214,320	5,819,489
Reckitt Benckiser Group plc	67,140	6,005,764
		75,232,311
TOTAL COMMON STOCKS (Cost $547,661,928)		727,340,630
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.25%, 5/15/25 - 2/15/27, valued at $3,070,680), in a joint trading account at 0.01%, dated 5/29/20, due 6/1/20 (Delivery value $3,008,489)		3,008,486
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 3/31/24, valued at $4,950,536), at 0.03%, dated 5/29/20, due 6/1/20 (Delivery value $4,849,012)		4,849,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,931	6,931
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,864,417)		7,864,417
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $555,526,345)		735,205,047
OTHER ASSETS AND LIABILITIES — (0.6)%		(4,376,489)
TOTAL NET ASSETS — 100.0%		$730,828,558
6

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	21.2%
Consumer Discretionary	15.2%
Health Care	13.8%
Industrials	12.6%
Financials	10.6%
Consumer Staples	9.4%
Materials	6.3%
Communication Services	4.4%
Energy	3.4%
Utilities	2.6%
Cash and Equivalents*	0.5%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

MAY 31, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $555,526,345)	$735,205,047
Foreign currency holdings, at value (cost of $27,254)	27,255
Receivable for investments sold	14,637,657
Receivable for capital shares sold	508
Dividends and interest receivable	2,486,830
Other assets	12,219
752,369,516

Liabilities
Payable for investments purchased	15,118,991
Payable for capital shares redeemed	6,390,415
Accrued foreign taxes	31,552
21,540,958

Net Assets	$730,828,558

G Class Capital Shares, $0.01 Par Value
Shares authorized	1,000,000,000
Shares outstanding	67,136,147
Net Asset Value Per Share	$10.89

Net Assets Consist of:
Capital (par value and paid-in surplus)	$553,427,281
Distributable earnings	177,401,277
$730,828,558

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $899,105)	$6,463,352
Securities lending, net	22,095
Interest	19,335
6,504,782

Expenses:
Management fees	3,034,277
Directors' fees and expenses	12,017
Other expenses	29,228
3,075,522
Fees waived	(3,034,277)
41,245

Net investment income (loss)	6,463,537

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $10,922)	(5,969,501)
Foreign currency translation transactions	(36,284)
(6,005,785)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $96,086)	(9,061,480)
Translation of assets and liabilities in foreign currencies	78,655
(8,982,825)

Net realized and unrealized gain (loss)	(14,988,610)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,525,073)

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2019
Increase (Decrease) in Net Assets	May 31, 2020	November 30, 2019
Operations
Net investment income (loss)	$6,463,537	$13,195,921
Net realized gain (loss)	(6,005,785)	17,160,913
Change in net unrealized appreciation (depreciation)	(8,982,825)	107,590,800
Net increase (decrease) in net assets resulting from operations	(8,525,073)	137,947,634

Distributions to Shareholders
From earnings	(21,446,973)	(108,218,409)

Capital Share Transactions
Proceeds from shares sold	35,725,248	25,530,950
Proceeds from reinvestment of distributions	21,446,973	108,218,409
Payments for shares redeemed	(123,522,490)	(232,567,170)
Net increase (decrease) in net assets from capital share transactions	(66,350,269)	(98,817,811)

Net increase (decrease) in net assets	(96,322,315)	(69,088,586)

Net Assets
Beginning of period	827,150,873	896,239,459
End of period	$730,828,558	$827,150,873

Transactions in Shares of the Fund
Sold	3,708,283	2,530,857
Issued in reinvestment of distributions	1,918,957	11,892,133
Redeemed	(11,241,532)	(22,184,342)
Net increase (decrease) in shares of the fund	(5,614,292)	(7,761,352)

See Notes to Financial Statements.
10

Notes to Financial Statements

MAY 31, 2020 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 99% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of International Growth Fund, one fund in a series issued by the corporation. The management fee schedule ranges from 0.700% to 1.150%. The investment advisor agreed to waive the fund’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended May 31, 2020 was 0.82% before waiver and 0.00% after waiver.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2020 were $235,496,833 and $315,105,567, respectively.
13

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$4,226,693	$17,474,506	—
Canada	3,260,816	36,899,359	—
China	25,555,545	15,773,795	—
Ireland	8,714,855	8,132,353	—
Other Countries	—	607,302,708	—
Temporary Cash Investments	6,931	7,857,486	—
	$41,764,840	$693,440,207	—
6. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

14

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$557,467,629
Gross tax appreciation of investments	$188,977,121
Gross tax depreciation of investments	(11,239,703)
Net tax appreciation (depreciation) of investments	$177,737,418

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
15

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2020(3)	$11.37	0.09	(0.27)	(0.18)	(0.17)	(0.13)	(0.30)	$10.89	(1.71)%	0.01%(4)	0.83%(4)	1.76%(4)	0.94%(4)	32%	$730,829
2019	$11.13	0.17	1.50	1.67	(0.22)	(1.21)	(1.43)	$11.37	18.27%	0.01%	0.84%	1.60%	0.77%	70%	$827,151
2018	$12.57	0.22	(1.09)	(0.87)	(0.20)	(0.37)	(0.57)	$11.13	(7.35)%	0.01%	0.82%	1.75%	0.94%	71%	$896,239
2017	$9.61	0.14	2.91	3.05	(0.09)	—	(0.09)	$12.57	32.02%	0.61%	0.91%	1.26%	0.96%	57%	$1,039,845
2016	$10.95	0.10	(1.02)	(0.92)	(0.08)	(0.34)	(0.42)	$9.61	(8.69)%	0.98%	0.98%	0.98%	0.98%	69%	$845,423
2015	$11.58	0.08	(0.26)	(0.18)	(0.05)	(0.40)	(0.45)	$10.95	(1.44)%	0.97%	0.97%	0.69%	0.69%	83%	$795,985

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2020 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

17

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.
18

Notes
19

Notes
20

Notes

21

Notes

22

Notes

23

Notes
24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92627 2007

Semiannual Report

May 31, 2020

NT International Small-Mid Cap Fund
Investor Class (ANTSX)
G Class (ANTMX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 31, 2020
Top Ten Holdings	% of net assets
Avast plc	1.6%
Intermediate Capital Group plc	1.6%
SHO-BOND Holdings Co. Ltd.	1.5%
Nabtesco Corp.	1.4%
Games Workshop Group plc	1.4%
MorphoSys AG	1.4%
Harmonic Drive Systems, Inc.	1.4%
Lasertec Corp.	1.3%
Saracen Mineral Holdings Ltd.	1.3%
Nissan Chemical Corp.	1.3%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Rights	0.1%
Total Equity Exposure	99.4%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	0.2%

Investments by Country	% of net assets
Japan	25.4%
United Kingdom	15.7%
Canada	10.0%
Sweden	8.6%
Germany	7.9%
Australia	7.6%
Switzerland	4.2%
Italy	3.5%
France	2.9%
Hong Kong	2.6%
Israel	2.4%
Netherlands	2.2%
Finland	2.0%
Other Countries	4.4%
Cash and Equivalents*	0.6%
*Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Expenses Paid During Period(1) 12/1/19 - 5/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$990.20	$7.36	1.48%
G Class	$1,000	$997.60	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,017.60	$7.47	1.48%
G Class	$1,000	$1,024.95	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

MAY 31, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Australia — 7.6%
Afterpay Ltd.(1)	70,393	$2,237,206
Breville Group Ltd.	130,440	1,919,185
carsales.com Ltd.	164,766	1,752,934
Magellan Financial Group Ltd.	85,128	3,323,947
Megaport Ltd.(1)	175,074	1,583,884
NEXTDC Ltd.(1)	431,212	2,633,636
NRW Holdings Ltd.	2,162,379	2,753,231
Saracen Mineral Holdings Ltd.(1)	1,259,243	4,247,323
Seven Group Holdings Ltd.	376,553	4,020,004
		24,471,350
Belgium — 1.2%
Argenx SE(1)	17,568	3,754,431
Canada — 10.0%
Boyd Group Services, Inc.	16,463	2,520,178
BRP, Inc.	86,456	2,993,951
Colliers International Group, Inc.	59,960	3,096,747
Descartes Systems Group, Inc. (The)(1)	69,754	3,325,455
Element Fleet Management Corp.	393,622	2,798,823
FirstService Corp.	30,411	2,826,963
Gibson Energy, Inc.	125,194	1,936,763
Innergex Renewable Energy, Inc.	113,140	1,556,358
Jamieson Wellness, Inc.	60,346	1,455,562
Kinaxis, Inc.(1)	9,620	1,242,142
Parex Resources, Inc.(1)	224,522	2,524,313
TFI International, Inc.	98,855	2,993,974
TMX Group Ltd.	26,388	2,645,029
		31,916,258
Denmark — 1.3%
Netcompany Group A/S(1)	20,597	1,254,643
Royal Unibrew A/S(1)	36,598	2,939,925
		4,194,568
Finland — 2.0%
Huhtamaki Oyj(1)	100,439	4,067,102
Valmet Oyj(1)	94,078	2,452,750
		6,519,852
France — 2.9%
Euronext NV	32,731	3,024,191
Korian SA	111,947	4,037,033
SOITEC(1)	22,740	2,218,025
		9,279,249
Germany — 7.9%
Bechtle AG	15,037	2,632,728
CompuGroup Medical SE	17,681	1,443,874
Evotec SE(1)	99,641	2,669,647
Flatex AG(1)	53,787	1,864,984
4

	Shares	Value
HelloFresh SE(1)	71,196	$2,901,978
MorphoSys AG(1)	34,454	4,458,735
Sixt SE	9,994	798,570
Stroeer SE & Co. KGaA	41,939	3,044,345
TeamViewer AG(1)	78,846	4,016,718
Varta AG(1)	15,106	1,550,039
		25,381,618
Hong Kong — 2.6%
Ausnutria Dairy Corp. Ltd.(1)	1,561,000	3,151,860
Man Wah Holdings Ltd.	2,777,600	2,170,559
Minth Group Ltd.	1,110,000	3,045,156
		8,367,575
Israel — 2.4%
AudioCodes Ltd.	78,380	2,872,627
Kornit Digital Ltd.(1)	31,581	1,476,412
Nova Measuring Instruments Ltd.(1)	69,619	3,320,826
		7,669,865
Italy — 3.5%
Amplifon SpA(1)	80,864	2,252,436
Falck Renewables SpA	661,974	3,976,059
FinecoBank Banca Fineco SpA(1)	282,586	3,316,258
Pirelli & C SpA(1)	345,609	1,554,242
		11,098,995
Japan — 25.4%
Anritsu Corp.	179,300	3,536,275
Ariake Japan Co. Ltd.	16,600	1,151,862
Cosmos Pharmaceutical Corp.	15,200	2,182,094
GMO Payment Gateway, Inc.	17,600	1,982,597
Harmonic Drive Systems, Inc.	75,200	4,347,246
IR Japan Holdings Ltd.	33,500	2,975,980
Japan Elevator Service Holdings Co. Ltd.	85,600	2,643,550
Kakaku.com, Inc.	101,900	2,468,245
Kobe Bussan Co. Ltd.	62,400	3,233,357
Lasertec Corp.	52,400	4,311,567
Menicon Co. Ltd.	34,200	1,740,417
MonotaRO Co. Ltd.	72,200	2,624,741
Nabtesco Corp.	148,700	4,623,064
Nihon Kohden Corp.	91,700	3,060,119
Nihon M&A Center, Inc.	94,000	3,781,261
Nippon Gas Co. Ltd.	101,700	4,030,334
Nissan Chemical Corp.	93,100	4,114,700
Orix JREIT, Inc.	1,192	1,726,211
Park24 Co. Ltd.	154,700	3,006,793
PeptiDream, Inc.(1)	36,100	1,621,187
SCREEN Holdings Co. Ltd.	60,100	2,697,242
Seria Co. Ltd.	64,400	2,065,686
5

	Shares	Value
SHIFT, Inc.(1)	35,700	$3,376,696
SHO-BOND Holdings Co. Ltd.	100,900	4,671,746
Topcon Corp.	39,700	348,806
UT Group Co. Ltd.(1)	169,300	3,181,182
Zenkoku Hosho Co. Ltd.	96,400	3,713,643
Zeon Corp.	229,300	2,210,520
		81,427,121
Netherlands — 2.2%
ASM International NV	25,727	3,007,864
Basic-Fit NV(1)	12,191	310,678
IMCD NV	38,807	3,671,333
		6,989,875
Norway — 1.0%
Bakkafrost P/F(1)	35,068	2,190,129
Subsea 7 SA(1)	179,858	1,039,366
		3,229,495
Singapore — 0.9%
Mapletree Industrial Trust	1,483,900	2,866,056
Sweden — 8.5%
AAK AB(1)	142,910	2,608,274
Beijer Ref AB	76,355	2,271,183
Embracer Group AB(1)	200,900	2,448,935
Fastighets AB Balder, B Shares(1)	74,330	3,048,980
Lifco AB, B Shares	39,764	2,438,716
Lindab International AB	211,671	2,147,937
Loomis AB, B Shares(1)	116,085	2,925,158
Samhallsbyggnadsbolaget i Norden AB	828,884	1,670,254
Scandic Hotels Group AB	270,659	1,208,369
Sinch AB(1)	50,137	3,361,037
Stillfront Group AB(1)	44,779	3,292,626
		27,421,469
Switzerland — 4.2%
Cembra Money Bank AG	32,585	3,232,704
SIG Combibloc Group AG(1)	228,655	3,834,004
Tecan Group AG	10,356	3,628,755
Zur Rose Group AG(1)	13,518	2,722,800
		13,418,263
United Kingdom — 15.7%
Avast plc	816,866	5,095,317
Bellway plc	84,261	2,685,411
boohoo Group plc(1)	724,556	3,481,101
Breedon Group plc(1)	1,355,971	1,348,077
Dechra Pharmaceuticals plc	56,390	1,943,641
Diploma plc	107,459	2,440,689
Electrocomponents plc	426,216	3,359,085
Future plc	184,060	3,147,718
Games Workshop Group plc	46,579	4,592,684
6

	Shares	Value
HomeServe plc	254,650	$4,093,437
Intermediate Capital Group plc	322,120	5,079,510
JD Sports Fashion plc	492,007	4,017,483
Nomad Foods Ltd.(1)	68,117	1,442,718
Serco Group plc(1)	1,799,458	2,830,759
Trainline plc(1)	484,447	2,933,117
UNITE Group plc (The)	158,859	1,708,742
		50,199,489
TOTAL COMMON STOCKS (Cost $260,322,078)		318,205,529
RIGHTS — 0.1%
Sweden — 0.1%
Scandic Hotels Group AB(1) (Cost $466,480)	270,659	536,863
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.25%, 5/15/25 - 2/15/27, valued at $467,348), in a joint trading account at 0.01%, dated 5/29/20, due 6/1/20 (Delivery value $457,883)		457,883
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.50%, 4/15/24, valued at $752,203), at 0.03%, dated 5/29/20, due 6/1/20 (Delivery value $736,002)		736,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,054	1,054
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,194,937)		1,194,937
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $261,983,495)		319,937,329
OTHER ASSETS AND LIABILITIES — 0.2%		587,485
TOTAL NET ASSETS — 100.0%		$320,524,814

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	23.0%
Information Technology	18.0%
Consumer Discretionary	11.2%
Health Care	9.6%
Financials	9.0%
Consumer Staples	7.4%
Materials	6.2%
Real Estate	5.2%
Communication Services	5.0%
Utilities	3.1%
Energy	1.7%
Cash and Equivalents*	0.6%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

MAY 31, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $261,983,495)	$319,937,329
Receivable for investments sold	6,349,073
Receivable for capital shares sold	250
Dividends and interest receivable	834,208
327,120,860

Liabilities
Foreign currency overdraft payable, at value (cost of $15,446)	15,509
Payable for investments purchased	6,026,746
Payable for capital shares redeemed	447,678
Accrued management fees	106,113
6,596,046

Net Assets	$320,524,814

Net Assets Consist of:
Capital (par value and paid-in surplus)	$292,072,216
Distributable earnings	28,452,598
$320,524,814

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$92,756,888	8,975,447	$10.33
G Class, $0.01 Par Value	$227,767,926	21,871,159	$10.41

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $165,092)	$1,584,256
Securities lending, net	40,705
Interest	11,211
1,636,172

Expenses:
Management fees	1,801,820
Directors' fees and expenses	4,777
Other expenses	8,322
1,814,919
Fees waived - G Class	(1,176,055)
638,864

Net investment income (loss)	997,308

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,800,036)
Foreign currency translation transactions	3,234
(2,796,802)

Change in net unrealized appreciation (depreciation) on:
Investments	6,165,462
Translation of assets and liabilities in foreign currencies	12,628
6,178,090

Net realized and unrealized gain (loss)	3,381,288

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,378,596

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2019
Increase (Decrease) in Net Assets	May 31, 2020	November 30, 2019
Operations
Net investment income (loss)	$997,308	$3,918,676
Net realized gain (loss)	(2,796,802)	(18,276,654)
Change in net unrealized appreciation (depreciation)	6,178,090	63,120,925
Net increase (decrease) in net assets resulting from operations	4,378,596	48,762,947

Distributions to Shareholders
From earnings:
Investor Class	(1,580,340)	(10,045,152)
G Class	(7,505,757)	(28,156,452)
Decrease in net assets from distributions	(9,086,097)	(38,201,604)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(7,882,482)	116,453,710

Net increase (decrease) in net assets	(12,589,983)	127,015,053

Net Assets
Beginning of period	333,114,797	206,099,744
End of period	$320,524,814	$333,114,797

See Notes to Financial Statements.

10

Notes to Financial Statements

MAY 31, 2020 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Small-Mid Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the Investor Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 99% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	G Class
1.47%	0.00%(1)
(1)Annual management fee before waiver was 1.12%.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.
13

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2020 were $199,239,037 and $216,934,887, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2020		Year ended November 30, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	120,000,000		120,000,000
Sold	492,052	$3,938,077	3,003,767	$30,525,147
Issued in reinvestment of distributions	147,695	1,580,340	1,151,967	10,045,152
Redeemed	(520,675)	(5,551,493)	(1,553,046)	(15,182,636)
	119,072	(33,076)	2,602,688	25,387,663
G Class/Shares Authorized	300,000,000		300,000,000
Sold	1,846,304	15,297,523	10,187,019	105,277,042
Issued in reinvestment of distributions	700,818	7,505,757	3,225,252	28,156,452
Redeemed	(2,889,489)	(30,652,686)	(4,265,651)	(42,367,447)
	(342,367)	(7,849,406)	9,146,620	91,066,047
Net increase (decrease)	(223,295)	$(7,882,482)	11,749,308	$116,453,710

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$9,112,583	$309,092,946	—
Rights	—	536,863	—
Temporary Cash Investments	1,054	1,193,883	—
	$9,113,637	$310,823,692	—

14

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.
The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$274,043,505
Gross tax appreciation of investments	$53,108,854
Gross tax depreciation of investments	(7,215,030)
Net tax appreciation (depreciation) of investments	$45,893,824
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of November 30, 2019, the fund had accumulated short-term capital losses of $(18,974,207), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$10.61	(0.02)	(0.08)	(0.10)	(0.18)	—	(0.18)	$10.33	(0.98)%	1.48%(4)	(0.37)%(4)	67%	$92,757
2019	$10.56	0.01	1.14	1.15	(0.04)	(1.06)	(1.10)	$10.61	13.13%	1.48%	0.14%	133%	$93,941
2018	$13.16	0.01	(1.73)	(1.72)	(0.11)	(0.77)	(0.88)	$10.56	(14.20)%	1.47%	0.09%	140%	$66,042
2017	$9.88	(0.01)	3.29	3.28	—	—	—	$13.16	33.20%	1.48%	(0.10)%	122%	$76,484
2016	$10.29	(0.01)	(0.33)	(0.34)	(0.07)	—	(0.07)	$9.88	(3.12)%	1.47%	(0.07)%	138%	$62,162
2015(5)	$10.00	0.02	0.27	0.29	—	—	—	$10.29	2.70%	1.47%(4)	0.32%(4)	118%	$65,428
G Class
2020(3)	$10.77	0.05	(0.07)	(0.02)	(0.34)	—	(0.34)	$10.41	(0.24)%	0.01%(4)(6)	1.10%(4)(6)	67%	$227,768
2019	$10.72	0.16	1.13	1.29	(0.18)	(1.06)	(1.24)	$10.77	14.77%	0.01%(7)	1.61%(7)	133%	$239,174
2018	$13.25	0.20	(1.76)	(1.56)	(0.20)	(0.77)	(0.97)	$10.72	(12.95)%	0.00%(8)(9)	1.56%(8)	140%	$140,057
2017	$9.89	0.06	3.32	3.38	(0.02)	—	(0.02)	$13.25	34.20%	0.80%(10)	0.58%(10)	122%	$172,954
2016	$10.30	0.01	(0.33)	(0.32)	(0.09)	—	(0.09)	$9.89	(2.97)%	1.27%	0.13%	138%	$135,377
2015(5)	$10.00	0.04	0.26	0.30	—	—	—	$10.30	2.80%	1.27%(4)	0.52%(4)	118%	$133,255

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2020 (unaudited).
(4)Annualized.
(5)March 19, 2015 (fund inception) through November 30, 2015.
(6)The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 1.13% and (0.02)%, respectively.
(7)The ratio of operating expenses to average net assets before expense waiver and the ratio of net investment income (loss) to average net assets before expense waiver was 1.13% and 0.49%, respectively.
(8)The ratio of operating expenses to average net assets before expense waiver and the ratio of net investment income (loss) to average net assets before expense waiver was 1.12% and 0.44%, respectively.
(9)Ratio was less than 0.005%.
(10)The ratio of operating expenses to average net assets before expense waiver and the ratio of net investment income (loss) to average net assets before expense waiver was 1.22% and 0.16%, respectively.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

18

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.

19

Notes

20

Notes

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92628 2007

Semiannual Report

May 31, 2020

NT International Value Fund
Investor Class (ANTVX)
G Class (ANTYX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 31, 2020
Top Ten Holdings	% of net assets
GlaxoSmithKline plc	2.4%
Rio Tinto plc	2.3%
Royal Dutch Shell plc, B Shares	2.2%
Iberdrola SA	2.1%
iShares MSCI EAFE ETF	2.0%
TOTAL SA	2.0%
Toyota Motor Corp.	1.7%
HSBC Holdings plc	1.6%
Zurich Insurance Group AG	1.6%
BHP Group plc	1.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	92.2%
Exchange-Traded Funds	2.5%
Total Equity Exposure	94.7%
Temporary Cash Investments	4.8%
Other Assets and Liabilities	0.5%

Investments by Country	% of net assets
Japan	25.0%
United Kingdom	17.4%
France	9.4%
Germany	7.4%
Switzerland	5.8%
Australia	4.5%
Sweden	4.3%
Spain	3.9%
Singapore	2.5%
Finland	2.4%
Italy	2.3%
Hong Kong	2.3%
Other Countries	5.0%
Exchange-Traded Funds*	2.5%
Cash and Equivalents**	5.3%
*Category may increase exposure to the countries indicated. The Schedule of Investments provides additional information on the fund's portfolio holdings.
**Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Expenses Paid During Period(1) 12/1/19 - 5/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$889.00	$6.09	1.29%
G Class	$1,000	$895.20	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,018.55	$6.51	1.29%
G Class	$1,000	$1,024.95	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

MAY 31, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.2%
Australia — 4.5%
AGL Energy Ltd.	526,114	$5,844,885
Aristocrat Leisure Ltd.	191,143	3,240,137
Australia & New Zealand Banking Group Ltd.	686,864	8,080,178
BlueScope Steel Ltd.	133,570	970,388
CIMIC Group Ltd.	135,976	2,264,380
Commonwealth Bank of Australia	46,945	1,970,767
Fortescue Metals Group Ltd.	935,884	8,587,260
Santos Ltd.	148,313	523,434
		31,481,429
Austria — 0.5%
ANDRITZ AG(1)	69,216	2,600,960
Raiffeisen Bank International AG	40,737	752,420
		3,353,380
Belgium — 0.4%
KBC Group NV	41,495	2,179,330
Telenet Group Holding NV	21,745	893,129
		3,072,459
Denmark — 0.7%
Novo Nordisk A/S, B Shares	18,756	1,222,833
Pandora A/S	68,835	3,436,945
		4,659,778
Finland — 2.4%
Fortum Oyj	76,848	1,474,524
Kone Oyj, B Shares	128,577	8,631,232
Orion Oyj, Class B	121,794	6,517,851
		16,623,607
France — 9.4%
BNP Paribas SA(1)	275,891	9,951,355
Bouygues SA(1)	33,198	1,020,058
CNP Assurances(1)	56,317	595,063
Eiffage SA(1)	28,455	2,603,180
L'Oreal SA	18,908	5,520,937
Legrand SA	105,460	7,204,687
Peugeot SA(1)	391,473	5,603,402
Safran SA(1)	32,755	3,142,573
Sanofi	51,668	5,038,953
Schneider Electric SE	34,198	3,411,663
Societe Generale SA(1)	83,284	1,232,500
TOTAL SA	367,793	13,828,471
Valeo SA	218,945	5,417,390
Vinci SA	20,328	1,884,871
		66,455,103
Germany — 7.4%
adidas AG(1)	9,637	2,527,135
Allianz SE	56,788	10,304,335
4

	Shares	Value
Aroundtown SA	132,926	$730,875
Bayer AG	32,319	2,158,816
Brenntag AG	75,397	3,953,960
Commerzbank AG(1)	181,861	709,447
Continental AG	62,079	6,073,532
Deutsche Post AG(1)	64,106	1,985,929
GEA Group AG	258,763	7,680,607
Hannover Rueck SE	11,372	1,824,647
Muenchener Rueckversicherungs-Gesellschaft AG	22,902	5,199,613
Porsche Automobil Holding SE, Preference Shares	53,433	2,889,080
RWE AG	57,352	1,889,503
Siemens AG	41,141	4,490,708
		52,418,187
Hong Kong — 2.3%
BOC Hong Kong Holdings Ltd.	431,000	1,209,716
Galaxy Entertainment Group Ltd.	482,000	3,288,052
Hang Seng Bank Ltd.	295,800	4,512,540
Hong Kong Exchanges & Clearing Ltd.	31,100	1,088,146
Sands China Ltd.	1,613,200	6,343,776
		16,442,230
Ireland — 0.4%
Bank of Ireland Group plc(1)	1,497,829	2,707,608
Italy — 2.3%
Enel SpA	810,873	6,239,741
Ferrari NV	50,905	8,622,151
Fiat Chrysler Automobiles NV(1)	193,701	1,717,890
		16,579,782
Japan — 25.0%
ABC-Mart, Inc.	95,000	5,778,031
Amada Co. Ltd.	749,000	6,688,315
Astellas Pharma, Inc.	440,700	7,834,193
Bandai Namco Holdings, Inc.	40,700	2,266,877
Brother Industries Ltd.	407,600	7,687,114
Chugai Pharmaceutical Co. Ltd.	13,400	1,977,506
Honda Motor Co. Ltd.	129,400	3,347,564
Hoya Corp.	14,800	1,389,167
ITOCHU Corp.	396,100	8,501,479
KDDI Corp.	297,500	8,663,063
Mitsubishi Chemical Holdings Corp.	279,900	1,649,381
Mitsubishi UFJ Financial Group, Inc.	1,293,500	5,337,887
Nexon Co. Ltd.	169,000	3,523,613
Nintendo Co. Ltd.	15,300	6,183,586
Nitori Holdings Co. Ltd.	35,100	6,366,323
NTT DOCOMO, Inc.	340,100	9,301,214
Recruit Holdings Co. Ltd.	68,800	2,373,746
Santen Pharmaceutical Co. Ltd.	165,200	3,052,039
Sekisui House Ltd.	446,200	8,507,016
Shin-Etsu Chemical Co. Ltd.	58,800	6,899,679
Shionogi & Co. Ltd.	131,900	7,793,570
Showa Denko KK	74,700	1,787,936
Softbank Corp.	87,000	1,102,932
5

	Shares	Value
SoftBank Group Corp.	118,800	$5,335,949
Sony Corp.	98,500	6,289,974
Sumitomo Mitsui Financial Group, Inc.	206,500	5,982,583
Sundrug Co. Ltd.	71,500	2,408,988
Takeda Pharmaceutical Co. Ltd.	103,600	4,033,941
Toho Gas Co. Ltd.	35,300	1,736,573
Tokyo Electron Ltd.	34,400	6,876,809
Toyota Motor Corp.	190,200	11,933,787
Trend Micro, Inc.	49,300	2,711,837
Tsuruha Holdings, Inc.	32,100	4,743,947
Welcia Holdings Co. Ltd.	81,500	6,831,096
		176,897,715
Netherlands — 1.0%
Koninklijke DSM NV	17,115	2,196,599
NN Group NV	159,486	4,943,523
		7,140,122
New Zealand — 1.5%
a2 Milk Co. Ltd.(1)	548,599	6,485,566
Meridian Energy Ltd.	1,388,753	4,116,513
		10,602,079
Norway — 0.5%
Aker BP ASA	218,123	3,527,206
Equinor ASA	22,813	333,051
		3,860,257
Singapore — 2.5%
DBS Group Holdings Ltd.	187,500	2,593,504
Oversea-Chinese Banking Corp. Ltd.	996,500	6,058,902
Singapore Telecommunications Ltd.	1,894,600	3,349,974
United Overseas Bank Ltd.	398,300	5,517,053
		17,519,433
Spain — 3.9%
Banco Bilbao Vizcaya Argentaria SA	2,309,511	7,209,832
Banco Santander SA	181,447	412,831
Iberdrola SA	1,386,239	14,961,784
Industria de Diseno Textil SA	95,626	2,673,100
Mapfre SA	607,847	1,072,539
Telefonica SA	315,555	1,488,870
		27,818,956
Sweden — 4.3%
Hennes & Mauritz AB, B Shares	481,828	7,313,139
Industrivarden AB, C Shares(1)	163,638	3,653,116
Investor AB, B Shares	135,250	7,226,401
Kinnevik AB, B Shares	378,929	9,577,962
Lundin Energy AB	104,273	2,526,543
		30,297,161

6

	Shares	Value
Switzerland — 5.8%
Geberit AG	14,436	$7,040,112
Kuehne + Nagel International AG(1)	54,538	7,882,778
Novartis AG	37,880	3,283,802
Partners Group Holding AG	5,383	4,473,035
Roche Holding AG	17,170	5,960,118
UBS Group AG(1)	145,344	1,566,159
Zurich Insurance Group AG	34,467	11,151,513
		41,357,517
United Kingdom — 17.4%
3i Group plc	361,525	3,704,677
Barclays plc	1,319,933	1,891,555
BHP Group plc	564,466	11,070,105
BP plc	1,440,898	5,471,505
Burberry Group plc	98,612	1,831,500
Centrica plc	5,281,578	2,394,963
Evraz plc	1,549,722	5,447,952
Ferguson plc	90,995	7,187,356
GlaxoSmithKline plc	803,262	16,635,325
HSBC Holdings plc	2,475,115	11,382,346
JD Sports Fashion plc	169,723	1,385,873
Legal & General Group plc	3,058,406	7,554,943
London Stock Exchange Group plc	6,754	672,450
M&G plc	428,637	744,795
Meggitt plc	281,849	969,419
Rio Tinto plc	307,002	16,455,562
Rolls-Royce Holdings plc(1)	198,223	668,827
Royal Dutch Shell plc, B Shares	1,030,293	15,721,923
Sage Group plc (The)	329,123	2,818,532
St. James's Place plc	273,293	3,116,801
Vodafone Group plc	3,610,760	5,960,041
		123,086,450
TOTAL COMMON STOCKS (Cost $695,075,660)		652,373,253
EXCHANGE-TRADED FUNDS — 2.5%
iShares MSCI EAFE ETF	236,000	14,075,040
iShares MSCI Japan ETF	59,000	3,269,190
TOTAL EXCHANGE-TRADED FUNDS (Cost $18,473,543)		17,344,230
TEMPORARY CASH INVESTMENTS — 4.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.25%, 5/15/25 - 2/15/27, valued at $13,296,058), in a joint trading account at 0.01%, dated 5/29/20, due 6/1/20 (Delivery value $13,026,769)		13,026,758
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 3/31/24, valued at $21,429,056), at 0.03%, dated 5/29/20, due 6/1/20 (Delivery value $21,005,053)		21,005,000

7

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	30,009	$30,009
TOTAL TEMPORARY CASH INVESTMENTS (Cost $34,061,767)		34,061,767
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $747,610,970)		703,779,250
OTHER ASSETS AND LIABILITIES — 0.5%		3,814,664
TOTAL NET ASSETS — 100.0%		$707,593,914

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	264	June 2020	$13,200	$22,777,920	$3,749,125

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	22.3%
Consumer Discretionary	15.2%
Industrials	12.9%
Health Care	9.6%
Materials	7.7%
Communication Services	6.5%
Energy	5.9%
Utilities	5.4%
Consumer Staples	3.7%
Information Technology	2.9%
Real Estate	0.1%
Exchange-Traded Funds	2.5%
Cash and Equivalents*	5.3%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
See Notes to Financial Statements.
8

Statement of Assets and Liabilities

MAY 31, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $747,610,970)	$703,779,250
Foreign currency holdings, at value (cost of $62,307)	62,296
Deposits with broker for futures contracts	2,323,200
Receivable for capital shares sold	35
Dividends and interest receivable	5,699,529
711,864,310

Liabilities
Payable for capital shares redeemed	4,043,439
Payable for variation margin on futures contracts	72,600
Accrued management fees	154,357
4,270,396

Net Assets	$707,593,914

Net Assets Consist of:
Capital (par value and paid-in surplus)	$859,881,160
Distributable earnings	(152,287,246)
$707,593,914

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$147,554,363	18,949,560	$7.79
G Class, $0.01 Par Value	$560,039,551	71,542,610	$7.83

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,182,110)	$12,365,519
Securities lending, net	58,086
Interest	29,588
12,453,193

Expenses:
Management fees	3,684,254
Directors' fees and expenses	11,933
Other expenses	41,663
3,737,850
Fees waived(1)	(2,671,545)
1,066,305

Net investment income (loss)	11,386,888

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(7,102,296)
Foreign currency translation transactions	(233,945)
(7,336,241)

Change in net unrealized appreciation (depreciation) on:
Investments	(82,825,637)
Futures contracts	3,749,125
Translation of assets and liabilities in foreign currencies	79,103
(78,997,409)

Net realized and unrealized gain (loss)	(86,333,650)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(74,946,762)

(1)Amount consists of $7,925 and $2,663,620 for Investor Class and G Class, respectively.

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2019
Increase (Decrease) in Net Assets	May 31, 2020	November 30, 2019
Operations
Net investment income (loss)	$11,386,888	$34,108,636
Net realized gain (loss)	(7,336,241)	(57,902,807)
Change in net unrealized appreciation (depreciation)	(78,997,409)	59,906,873
Net increase (decrease) in net assets resulting from operations	(74,946,762)	36,112,702

Distributions to Shareholders
From earnings:
Investor Class	(6,226,904)	(4,559,475)
G Class	(29,641,753)	(25,029,348)
Decrease in net assets from distributions	(35,868,657)	(29,588,823)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(4,101,175)	(19,624,059)

Net increase (decrease) in net assets	(114,916,594)	(13,100,180)

Net Assets
Beginning of period	822,510,508	835,610,688
End of period	$707,593,914	$822,510,508

See Notes to Financial Statements.

11

Notes to Financial Statements

MAY 31, 2020 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the Investor Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

13

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 99% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of International Value Fund, one fund in a series issued by the corporation. During the period, the investment advisor agreed to waive 0.01% of the fund’s management fee. The investment advisor expects this waiver to continue until March 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

14

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended May 31, 2020 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	1.100% to 1.300%	1.29%	1.28%
G Class	0.750% to 0.950%	0.94%	0.00%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $5,650 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2020 were $264,436,553 and $310,986,873, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2020		Year ended November 30, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	250,000,000		250,000,000
Sold	1,623,638	$12,336,149	3,625,256	$31,701,431
Issued in reinvestment of distributions	688,817	6,226,904	546,700	4,559,475
Redeemed	(3,401,377)	(28,853,351)	(8,488,820)	(74,209,312)
	(1,088,922)	(10,290,298)	(4,316,864)	(37,948,406)
G Class/Shares Authorized	925,000,000		925,000,000
Sold	7,254,337	53,717,154	19,857,993	175,964,884
Issued in reinvestment of distributions	3,282,586	29,641,753	3,004,724	25,029,348
Redeemed	(8,959,396)	(77,169,784)	(20,562,049)	(182,669,885)
	1,577,527	6,189,123	2,300,668	18,324,347
Net increase (decrease)	488,605	$(4,101,175)	(2,016,196)	$(19,624,059)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
15

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	—	$652,373,253	—
Exchange-Traded Funds	$17,344,230	—	—
Temporary Cash Investments	30,009	34,031,758	—
	$17,374,239	$686,405,011	—
Other Financial Instruments
Futures Contracts	$3,749,125	—	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $13,200 futures contracts purchased.
The value of equity price risk derivative instruments as of May 31, 2020, is disclosed on the Statement of Assets and Liabilities as a liability of $72,600 in payable for variation margin on futures contracts.* For the six months ended May 31, 2020, the effect of equity price risk derivative instruments on the Statement of Operations was $3,749,125 in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.
16

The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$759,264,927
Gross tax appreciation of investments	$42,546,379
Gross tax depreciation of investments	(98,032,056)
Net tax appreciation (depreciation) of investments	$(55,485,677)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of November 30, 2019, the fund had accumulated short-term capital losses of $(74,072,365) and accumulated long-term capital losses of $(32,023,648), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:								Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$9.06	0.09	(1.05)	(0.96)	(0.31)	$7.79	(11.10)%	1.29%(4)	1.30%(4)	2.14%(4)	2.13%(4)	37%	$147,554
2019	$9.00	0.28	0.02	0.30	(0.24)	$9.06	3.56%	1.29%	1.29%	3.20%	3.20%	82%	$181,458
2018	$10.53	0.25	(1.47)	(1.22)	(0.31)	$9.00	(11.95)%	1.29%	1.29%	2.48%	2.48%	76%	$219,273
2017	$8.73	0.24	1.83	2.07	(0.27)	$10.53	24.32%	1.29%	1.29%	2.44%	2.44%	79%	$242,242
2016	$9.24	0.25	(0.56)	(0.31)	(0.20)	$8.73	(3.42)%	1.30%	1.30%	2.88%	2.88%	81%	$201,138
2015(5)	$10.00	0.20	(0.96)	(0.76)	—	$9.24	(7.60)%	1.30%(4)	1.30%(4)	2.95%(4)	2.95%(4)	55%	$194,181
G Class
2020(3)	$9.16	0.14	(1.04)	(0.90)	(0.43)	$7.83	(10.48)%	0.01%(4)	0.95%(4)	3.42%(4)	2.48%(4)	37%	$560,040
2019	$9.11	0.40	—(6)	0.40	(0.35)	$9.16	4.77%	0.00%(7)	0.94%	4.49%	3.55%	82%	$641,053
2018	$10.59	0.38	(1.48)	(1.10)	(0.38)	$9.11	(10.79)%	0.01%	0.94%	3.76%	2.83%	76%	$616,338
2017	$8.75	0.29	1.84	2.13	(0.29)	$10.59	24.99%	0.69%	1.04%	3.04%	2.69%	79%	$710,717
2016	$9.25	0.26	(0.55)	(0.29)	(0.21)	$8.75	(3.16)%	1.10%	1.10%	3.08%	3.08%	81%	$586,173
2015(5)	$10.00	0.21	(0.96)	(0.75)	—	$9.25	(7.50)%	1.10%(4)	1.10%(4)	3.15%(4)	3.15%(4)	55%	$544,369

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2020 (unaudited).
(4)Annualized.
(5)March 19, 2015 (fund inception) through November 30, 2015.
(6)Per-share amount was less than $0.005.
(7)Ratio was less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

20

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92629 2007

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	July 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	July 24, 2020

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	July 24, 2020